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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-21531

TFS Capital Investment Trust

(Exact name of registrant as specified in charter)

1800 Bayberry Court, Suite 103 Richmond, Virginia	23226
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

 Ultimus Fund Solutions, LLC       225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401

Date of fiscal year end:         October 31, 2010

Date of reporting period:       October 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

ANNUAL REPORT
October 31, 2010

For more information or assistance in opening an account,
please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS

December 17, 2010

Dear Shareholder,

Enclosed is the Annual Report to shareholders of the TFS Market Neutral Fund (ticker: TFSMX) and the TFS Small Cap Fund (ticker: TFSSX) for the fiscal year ended October 31, 2010. On behalf of the investment manager, TFS Capital LLC (“TFS Capital”), I’d like to thank you for your investment.

At this time, TFS Capital would like to report that the TFS Market Neutral Fund will be returning to a “soft close” status effective January 10, 2011. A “soft close” means that TFSMX will be open for additional investment by all current investors and financial advisers that have previously allocated client assets to the Fund. The TFS Capital research team believes it has been successful in uncovering additional investment strategies that will permit the Fund to increase its current asset level.

As you may recall, the Fund implemented a “hard close” in January of 2010 in an effort to greatly limit Fund growth. The “hard close” was successful as the Fund maintained a narrow asset range since the close of between $1.0 to $1.2 billion. Please note that TFS Capital may recommend that the Fund revert back to a “hard close” in the future. Given the rising demand for “market-neutral-equity” strategies in mutual funds, a shift back to a hard close could occur quickly.

TFS Capital invested heavily in 2010 to strengthen its operations. Notably, the firm now has relationships with three separate brokerage firms to minimize its dependence on any one firm. Moreover, it has continued to automate trading, through enhancements in its proprietary trading software, which enables it to capitalize more quickly on perceived inefficiencies. TFS Capital’s infrastructure enhancements enabled it to trade more than 2 billion shares, representing greater than $22 billion in value, on behalf of the Funds during the fiscal year.

It is notable that the TFS Small Cap Fund remains open to existing and new investors. This Fund provides investors with another way to gain exposure to the management team at TFS Capital.

Below are performance highlights for the Funds.

TFS Market Neutral Fund (ticker: TFSMX)

	1 year return	3 year return	5 year return	Since Inception (9/7/2004)
TFS Market Neutral Fund	6.60%	4.68%	9.64%	9.00%
S&P 500 Index	16.52%	-6.49%	1.73%	2.97%

Average annual total returns for periods ended October 31, 2010

TFSMX’s performance over longer-term periods compares favorably to the overall U.S. equity market as measured by the S&P 500 Index. From inception through October 31, 2010, TFSMX generated a 9.00% average annual return and had an annualized standard deviation of 8.58%, whereas the S&P 500 Index generated a 2.97% average annual return and had an annualized standard deviation of 22.90%. Therefore, from inception through October 31, 2010, TFSMX produced an average annual return that was 6.03 percentage points above that of the S&P 500 Index while subjecting investors to only 37.5% of the volatility. At the end of October 2010, the trailing 5-year return placed TFSMX as the top performing fund in the Lipper “Market Neutral” category.1

During the period, TFSMX’s returns were largely driven by equity selection by the portfolio management team. In making these selections, the portfolio management team continued to follow TFS Capital’s proprietary stock selection models. These models are designed to predict the future performance of individual stocks relative to the overall U.S. equity market.

The broad U.S. equity market experienced a large gain during the fiscal period of 16.52% but this had little impact on TFSMX given its ongoing hedge and corresponding low “beta” (i.e., market exposure) during the period. The positive “alpha” production by the Fund during the period (i.e., return that cannot be explained by the Fund’s market exposure), provides evidence of good stock selection decisions by the portfolio management team.

The strategies used in managing TFSMX have resulted in the Fund having a low correlation to other asset classes. According to Modern Portfolio Theory, investors may benefit by combining non-correlated investments. For your reference, below are the Fund’s correlations to several other asset classes.

Index	Correlation Since Inception
S&P 500 Index	0.55
Russell 2000® Index	0.52
MSCI EAFE Index	0.48
Barclays Capital U.S. Agg. Bond Index	-0.11
Wilshire REIT ETF Index	0.39
Dow Jones Commodity Futures	0.44

Earlier his year, Morningstar created a new fund category (“Market Neutral”) and added the TFS Market Neutral Fund to it. TFSMX had previously been placed in Morningstar’s “Long-Short” category. TFS Capital sees this new category as a positive shift for the Fund given that, with an average beta below 0.2 and a relatively “static” hedge, it is, in our opinion, more appropriately placed in this category for comparison purposes. This category is populated with other mutual funds like TFSMX (i.e., funds with a low beta that generate the vast majority of their return stream from alpha).

On December 12, 2010, TFSMX paid its annual capital gains distribution. The distribution of $1.486 per share was higher than in past years and higher than is expected on average. The distribution, on a percentage basis, actually exceeded the Fund’s gain for the year. This situation is not unexpected given the high portfolio turnover of the Fund and the lower-than-expected distributions from prior years. Generally speaking, TFSMX is not expected to be a tax efficient fund and one may expect that a large percentage of any appreciation of fund value will be distributed annually in the form of capital gains.

TFS Small Cap Fund (ticker: TFSSX)

	1 year return	3 year return	Since Inception (3/7/2006)
TFS Small Cap Fund	28.40%	2.94%	7.66%
Russell 2000® Index	26.58%	-3.91%	0.83%

Average annual total returns for periods ended October 31, 2010

As evidenced by the return figures above, TFSSX has continued to achieve its objective of outperforming the Russell 2000® Index. In fact, the Fund now has over a 4-year track record and has achieved an average annual return that is 6.83 percentage points higher than that of the Russell 2000® Index. On a cumulative basis since inception, TFSSX generated a 40.96% total return compared to 4.00% total return for the Russell 2000® Index. At the end of October 2010, the trailing 3-year return placed TFSSX in the top 2% of the Lipper “Small Cap Core” category.1

During the period, TFSSX’s returns were largely driven by the favorable market conditions overall. That is, the broad U.S. equity market and, more specifically, the “small cap” segment experienced large gains. Given its long-only mandate, the Fund will generally correlate to U.S. small-cap equity market movements with some deviation attributable to TFS Capital’s equity selection.

Despite the Funds’ excellent performance, we do not recommend allocating a high percentage of one’s assets to either Fund given the risks inherent in the Funds. Rather, we believe that they are best used as a component of a diversified portfolio of investments. If you have any questions about the Funds or TFS Capital, please contact us.

Best regards,

Larry S. Eiben
Chief Operating Officer & Co-Portfolio Manager
TFS Capital LLC

The performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Funds charge a 2% redemption penalty on shares invested for less than 90 days. If shares are redeemed within the 90 day period, investment returns would be reduced from those shown above. Fee waivers and/or expense reimbursements by the Adviser have positively impacted the Funds’ performance. Without such waivers and/or reimbursements, performance would have been lower. An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. To obtain a summary prospectus and/or prospectus, which each contain this and other important information, go to www.TFSCapital.com or call (888) 534-2001. Please read the summary prospectus and/or prospectus carefully before investing. The Funds may not be suitable for all investors.

1
TFSMX was ranked #1 out of 31 in the Lipper “Market Neutral” category using its 5-year return.
TFSMX was ranked #1 out of 45 in the Lipper “Market Neutral” category using its 5-year return.
TFSMX was ranked #9 out of 69 in the Lipper “Market Neutral” category using its 1-year return.
TFSSX was ranked #7 out of 684 in the Lipper “Small Cap Core” category using its 3-year return.
TFSSX was ranked #364 out of 778 in the Lipper “Small Cap Core” category using its 1-year return.

Ranking information provided by Lipper for the periods ended October 31, 2010. TFSSX was assigned by Lipper to the Small-Cap Core category. TFSMX was assigned by Lipper to the Market Neutral category. The Funds are ranked based on total return and are ranked within a universe of funds with similar investment objectives. Rankings include the reinvestment of dividends and capital gains but exclude the effect of a fund’s sales load, if applicable. Fund rankings are calculated monthly by Lipper Analytical Services of New York. Lipper Inc. is a nationally recognized organization that ranks the performance of mutual funds.

TFS MARKET NEUTRAL FUND PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the
TFS Market Neutral Fund versus the S&P 500 Index

Average Annual Total Returns(a) For the periods ended October 31, 2010
	1 Year	5 Years	Since Inception(b)
TFS Market Neutral Fund	6.60%	9.64%	9.00%
S&P 500 Index	16.52%	1.73%	2.97%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Initial public offering of shares was September 7, 2004.

TFS SMALL CAP FUND PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the
TFS Small Cap Fund versus the Russell 2000 Index

Average Annual Total Returns(a) For the periods ended October 31, 2010
	1 Year	Since Inception(b)
TFS Small Cap Fund	28.40%	7.66%
Russell 2000 Index	26.58%	0.83%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Initial public offering of shares was March 7, 2006.

TFS MARKET NEUTRAL FUND PORTFOLIO INFORMATION October 31, 2010 (Unaudited)

TFS Market Neutral Fund vs S&P 500 Index
Net Sector Exposure*

*
The net percentages for the TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages are not likely to total to 100%.

Top 10 Long Equity Positions		Top 10 Short Equity Positions
Security Description	% of Net Assets	Security Description	% of Net Assets
King Pharmaceuticals, Inc.	0.47%	Great Atlantic & Pacific Tea Company, Inc. (The)	0.46%
BE Aerospace, Inc.	0.47%	iStar Financial, Inc.	0.45%
United Rentals, Inc.	0.43%	Texas Industries, Inc.	0.41%
SUPERVALU, Inc.	0.41%	WESCO International, Inc.	0.35%
Corn Products International, Inc.	0.40%	MELA Sciences, Inc.	0.35%
Alliance Data Systems Corporation	0.40%	AMR Corporation	0.34%
Sonus Networks, Inc.	0.40%	Allegiant Travel Company	0.34%
Cinemark Holdings, Inc.	0.39%	Granite Construction, Inc.	0.32%
Cardtronics, Inc.	0.39%	Global Payments, Inc.	0.31%
Lattice Semiconductor Corporation	0.39%	PHH Corporation	0.31%

TFS SMALL CAP FUND PORTFOLIO INFORMATION October 31, 2010 (Unaudited)

TFS Small Cap Fund
Sector Allocation (% of Net Assets)

Top 10 Equity Holdings
Security Description	% of Net Assets
Sotheby's	0.53%
ON Semiconductor Corporation	0.48%
Ariad Pharmaceuticals, Inc.	0.47%
ITT Educational Services, Inc.	0.47%
Veeco Instruments, Inc.	0.47%
Cypress Semiconductor Corporation	0.46%
Blue Coat Systems, Inc.	0.46%
SUPERVALU, Inc.	0.45%
Dorman Products, Inc.	0.45%
Websense, Inc.	0.45%

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* October 31, 2010

COMMON STOCKS — 89.1%	Shares	Value
Consumer Discretionary — 12.1%
Auto Components — 1.1%
Other Auto Components (a)		$12,331,483

Automobiles — 0.1%
Other Automobiles (a)		1,173,498

Distributors — 0.0%
Other Distributors (a)		14,358

Diversified Consumer Services — 0.6%
Other Diversified Consumer Services (a)		7,328,636

Hotels, Restaurants & Leisure — 2.7%
Penn National Gaming, Inc. (b) (c)	123,200	4,097,632
Other Hotels, Restaurants & Leisure (a)		26,535,016
		30,632,648
Household Durables — 1.3%
Harman International Industries, Inc. (b) (c)	113,400	3,804,570
Other Household Durables (a)		11,455,140
		15,259,710
Internet & Catalog Retail — 0.2%
Other Internet & Catalog Retail (a)		1,958,118

Leisure Equipment & Products — 0.2%
Other Leisure Equipment & Products (a)		2,562,319

Media — 1.9%
Cinemark Holdings, Inc. (c)	256,183	4,496,012
Other Media (a)		16,890,421
		21,386,433
Multiline Retail — 0.6%
Retail Ventures, Inc. (b) (c)	312,943	4,252,896
Other Multiline Retail (a)		2,023,666
		6,276,562
Specialty Retail — 2.5%
Other Specialty Retail (a)		28,749,196

Textiles, Apparel & Luxury Goods — 0.9%
Other Textiles, Apparel & Luxury Goods (a)		10,655,550

Consumer Staples — 3.5%
Beverages — 0.5%
Constellation Brands, Inc. - Class A (b) (c)	191,300	3,774,349
Other Beverages (a)		2,011,810
		5,786,159

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 89.1% (Continued)	Shares	Value
Consumer Staples — 3.5% (Continued)
Food & Staples Retailing — 1.0%
SUPERVALU, Inc. (c)	435,140	$4,695,161
Other Food & Staples Retailing (a)		6,243,420
		10,938,581
Food Products — 1.2%
Corn Products International, Inc. (c)	108,605	4,621,143
Other Food Products (a)		9,376,627
		13,997,770
Household Products — 0.2%
Other Household Products (a)		2,129,115

Personal Products — 0.6%
Other Personal Products (a)		7,223,456

Tobacco — 0.0%
Other Tobacco (a)		220,029

Energy — 7.0%
Energy Equipment & Services — 2.2%
Dresser-Rand Group, Inc. (b) (c)	116,000	3,969,520
Superior Energy Services, Inc. (b) (c)	150,312	4,151,617
Other Energy Equipment & Services (a)		16,691,717
		24,812,854
Oil, Gas & Consumable Fuels — 4.8%
Other Oil, Gas & Consumable Fuels (a)		54,702,811

Financials — 14.8%
Capital Markets — 1.9%
BlackRock Kelso Capital Corporation (c)	305,970	3,585,968
E*TRADE Financial Corporation (b) (c)	271,633	3,884,352
Other Capital Markets (a)		14,437,291
		21,907,611
Commercial Banks — 2.0%
CapitalSource, Inc. (c)	540,329	3,301,410
East West Bancorp, Inc. (c)	210,869	3,717,620
Fulton Financial Corporation (c)	361,520	3,376,597
Other Commercial Banks (a)		12,680,958
		23,076,585
Consumer Finance — 0.8%
Cardtronics, Inc. (b) (c)	262,872	4,455,680
Other Consumer Finance (a)		4,824,225
		9,279,905
Diversified Financial Services — 0.5%
Other Diversified Financial Services (a)		5,761,066

Insurance — 4.1%
American Financial Group, Inc. (c)	112,795	3,449,271

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 89.1% (Continued)	Shares	Value
Financials — 14.8% (Continued)
Insurance — 4.1% (Continued)
Aspen Insurance Holdings Ltd. (c)	136,866	$3,882,888
Other Insurance (a)		38,782,187
		46,114,346
Real Estate Investment Trusts — 4.7%
Hospitality Properties Trust (c)	193,740	4,419,209
Mack-Cali Realty Corporation (c)	106,100	3,562,838
Saul Centers, Inc. (c)	77,753	3,318,498
Senior Housing Properties Trust (c)	152,800	3,650,392
Other Real Estate Investment Trusts (a)		38,736,518
		53,687,455
Real Estate Management & Development — 0.2%
Other Real Estate Management & Development (a)		2,350,176

Thrifts & Mortgage Finance — 0.6%
Other Thrifts & Mortgage Finance (a)		6,797,154

Health Care — 9.9%
Biotechnology — 1.7%
Other Biotechnology (a)		19,054,598

Health Care Equipment & Supplies — 1.8%
Teleflex, Inc. (c)	62,438	3,480,918
Other Health Care Equipment & Supplies (a)		16,737,621
		20,218,539
Health Care Providers & Services — 3.2%
Coventry Health Care, Inc. (b) (c)	161,900	3,791,698
Health Net, Inc. (b) (c)	141,317	3,800,014
Other Health Care Providers & Services (a)		28,907,653
		36,499,365
Health Care Technology — 0.6%
SXC Health Solutions Corporation (b) (c)	92,700	3,611,592
Other Health Care Technology (a)		3,279,109
		6,890,701
Life Sciences Tools & Services — 0.9%
PerkinElmer, Inc. (c)	159,944	3,750,687
Other Life Sciences Tools & Services (a)		6,845,995
		10,596,682
Pharmaceuticals — 1.7%
King Pharmaceuticals, Inc. (b) (c)	380,090	5,374,473
Other Pharmaceuticals (a)		13,994,774
		19,369,247
Industrials — 15.4%
Aerospace & Defense — 1.7%
BE Aerospace, Inc. (b) (c)	145,700	5,355,932
TransDigm Group, Inc. (b) (c)	63,560	4,212,121
Other Aerospace & Defense (a)		10,476,468
		20,044,521

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 89.1% (Continued)	Shares	Value
Industrials — 15.4% (Continued)
Air Freight & Logistics — 0.4%
Other Air Freight & Logistics (a)		$4,420,356

Airlines — 0.4%
Other Airlines (a)		4,585,425

Building Products — 0.2%
Other Building Products (a)		2,470,686

Commercial Services & Supplies — 1.3%
Other Commercial Services & Supplies (a)		14,618,932

Construction & Engineering — 1.8%
Great Lakes Dredge & Dock Corporation (c)	609,407	3,772,230
Other Construction & Engineering (a)		16,895,410
		20,667,640
Electrical Equipment — 1.3%
Hubbell, Inc. - Class B (c)	70,322	3,798,794
Thomas & Betts Corporation (b) (c)	83,000	3,614,650
Other Electrical Equipment (a)		7,904,912
		15,318,356
Industrial Conglomerates — 0.2%
Other Industrial Conglomerates (a)		1,874,149

Machinery — 4.2%
Navistar International Corporation (b) (c)	86,300	4,157,934
Sauer-Danfoss, Inc. (b) (c)	183,729	4,062,248
WABCO Holdings, Inc. (b) (c)	88,696	4,117,268
Other Machinery (a)		35,876,684
		48,214,134
Marine — 0.9%
Other Marine (a)		9,848,096

Professional Services — 0.7%
Other Professional Services (a)		7,838,580

Road & Rail — 0.8%
Ryder System, Inc.	78,900	3,451,875
Other Road & Rail (a)		6,348,128
		9,800,003
Trading Companies & Distributors — 1.3%
Aircastle Ltd. (c)	461,880	4,253,915
United Rentals, Inc. (b) (c)	260,700	4,898,553
Other Trading Companies & Distributors (a)		5,768,366
		14,920,834
Transportation Infrastructure — 0.2%
Other Transportation Infrastructure (a)		1,867,980

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 89.1% (Continued)	Shares	Value
Information Technology — 18.2%
Communications Equipment — 2.7%
Sonus Networks, Inc. (b) (c)	1,480,083	$4,603,058
Other Communications Equipment (a)		26,387,723
		30,990,781
Computers & Peripherals — 1.2%
Other Computers & Peripherals (a)		12,961,515

Electronic Equipment, Instruments & Components — 3.1%
Arrow Electronics, Inc. (b) (c)	111,700	3,307,437
Cogent, Inc. (b)	317,520	3,340,310
Other Electronic Equipment, Instruments & Components (a)		28,355,491
		35,003,238
Internet Software & Services — 1.1%
Other Internet Software & Services (a)		12,892,187

IT Services — 2.2%
Alliance Data Systems Corporation (b) (c)	76,006	4,615,084
iGATE Corporation (c)	161,027	3,291,392
Other IT Services (a)		17,597,156
		25,503,632
Office Electronics — 0.0%
Other Office Electronics (a)		252,356

Semiconductors & Semiconductor Equipment — 5.5%
Fairchild Semiconductor International, Inc. (b) (c)	322,100	3,630,067
Lattice Semiconductor Corporation (b) (c)	914,817	4,446,011
Other Semiconductors & Semiconductor Equipment (a)		54,506,777
		62,582,855
Software — 2.4%
Other Software (a)		27,583,432

Materials — 5.8%
Chemicals — 2.8%
Cabot Corporation (c)	110,200	3,749,004
Cytec Industries, Inc. (c)	71,993	3,565,093
Other Chemicals (a)		24,490,886
		31,804,983
Construction Materials — 0.0%
Other Construction Materials (a)		64,384

Containers & Packaging — 0.6%
Packaging Corporation of America (c)	137,866	3,368,066
Other Containers & Packaging (a)		3,616,546
		6,984,612
Metals & Mining — 2.3%
Other Metals & Mining (a)		26,231,641

Paper & Forest Products — 0.1%
Other Paper & Forest Products (a)		1,280,694

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 89.1% (Continued)	Shares	Value
Telecommunication Services — 0.7%
Diversified Telecommunication Services — 0.5%
Other Diversified Telecommunication Services (a)		$5,416,147

Wireless Telecommunication Services — 0.2%
Other Wireless Telecommunication Services (a)		2,434,070

Utilities — 1.7%
Electric Utilities — 0.6%
Other Electric Utilities (a)		7,116,820

Gas Utilities — 0.9%
AGL Resources, Inc. (c)	93,752	3,680,703
UGI Corporation (c)	123,913	3,728,542
Other Gas Utilities (a)		2,232,914
		9,642,159
Independent Power Producers & Energy Traders — 0.0%
Other Independent Power Producers & Energy Traders (a)		476,351

Multi-Utilities — 0.1%
Other Multi-Utilities (a)		1,311,897

Water Utilities — 0.1%
Other Water Utilities (a)		1,086,562

Total Common Stocks (Cost $947,935,809)		$1,017,852,724

CLOSED-END FUNDS — 3.6%	Shares	Value
Other Closed-End Funds (Cost $40,736,777) (a)		$41,055,193

EXCHANGE-TRADED FUNDS — 0.1%	Shares	Value
Other Exchange-Traded Funds (Cost $739,151) (a)		$725,199

RIGHTS — 0.0%	Shares	Value
Other Rights (Cost $64,169) (a) (e)		$541,256

WARRANTS — 0.0%	Shares	Value
Other Warrants (Cost $0) (a)		$2

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 7.6%	Shares	Value
UMB Money Market Fiduciary, 0.02% (d) (Cost $86,302,892)	86,302,892	$86,302,892

Total Investments at Value — 100.4% (Cost $1,075,778,798)		$1,146,477,266

Liabilities in Excess of Other Assets — (0.4%)		(4,257,836)

Net Assets — 100.0%		$1,142,219,430

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.

(a)
Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of October 31, 2010.

(b)	Non-income producing security.

(c)	All or a portion of the shares have been committed as collateral for open short positions.

(d)	Variable rate security. The rate shown is the 7-day effective yield as of October 31, 2010.

(e)	Fair value priced (Note 2). Fair valued securities totaled $541,256 at October 31, 2010, representing 0.0% of net assets.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT October 31, 2010

COMMON STOCKS — 60.2%	Shares	Value
Consumer Discretionary — 10.1%
Auto Components — 0.0%
Cooper Tire & Rubber Company	6,801	$133,368
Goodyear Tire & Rubber Company (The) (a)	38,500	393,470
Icahn Enterprises, L.P.	570	19,722
Johnson Controls, Inc.	1,300	45,656
		592,216
Automobiles — 0.1%
Ford Motor Company (a)	6,100	86,193
Harley-Davidson, Inc.	700	21,476
Kandi Technologies Corporation (a)	6,300	35,406
Tesla Motors, Inc. (a)	58,790	1,283,974
		1,427,049
Distributors — 0.1%
Audiovox Corporation - Class A (a)	12,514	81,091
Core-Mark Holding Company, Inc. (a)	18,562	612,546
LKQ Corporation (a)	620	13,479
		707,116
Diversified Consumer Services — 1.0%
American Public Education, Inc. (a)	6,209	173,604
Apollo Group, Inc. - Class A (a)	2,700	101,196
Bridgepoint Education, Inc. (a)	89,946	1,280,831
Capella Education Company (a)	50,769	2,783,664
Career Education Corporation (a)	4,300	75,422
Coinstar, Inc. (a)	3,100	178,498
Corinthian Colleges, Inc. (a)	93,500	488,070
DeVry, Inc.	8,200	392,452
Education Management Corporation (a)	120,578	1,446,936
Grand Canyon Education, Inc. (a)	205	3,856
H&R Block, Inc.	29,400	346,626
Learning Tree International, Inc. (a)	5,878	57,016
Lincoln Educational Services Corporation (a)	700	8,722
Sotheby's	7,600	333,184
Stewart Enterprises, Inc. - Class A	345,385	1,920,341
Strayer Education, Inc.	17,000	2,377,110
		11,967,528
Hotels, Restaurants & Leisure — 0.9%
Ambassadors Group, Inc.	525	5,822
Bally Technologies, Inc. (a)	2,400	86,592
Biglari Holdings, Inc. (a)	481	160,361
Bluegreen Corporation (a)	110	355
Buffalo Wild Wings, Inc. (a)	2,700	126,981
Cheesecake Factory, Inc. (The) (a)	600	17,472
Chipotle Mexican Grill, Inc. (a)	200	42,042
Cracker Barrel Old Country Store, Inc.	5,020	270,528
Darden Restaurants, Inc.	400	18,284
DineEquity, Inc. (a)	12,300	546,735
Gaylord Entertainment Company (a)	35,170	1,172,568

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Consumer Discretionary — 10.1% (Continued)
Hotels, Restaurants & Leisure — 0.9% (Continued)
Hyatt Hotels Corporation - Class A (a)	2,900	$116,870
International Speedway Corporation - Class A	34,963	798,555
Jack in the Box, Inc. (a)	1,200	27,792
Las Vegas Sands Corporation (a)	3,400	155,992
Marriott International, Inc. - Class A	100	3,705
McDonald's Corporation	300	23,331
MGM Resorts International (a)	4,100	44,813
Morgans Hotel Group Company (a)	159,525	1,287,367
Panera Bread Company - Class A (a)	1,700	152,167
Peet's Coffee & Tea, Inc. (a)	66,062	2,526,871
Red Robin Gourmet Burgers, Inc. (a)	6,094	123,708
Six Flags Entertainment Corporation (a)	3,513	180,147
Speedway Motorsports, Inc.	7,700	117,810
Starwood Hotels & Resorts Worldwide, Inc.	400	21,656
Texas Roadhouse, Inc. (a)	58,192	893,829
Town Sports International Holdings, Inc. (a)	400	1,200
Universal Travel Group (a)	24,600	137,760
Vail Resorts, Inc. (a)	8,600	348,816
WMS Industries, Inc. (a)	9,900	431,937
Wyndham Worldwide Corporation	560	16,100
		9,858,166
Household Durables — 1.3%
American Greetings Corporation - Class A	99,528	1,927,857
Beazer Homes USA, Inc. (a)	45,300	183,918
Blyth, Inc.	3,469	139,176
Brookfield Homes Corporation (a)	14,430	120,346
Cavco Industries, Inc. (a)	19,645	622,550
Comstock Homebuilding Companies, Inc. - Class A (a)	2,103	2,419
CSS Industries, Inc.	2	34
D.R. Horton, Inc.	13,100	136,764
Deer Consumer Products, Inc. (a)	38,300	438,535
Ethan Allen Interiors, Inc.	55,882	847,730
Flexsteel Industries, Inc.	1,700	25,704
Hooker Furniture Corporation	4,004	42,322
Hovnanian Enterprises, Inc. - Class A (a)	179,295	638,290
iRobot Corporation (a)	26,953	562,779
KB Home	267,700	2,813,527
La-Z-Boy, Inc. (a)	95,700	743,589
Lennar Corporation - Class A	228,100	3,309,731
Libbey, Inc. (a)	13,846	184,013
Lifetime Brands, Inc. (a)	701	9,001
Meritage Homes Corporation (a)	8,000	146,480
Mohawk Industries, Inc. (a)	6,766	387,962
National Presto Industries, Inc.	600	67,158
Pulte Homes, Inc. (a)	28,199	221,362
Ryland Group, Inc. (The)	24,120	361,318
Sealy Corporation (a)	286,073	752,372
Stanley Black & Decker, Inc.	400	24,788

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Consumer Discretionary — 10.1% (Continued)
Household Durables — 1.3% (Continued)
Tempur-Pedic International, Inc. (a)	1,640	$56,580
Whirlpool Corporation	600	45,498
		14,811,803
Internet & Catalog Retail — 1.0%
1-800-FLOWERS.COM, Inc. (a)	51,535	92,763
Amazon.com, Inc. (a)	600	99,084
Blue Nile, Inc. (a)	71,779	3,057,786
Gaiam, Inc. - Class A	20	141
HSN, Inc. (a)	237	7,096
Liberty Media Corporation - Interactive - Series A (a)	13,700	202,212
NetFlix, Inc. (a)	1,400	242,900
NutriSystem, Inc.	116,046	2,218,800
Overstock.com, Inc. (a)	108,927	1,460,711
PetMed Express, Inc.	193,745	2,993,360
priceline.com, Inc. (a)	200	75,362
Shutterfly, Inc. (a)	35,443	1,066,834
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	14,566	117,693
ValueVision Media, Inc. (a)	400	948
		11,635,690
Leisure Equipment & Products — 0.9%
Arctic Cat, Inc. (a)	20,317	270,419
Brunswick Corporation	82,570	1,306,257
Callaway Golf Company	169,420	1,165,610
JAKKS Pacific, Inc. (a)	60,267	1,136,033
Polaris Industries, Inc.	23,700	1,684,833
Pool Corporation	116,625	2,348,828
Smith & Wesson Holding Corporation (a)	107,075	401,531
Steinway Musical Instruments, Inc. (a)	100	1,701
Sturm Ruger & Company, Inc.	95,552	1,496,344
Summer Infant, Inc. (a)	11,169	89,352
		9,900,908
Media — 1.1%
A.H. Belo Corporation (a)	21,764	158,224
Arbitron, Inc.	39,300	995,076
Ascent Media Corporation (a)	386	10,515
China MediaExpress Holdings, Inc. (a)	125,079	1,933,721
China Yida Holding Company (a)	100	1,063
Dex One Corporation (a)	6,600	46,266
DIRECTV (a)	400	17,384
DISH Network Corporation - Class A (a)	2,600	51,636
E.W. Scripps Company - Class A (a)	33,401	291,925
Emmis Communications Corporation - Class A (a)	600	515
Entercom Communications Corporation - Class A (a)	40,467	337,899
Gannett Company, Inc.	24,836	294,307
Harte-Hanks, Inc.	1,100	13,288
IMAX Corporation (a)	600	12,990
Interpublic Group of Companies, Inc. (The) (a)	13,960	144,486
Martha Stewart Living Omnimedia, Inc. - Class A (a)	230,064	1,003,079

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Consumer Discretionary — 10.1% (Continued)
Media — 1.1% (Continued)
McClatchy Company (The) - Class A (a)	365,575	$1,008,987
McGraw-Hill Companies, Inc. (The)	400	15,060
Media General, Inc. (a)	111,386	613,737
Meredith Corporation	1,800	61,110
Morningstar, Inc. (a)	2,530	123,515
New York Times Company (The) (a)	33,347	255,771
Radio One, Inc. - Class D (a)	20,000	23,200
Rentrak Corporation (a)	11	299
Scholastic Corporation	113,121	3,331,413
Spanish Broadcasting System, Inc. (a)	1,500	1,110
SuperMedia, Inc. (a)	18,512	121,809
Time Warner Cable, Inc.	100	5,787
Viacom, Inc. - Class A	27,374	1,170,786
Viacom, Inc. - Class B	100	3,859
Washington Post Company (The) - Class B	100	40,215
World Wrestling Entertainment, Inc. - Class A	2,400	33,216
		12,122,248
Multiline Retail — 0.3%
Big Lots, Inc. (a)	7,600	238,412
Dillard's, Inc. - Class A	5,295	135,076
Dollar Tree, Inc. (a)	400	20,524
Fred's, Inc. - Class A	42,831	513,115
J.C. Penney Company, Inc.	1,600	49,888
Kohl's Corporation (a)	400	20,480
Nordstrom, Inc.	2,300	88,573
Sears Holdings Corporation (a)	31,000	2,231,380
		3,297,448
Specialty Retail — 2.1%
A.C. Moore Arts & Crafts, Inc. (a)	600	1,350
Aaron's, Inc.	13,210	249,141
Abercrombie & Fitch Company - Class A	3,300	141,438
Aéropostale, Inc. (a)	5,700	138,966
American Eagle Outfitters, Inc.	6,000	96,060
AnnTaylor Stores Corporation (a)	11,100	258,630
AutoNation, Inc. (a)	300	6,966
AutoZone, Inc. (a)	200	47,526
Barnes & Noble, Inc.	175,370	2,627,043
Bed Bath & Beyond, Inc. (a)	100	4,390
Best Buy Company, Inc.	3,100	133,238
Blockbuster, Inc. - Class A (a)	100,400	4,418
Brown Shoe Company, Inc.	14,739	173,183
Buckle, Inc. (The)	99,986	2,908,593
Build-A-Bear Workshop, Inc. (a)	1,839	12,928
Cabela's, Inc. - Class A (a)	69,836	1,294,759
Cache, Inc. (a)	167	833
Citi Trends, Inc. (a)	44,502	933,652
Collective Brands, Inc. (a)	39,100	599,403
Conn's, Inc. (a)	250,888	1,103,907

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Consumer Discretionary — 10.1% (Continued)
Specialty Retail — 2.1% (Continued)
Dick's Sporting Goods, Inc. (a)	4,700	$135,454
DSW, Inc. - Class A (a)	48,300	1,606,941
Foot Locker, Inc.	44,500	708,885
GameStop Corporation - Class A (a)	1,600	31,456
Genesco, Inc. (a)	22,837	748,140
Group 1 Automotive, Inc. (a)	1,631	57,509
Guess?, Inc.	6,900	268,548
Hastings Entertainment, Inc. (a)	100	664
Haverty Furniture Companies, Inc. (a)	98,012	1,047,748
hhgregg, Inc. (a)	70,578	1,626,117
Hibbett Sports, Inc. (a)	18,300	493,185
J. Crew Group, Inc. (a)	7,800	249,522
Limited Brands, Inc.	300	8,817
Lowe's Companies, Inc.	700	14,931
Lumber Liquidators Holdings, Inc. (a)	83,918	2,020,746
MarineMax, Inc. (a)	37,332	279,243
Midas, Inc. (a)	1,159	8,530
Monro Muffler Brake, Inc.	100	4,774
OfficeMax, Inc. (a)	10,180	180,186
Penske Auto Group, Inc. (a)	600	8,070
Pep Boys - Manny Moe & Jack (The)	858	10,030
PetSmart, Inc.	500	18,715
Rent-A-Center, Inc.	2,500	62,850
Rue21, Inc. (a)	3,900	103,818
Sonic Automotive, Inc. - Class A (a)	105,999	1,157,509
Syms Corporation (a)	1,300	9,477
Talbots, Inc. (The) (a)	37,241	364,217
TJX Companies, Inc.	100	4,589
Ulta Salon Cosmetics & Fragrance, Inc. (a)	70,100	2,151,369
Urban Outfitters, Inc. (a)	100	3,077
Vitamin Shoppe, Inc. (a)	4,249	118,165
West Marine, Inc. (a)	8	79
Williams-Sonoma, Inc.	12,420	402,035
Winmark Corporation	603	19,851
Zale Corporation (a)	100	256
		24,661,927
Textiles, Apparel & Luxury Goods — 1.3%
Columbia Sportswear Company	46,415	2,425,184
Culp, Inc. (a)	7,681	77,885
Deckers Outdoor Corporation (a)	400	23,240
DGSE Companies, Inc. (a)	400	1,620
Fuqi International, Inc. (a)	128,213	950,058
G-III Apparel Group Ltd. (a)	29,255	772,332
Hanesbrands, Inc. (a)	3,100	76,880
Iconix Brand Group, Inc. (a)	34,500	603,750
Joe's Jeans, Inc. (a)	85,700	132,835
Jones Group, Inc. (The)	149,900	2,167,554
K-Swiss, Inc. - Class A (a)	17,957	218,357

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Consumer Discretionary — 10.1% (Continued)
Textiles, Apparel & Luxury Goods — 1.3% (Continued)
lululemon athletica, Inc. (a)	8,000	$354,560
Movado Group, Inc. (a)	9,328	104,847
Phillips-Van Heusen Corporation	1,400	85,876
R.G. Barry Corporation	8,022	82,948
Rocky Brands, Inc. (a)	100	917
Skechers U.S.A., Inc. - Class A (a)	2,300	44,712
Steven Madden Ltd. (a)	1,300	54,990
True Religion Apparel, Inc. (a)	109,154	2,232,199
Under Armour, Inc. - Class A (a)	47,883	2,235,178
Volcom, Inc. (a)	114,751	1,970,275
		14,616,197
Consumer Staples — 2.8%
Beverages — 0.1%
Boston Beer Company, Inc. - Class A (a)	200	14,318
China New Borun Corporation (a)	8,370	122,453
Coca-Cola Company (The)	400	24,528
Coca-Cola Enterprises, Inc.	24,800	595,448
Hansen Natural Corporation (a)	500	25,605
Molson Coors Brewing Company - Class B	200	9,446
		791,798
Food & Staples Retailing — 0.7%
Costco Wholesale Corporation	400	25,108
Great Atlantic & Pacific Tea Company, Inc. (The) (a)	1,524,602	5,244,631
Kroger Company (The)	400	8,800
Nash Finch Company	29,266	1,226,246
QKL Stores, Inc. (a)	200	1,086
Ruddick Corporation	22,500	785,250
Spartan Stores, Inc.	20,107	300,600
Sysco Corporation	100	2,946
United Natural Foods, Inc. (a)	9,200	328,992
Walgreen Company	10,300	348,964
Wal-Mart Stores, Inc.	400	21,668
Weis Markets, Inc.	7,271	283,278
Winn-Dixie Stores, Inc. (a)	1,692	11,336
		8,588,905
Food Products — 1.4%
American Dairy, Inc. (a)	74,227	754,888
American Lorain Corporation (a)	300	915
Calavo Growers, Inc.	21,672	475,267
Cal-Maine Foods, Inc.	86,689	2,511,380
China Marine Food Group Ltd. (a)	23,804	138,539
Chiquita Brands International, Inc. (a)	120,610	1,600,495
ConAgra Foods, Inc.	100	2,249
Dean Foods Company (a)	1,500	15,600
Diamond Foods, Inc.	41,746	1,845,173
Dole Food Company, Inc. (a)	186,246	1,717,188
Flowers Foods, Inc.	74,136	1,888,985
General Mills, Inc.	600	22,524

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Consumer Staples — 2.8% (Continued)
Food Products — 1.4% (Continued)
Green Mountain Coffee Roasters, Inc. (a)	1,200	$39,588
Hain Celestial Group, Inc. (The) (a)	1,000	24,730
Harbinger Group, Inc. (a)	200	1,032
Hershey Company (The)	400	19,796
Imperial Sugar Company	8,123	103,162
Kellogg Company	300	15,078
Kraft Foods, Inc. - Class A	400	12,908
Lancaster Colony Corporation	10,969	547,134
Reddy Ice Holdings, Inc. (a)	600	2,094
Sara Lee Corporation	100	1,433
Seneca Foods Corporation - Class A (a)	3,300	76,230
Smart Balance, Inc. (a)	39,523	140,702
Tootsie Roll Industries, Inc.	58,299	1,530,349
TreeHouse Foods, Inc. (a)	26,200	1,223,540
Tyson Foods, Inc.	514	7,993
Yuhe International, Inc. (a)	19,390	155,508
Zhongpin, Inc. (a)	36,500	738,030
		15,612,510
Household Products — 0.0%
Central Garden & Pet Company - Class A (a)	6,500	67,925
Clorox Company	100	6,655
Colgate-Palmolive Company	400	30,848
Energizer Holdings, Inc. (a)	500	37,390
Kimberly Clark Corporation	200	12,668
		155,486
Personal Products — 0.3%
Avon Products, Inc.	400	12,180
China Sky One Medical, Inc. (a)	130,291	1,186,951
China-Biotics, Inc. (a)	165,373	2,073,777
Estée Lauder Companies, Inc. (The) - Class A	400	28,468
Medifast, Inc. (a)	7,110	169,787
Schiff Nutrition International, Inc. (a)	24,158	195,197
USANA Health Sciences, Inc. (a)	4,354	191,228
		3,857,588
Tobacco — 0.3%
Alliance One International, Inc. (a)	14,565	64,377
Altria Group, Inc.	100	2,542
Philip Morris International, Inc.	400	23,400
Star Scientific, Inc. (a)	329,792	659,584
Universal Corporation	64,500	2,672,880
		3,422,783
Energy — 4.4%
Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	2,600	120,458
Bolt Technology Corporation (a)	355	3,944
Bristow Group, Inc. (a)	23,500	911,330
Bronco Drilling Company, Inc. (a)	21,548	90,933
Cameron International Corporation (a)	400	17,500

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Energy — 4.4% (Continued)
Energy Equipment & Services — 1.0% (Continued)
Dawson Geophysical Company (a)	23,717	$589,130
ENGlobal Corporation (a)	400	1,156
Exterran Holdings, Inc. (a)	41,420	1,042,541
FMC Technologies, Inc. (a)	400	28,840
Geokinetics, Inc. (a)	7,180	48,968
Gulfmark Offshore, Inc. - Class A (a)	6,018	178,193
Halliburton Company	841	26,794
Helmerich & Payne, Inc.	1,082	46,288
Hercules Offshore, Inc. (a)	108,098	255,111
Hornbeck Offshore Services, Inc. (a)	44,780	995,907
Key Energy Services, Inc. (a)	8,100	79,785
Matrix Service Company (a)	6,344	57,603
Natural Gas Services Group, Inc. (a)	2,645	41,659
Newpark Resources, Inc. (a)	379,034	2,228,720
PHI, Inc. (a)	3,165	55,293
Royale Energy, Inc. (a)	1,600	3,232
Seahawk Drilling, Inc. (a)	118,351	1,192,978
SulphCo, Inc. (a)	255,735	63,934
Tesco Corporation (a)	16,300	206,358
Tidewater, Inc.	65,205	3,007,907
		11,294,562
Oil, Gas & Consumable Fuels — 3.4%
Alliance Holdings GP, L.P.	400	16,604
Alliance Resource Partners, L.P.	2,569	151,160
Alpha Natural Resources, Inc. (a)	900	40,653
American Oil & Gas, Inc. (a)	107,978	932,930
Anadarko Petroleum Corporation	1,200	73,884
Apache Corporation	400	40,408
Arch Coal, Inc.	500	12,295
ATP Oil & Gas Corporation (a)	81,530	1,170,771
BP Prudhoe Bay Royalty Trust	1,408	144,757
BPZ Resources, Inc. (a)	418,182	1,555,637
Callon Petroleum Company (a)	28,652	141,254
Carrizo Oil & Gas, Inc. (a)	68,500	1,617,970
Cheniere Energy Partners, L.P.	6,200	118,916
Cheniere Energy, Inc. (a)	286,885	940,983
Chesapeake Energy Corporation	300	6,510
Chevron Corporation	100	8,261
China Integrated Energy, Inc. (a)	55,912	463,511
Cimarex Energy Company	100	7,675
Clean Energy Fuels Corporation (a)	148,647	2,158,354
Cloud Peak Energy, Inc. (a)	8,723	151,519
Comstock Resources, Inc. (a)	25,438	568,539
CONSOL Energy, Inc.	700	25,732
Copano Energy, LLC	2,700	75,492
Crosstex Energy, Inc.	4	32
Crosstex Energy, L.P.	51,023	713,812
DCP Midstream Partners, L.P.	12,041	429,623

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Energy — 4.4% (Continued)
Oil, Gas & Consumable Fuels — 3.4% (Continued)
Devon Energy Corporation	100	$6,502
DHT Holdings, Inc.	99,610	428,323
El Paso Corporation	50	663
Enbridge Energy Management, LLC (a)	4,904	292,671
Endeavour International Corporation (a)	54,211	74,811
Energy Partners Ltd. (a)	28,500	318,345
Enterprise GP Holdings, L.P.	700	44,800
EOG Resources, Inc.	100	9,572
EQT Corporation	1,100	41,184
Equal Energy Ltd. (a)	200	976
Forest Oil Corporation (a)	5,720	175,776
GeoGlobal Resources, Inc. (a)	22,523	18,014
GMX Resources, Inc. (a)	204,378	915,613
Golar LNG Ltd.	13,445	178,281
Goodrich Petroleum Corporation (a)	5,316	72,510
Green Plains Renewable Energy, Inc. (a)	23,596	262,388
GreenHunter Energy, Inc. (a)	1,400	1,204
Houston American Energy Corporation	159,742	2,244,375
Hyperdynamics Corporation (a)	41,749	102,285
Inergy Holdings, L.P.	575	17,365
Inergy, L.P.	5,100	200,226
Isramco, Inc. (a)	100	5,730
James River Coal Company (a)	34,414	595,706
Kinder Morgan Management, LLC (a)	15,421	951,029
K-Sea Transportation Partners, L.P.	2,142	8,547
L & L Energy, Inc. (a)	84,096	687,064
Linn Energy, LLC	500	17,490
Lucas Energy, Inc. (a)	5,400	10,962
Magellan Petroleum Corporation (a)	400	812
Magnum Hunter Resources Corporation (a)	35,109	167,821
Mariner Energy, Inc. (a)	200	4,984
MarkWest Energy Partners, L.P.	10,000	381,200
Massey Energy Company	8,305	349,391
Miller Petroleum, Inc. (a)	200,106	1,100,583
Natural Resource Partners, L.P.	1,200	34,800
Nordic American Tanker Shipping Ltd.	44,000	1,145,320
NuStar Energy, L.P.	795	50,085
Occidental Petroleum Corporation	100	7,863
Overseas Shipholding Group, Inc.	11,800	394,474
Panhandle Oil & Gas, Inc.	17	420
Patriot Coal Corporation (a)	49,800	671,802
Penn Virginia Corporation	138,416	2,051,325
Penn Virginia Resource Partners, L.P.	27,341	736,840
Petrohawk Energy Corporation (a)	15,700	267,057
PetroQuest Energy, Inc. (a)	58,137	324,404
Pioneer Natural Resources Company	600	41,880
Provident Energy Trust	2,000	15,360
Range Resources Corporation	100	3,739

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Energy — 4.4% (Continued)
Oil, Gas & Consumable Fuels — 3.4% (Continued)
Rentech, Inc. (a)	76,911	$91,524
Resolute Energy Corporation (a)	46,200	554,862
Rex Energy Corporation (a)	152,002	1,872,665
SandRidge Energy, Inc. (a)	186,245	1,018,760
Scorpio Tankers, Inc. (a)	4,393	51,310
Ship Finance International Ltd.	9,700	195,067
Southwestern Energy Company (a)	200	6,770
Spectra Energy Corporation	100	2,377
Swift Energy Company (a)	55,900	1,780,415
TC PipeLines, L.P.	2,432	119,776
Teekay LNG Partners, L.P.	6,700	230,078
Tesoro Corporation	3,500	45,360
TransAtlantic Petroleum Ltd. (a)	15,428	47,055
TransCanada Corporation	700	25,865
Tri-Valley Corporation (a)	62,216	45,356
Uranerz Energy Corporation (a)	1,000	2,240
Uranium Energy Corporation (a)	69,898	270,505
USEC, Inc. (a)	382,830	2,055,797
Venoco, Inc. (a)	4,025	62,307
Verenium Corporation (a)	28,634	109,668
W&T Offshore, Inc.	92,630	1,007,814
Western Refining, Inc. (a)	234,581	1,559,964
Whiting Petroleum Corporation (a)	500	50,220
Whiting USA Trust I	5,346	123,279
Williams Companies, Inc.	900	19,368
Williams Partners, L.P.	100	4,410
World Fuel Services Corporation	2,640	74,527
Zion Oil & Gas, Inc. (a)	29,020	151,775
		38,578,968
Financials — 10.3%
Capital Markets — 0.9%
AllianceBernstein Holding, L.P.	6,701	163,504
Apollo Investment Corporation	617	6,781
Arlington Asset Investment Corporation	11,874	281,295
BGC Partners, Inc. - Class A	85,859	595,861
BlackRock, Inc. - Class A	600	102,594
Blackstone Group, L.P. (The)	10,500	141,540
Deutsche Bank AG	3,794	219,597
Duff & Phelps Corporation	1,376	19,181
Eaton Vance Corporation	11,700	336,609
Evercore Partners, Inc. - Class A	1,300	39,468
FBR Capital Markets Corporation (a)	77,358	273,847
Federated Investors, Inc. - Class B	6,075	151,328
Franklin Resources, Inc.	400	45,880
Gladstone Capital Corporation	22,267	255,403
Goldman Sachs Group, Inc. (The)	600	96,570
Greenhill & Company, Inc.	14,300	1,110,681
Janus Capital Group, Inc.	299,380	3,161,453

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Financials — 10.3% (Continued)
Capital Markets — 0.9% (Continued)
JMP Group, Inc.	411	$2,733
KBW, Inc.	2,719	68,791
Knight Capital Group, Inc. (a)	103,659	1,350,677
Morgan Stanley	400	9,948
Oppenheimer Holdings, Inc.	1,184	30,133
Penson Worldwide, Inc. (a)	153,550	790,783
Raymond James Financial, Inc.	1,000	28,220
Rodman & Renshaw Capital Group, Inc. (a)	300	861
Sanders Morris Harris Group, Inc.	4,683	27,161
SEI Investments Company	18,800	416,420
State Street Corporation	500	20,880
Stifel Financial Corporation (a)	1,400	66,346
SWS Group, Inc.	20,635	141,762
U.S. Global Investors, Inc.	19,672	155,606
		10,111,913
Commercial Banks — 4.9%
1st Source Corporation	3,700	65,379
Ameris Bancorp (a)	1,314	12,181
Arrow Financial Corporation	572	13,951
Associated Banc-Corp	39,860	505,026
Auburn National Bancorporation, Inc.	200	4,112
BancFirst Corporation	3,349	137,644
Bancorp, Inc. (The) (a)	2,100	15,729
BancorpSouth, Inc.	136,163	1,795,990
BancTrust Financial Group, Inc. (a)	800	2,336
Bank of the Ozarks, Inc.	49,699	1,889,059
Bar Harbor Bankshares	100	2,719
Bridge Bancorp, Inc.	1,000	23,280
Capital City Bank Group, Inc.	18,648	222,844
Capitol Bancorp Ltd. (a)	12,354	14,084
Cascade Bancorp, Inc. (a)	43,934	23,285
Cathay General Bancorp	83,322	1,133,179
CenterState Banks, Inc.	1,009	7,467
Central Pacific Financial Corporation (a)	1,000	1,520
Chemical Financial Corporation	4,880	98,966
Citizens Holding Company	301	5,620
City Bank (a)	13,068	1,568
City Holding Company	85,739	2,717,926
City National Corporation	4,403	227,063
CoBiz Financial, Inc.	113,043	547,128
Colonial Bancgroup, Inc. (The) (a)	108,955	1,416
Columbia Banking Systems, Inc.	73,008	1,329,476
Community Bank System, Inc.	100,362	2,345,460
Community Trust Bancorp, Inc.	557	15,212
Cullen/Frost Bankers, Inc.	1,400	73,416
CVB Financial Corporation	364,789	2,776,044
Danvers Bancorp, Inc.	1,280	19,238
Eagle Bancorp, Inc. (a)	2,621	32,396

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Financials — 10.3% (Continued)
Commercial Banks — 4.9% (Continued)
First BanCorp (North Carolina)	8,718	$116,734
First BanCorp (Puerto Rico) (a)	1,600	488
First Busey Corporation	114,625	531,860
First Commonwealth Financial Corporation	86,720	504,710
First Financial Bankshares, Inc.	34,041	1,608,778
First Horizon National Corporation (a)	84,501	852,613
First South Bancorp, Inc.	4,887	49,065
FNB Corporation	118,841	1,010,148
Frontier Financial Corporation (a)	8,859	1,081
Glacier Bancorp, Inc.	86,300	1,121,900
Great Southern Bancorp, Inc.	15,525	349,157
Green Bankshares, Inc. (a)	16,753	64,667
Hanmi Financial Corporation (a)	229,587	268,617
Independent Bank Corporation	73,218	1,719,891
International Bancshares Corporation	121,694	2,084,618
Lakeland Bancorp, Inc.	23,362	216,566
Lakeland Financial Corporation	313	5,944
Macatawa Bank Corporation (a)	707	1,329
Marshall & Ilsley Corporation	5,800	34,278
National Penn Bancshares, Inc.	220,520	1,431,175
Old Second Bancorp, Inc.	44,084	86,845
Oriental Financial Group, Inc.	5,800	76,734
Pacific Capital Bancorp (a)	200	128
PacWest Bancorp	82,141	1,431,718
Park National Corporation	45,397	2,966,694
Penns Woods Bancorp, Inc.	83	2,735
Pinnacle Financial Partners, Inc. (a)	154,548	1,763,393
Popular, Inc. (a)	51,600	140,868
Premierwest Bancorp, Inc. (a)	68,742	27,098
Regions Financial Corporation	800	5,040
Renasant Corporation	58,860	962,361
Republic Bancorp, Inc. - Class A	3,742	76,486
S&T Bancorp, Inc.	109,109	2,138,536
S.Y. Bancorp, Inc.	4,780	117,110
Sandy Spring Bancorp, Inc.	13,279	231,055
SCBT Financial Corporation	4,667	142,483
Seacoast Banking Corporation of Florida (a)	790	987
Security Bank Corporation (a)	32,973	—
Sierra Bancorp	1,300	13,533
Simmons First National Coporation - Class A	2,078	56,501
Southern Connecticut Bancorp, Inc. (a)	200	1,190
Southside Bancshares, Inc.	11,183	210,352
Sterling Bancorp	3,200	30,048
Suffolk Bancorp	25,908	671,017
SunTrust Banks, Inc.	300	7,506
Synovus Financial Corporation	49,600	107,136
Taylor Capital Group, Inc. (a)	35,736	430,976
TCF Financial Corporation	103,100	1,356,796

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Financials — 10.3% (Continued)
Commercial Banks — 4.9% (Continued)
Texas Capital Bancshares, Inc. (a)	195,872	$3,555,077
Tompkins Financial Corporation	7,466	288,188
Tower Bancorp, Inc.	4,200	90,804
Towne Bank	76,804	1,113,658
Trico Bancshares	6,839	106,620
Trustmark Corporation	7,852	173,451
U.S. Bancorp	1,700	41,106
UMB Financial Corporation	700	25,942
Union First Market Bankshares Corporation	500	6,430
United Bankshares, Inc.	106,659	2,849,928
United Security Bancshares	1,018	9,366
United Security Bancshares, Inc. (a)	2,315	11,343
Univest Corporation of Pennsylvania	2,337	44,076
Valley National Bancorp	21,200	282,808
Washington Trust Bancorp, Inc.	4,112	82,610
Webster Financial Corporation	46,400	794,368
WesBanco, Inc.	5,253	87,252
West Coast Bancorp (a)	34,785	91,484
Westamerica Bancorporation	41,751	2,088,385
Western Alliance Bancorporation (a)	260,267	1,572,013
Whitney Holding Corporation	54,796	453,711
Wilmington Trust Corporation	9,900	70,389
Wilshire Bancorp, Inc.	186,800	1,253,428
Zions Bancorporation	12,600	260,316
		56,442,412
Consumer Finance — 0.3%
Advance America, Cash Advance Centers, Inc.	28,872	144,071
American Express Company	200	8,292
Cash America International, Inc.	8,089	284,975
CompuCredit Holdings Corporation (a)	42,574	239,692
First Marblehead Corporation (The) (a)	19,313	43,068
Green Dot Corporation - Class A (a)	1,100	55,880
SLM Corporation (a)	100	1,190
World Acceptance Corporation (a)	57,337	2,474,092
		3,251,260
Diversified Financial Services — 0.7%
CBOE Holdings, Inc.	24,013	576,552
IntercontinentalExchange, Inc. (a)	100	11,487
JPMorgan Chase & Company	100	3,763
Life Partners Holdings, Inc.	164,522	3,053,528
Moody's Corporation	2,700	73,062
NASDAQ OMX Group, Inc. (The) (a)	2,020	42,461
NewStar Financial, Inc. (a)	10,574	80,468
PHH Corporation (a)	184,500	3,555,315
Portfolio Recovery Associates, Inc. (a)	7,525	504,551
Primus Guaranty Ltd. (a)	1,700	8,449
		7,909,636

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Financials — 10.3% (Continued)
Insurance — 0.7%
American Equity Investment Life Holding Company	31,500	$341,775
American International Group, Inc. (a)	39,300	1,650,993
AMERISAFE, Inc. (a)	2,490	47,534
AmTrust Financial Services, Inc.	22,240	332,933
Assured Guaranty Ltd.	1,100	20,955
Berkshire Hathaway, Inc. - Class B (a)	100	7,956
Citizens, Inc. (a)	50	346
Crawford & Company - Class B (a)	2,482	6,354
Donegal Group, Inc. - Class A	100	1,385
eHealth, Inc. (a)	52,157	704,641
Fidelity National Financial, Inc. - Class A	6,300	84,357
First American Financial Corporation	75,112	1,054,572
FPIC Insurance Group, Inc. (a)	1,342	47,534
Gerova Financial Group Ltd. (a)	800	4,560
Lincoln National Corporation	300	7,344
Marsh & McLennan Companies, Inc.	100	2,498
Mercer Insurance Group, Inc.	680	12,478
Montpelier Re Holdings Ltd.	7,800	142,896
National Financial Partners Corporation (a)	6,600	91,080
Old Republic International Corporation	22,240	293,568
Primerica, Inc.	7,593	160,364
RLI Corporation	13,456	772,644
StanCorp Financial Group, Inc.	6,400	274,560
Stewart Information Services Corporation	154,477	1,671,441
Tower Group, Inc.	16,708	405,670
W.R. Berkley Corporation	800	22,016
Wesco Financial Corporation	159	57,781
		8,220,235
Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities, Inc.	3,280	241,014
AMB Property Corporation	1,200	33,828
American Campus Communities, Inc.	6,000	189,780
American Capital Agency Corporation	3,400	97,648
Ashford Hospitality Trust (a)	91,771	931,476
Capital Trust, Inc. - Class A (a)	78,877	115,160
CapLease, Inc.	245,573	1,439,058
Capstead Mortgage Corporation	9,090	103,626
CBL & Associates Properties, Inc.	102,500	1,607,200
Colony Financial, Inc.	4,200	79,632
Corporate Office Properties Trust	8,500	301,665
Cousins Properties, Inc.	4,420	32,752
DCT Industrial Trust, Inc.	127,400	638,274
Developers Diversified Realty Corporation	32,037	413,277
Douglas Emmett, Inc.	2,900	52,026
Dupont Fabros Technology, Inc.	30,600	768,060
Education Realty Trust, Inc.	142,942	1,072,065
Entertainment Properties Trust	27,800	1,285,194
Equity Lifestyle Properties, Inc.	1,900	108,148

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Financials — 10.3% (Continued)
Real Estate Investment Trusts — 2.2% (Continued)
Essex Property Trust, Inc.	1,900	$214,624
First Industrial Realty Trust, Inc. (a)	63,329	464,202
Franklin Street Properties Corporation	6,200	82,770
Hatteras Financial Corporation	8,300	243,024
iStar Financial, Inc. (a)	1,119,662	5,116,855
Lexington Realty Trust	119,575	930,294
Liberty Property Trust	1,000	33,460
Medical Properties Trust, Inc.	8,338	93,302
National Retail Properties, Inc.	35,000	948,500
Nationwide Health Properties, Inc.	700	28,581
New York Mortgage Trust, Inc.	100	636
Omega Healthcare Investors, Inc.	6,700	154,100
Parkway Properties, Inc.	65,653	1,021,561
Pennsylvania Real Estate Investment Trust	45,363	647,330
PennyMac Mortgage Investment Trust	12,769	220,393
Post Properties, Inc.	20,655	628,738
Potlatch Corporation	1,100	37,455
Redwood Trust, Inc.	51,706	733,191
Strategic Hotels & Resorts, Inc. (a)	1	5
Sun Communities, Inc.	72,930	2,378,247
Sunstone Hotel Investors, Inc. (a)	21,400	232,190
Tanger Factory Outlet Centers, Inc.	2,000	95,840
Taubman Centers, Inc.	1,400	64,988
Terreno Realty Corporation (a)	1,400	25,368
UMH Properties, Inc.	73	773
Walter Investment Management Corporation	3,180	58,258
Washington Real Estate Investment Trust	2,000	64,060
Weingarten Realty Investors	44,788	1,080,734
		25,109,362
Real Estate Management & Development — 0.2%
China Housing & Land Development, Inc. (a)	34,400	82,216
Forest City Enterprises, Inc. (a)	600	8,754
Jones Lang LaSalle, Inc.	3,446	268,995
Kennedy-Wilson Holdings, Inc. (a)	1,563	16,677
St. Joe Company (The) (a)	100,667	2,032,467
		2,409,109
Thrifts & Mortgage Finance — 0.4%
Astoria Financial Corporation	17,000	211,140
Bank Mutual Corporation	13	63
BankAtlantic Bancorp, Inc. (a)	62,296	56,378
Berkshire Hills Bancorporation, Inc.	7,108	137,469
BofI Holding, Inc. (a)	32,074	412,472
Dime Community Bancshares, Inc.	9,386	136,942
ESSA Bancorp, Inc.	7	88
Federal Agricultural Mortgage Corporation - Class C	55,237	650,139
First Niagara Financial Group, Inc.	7,006	83,021
First PacTrust Bancorp, Inc.	3,500	40,250
FirstFed Financial Corporation (a)	23,697	237

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Financials — 10.3% (Continued)
Thrifts & Mortgage Finance — 0.4% (Continued)
Guaranty Financial Group, Inc. (a)	62,759	$627
MGIC Investment Corporation (a)	35,780	315,580
NASB Financial, Inc.	300	4,974
New York Community Bancorp, Inc.	400	6,772
Ocwen Financial Corporation (a)	22,073	190,490
Provident Financial Services, Inc.	16,081	203,264
Roma Financial Corporation	100	991
Territorial Bancorp, Inc.	600	10,182
Triad Guaranty, Inc. (a)	9,250	2,220
TrustCo Bank Corporation	325,526	1,754,585
Waterstone Financial, Inc. (a)	187	699
Westfield Financial, Inc.	2,653	22,418
		4,241,001
Health Care — 7.5%
Biotechnology — 2.2%
Accentia Biopharmaceuticals, Inc. (a)	900	1,287
Achillion Pharmaceuticals, Inc. (a)	6,500	18,590
Acorda Therapeutics, Inc. (a)	52,200	1,411,488
ADVENTRX Pharmaceuticals, Inc. (a)	6,400	13,504
Allos Therapeutics, Inc. (a)	321,341	1,278,937
Alnylam Pharmaceuticals, Inc. (a)	80,743	1,060,963
Amgen, Inc. (a)	100	5,719
Amylin Pharmaceuticals, Inc. (a)	3,190	41,566
Anadys Pharmaceuticals, Inc. (a)	1,700	2,465
ARCA biopharma, Inc. (a)	1,600	6,224
Arena Pharmaceuticals, Inc. (a)	528,246	871,606
AspenBio Pharma, Inc. (a)	2,227	1,514
AVI BioPharma, Inc. (a)	63,898	135,464
BioCryst Pharmaceuticals, Inc. (a)	61,070	302,907
Biogen Idec, Inc. (a)	700	43,897
BioMarin Pharmaceutical, Inc. (a)	43,400	1,135,344
BioSante Pharmaceuticals, Inc. (a)	54,308	81,462
BioSpecifics Technologies Corporation (a)	584	16,060
BioTime, Inc. (a)	111,999	671,994
Celgene Corporation (a)	400	24,828
Cell Therapeutics, Inc. (a)	524,206	197,101
CEL-SCI Corporation (a)	21,600	14,835
Cephalon, Inc. (a)	400	26,576
Chelsea Therapeutics International Ltd. (a)	25,233	128,688
China Biologic Products, Inc. (a)	6,433	62,979
Clinical Data, Inc. (a)	2,737	51,976
Codexis, Inc. (a)	300	3,072
Cyclacel Pharmaceuticals, Inc. (a)	700	1,148
Cytori Therapeutics, Inc. (a)	155,886	757,606
CytRx Corporation (a)	3,500	3,024
DARA BioSciences, Inc. (a)	600	1,398
Dendreon Corporation (a)	1,300	47,450
Exact Sciences Corporation (a)	26,740	183,436

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Health Care — 7.5% (Continued)
Biotechnology — 2.2% (Continued)
Genomic Health, Inc. (a)	9,584	$135,709
GenVec, Inc. (a)	70,332	40,793
GTx, Inc. (a)	244,074	683,407
Hemispherx Biopharma, Inc. (a)	41,460	21,456
Human Genome Sciences, Inc. (a)	1,000	26,880
ImmunoGen, Inc. (a)	2,300	18,906
Immunomedics, Inc. (a)	99,703	391,833
Incyte Corporation (a)	33,612	559,976
Insmed, Inc. (a)	4,880	3,558
Introgen Therapeutics, Inc. (a)	45,612	114
Isis Pharmaceuticals, Inc. (a)	61,417	561,351
Keryx Biopharmaceuticals, Inc. (a)	95,600	493,296
Ligand Pharmaceuticals, Inc. - Class B (a)	200	324
MannKind Corporation (a)	250,133	1,595,849
Marina Biotech, Inc. (a)	2,100	4,389
Martek Biosciences Corporation (a)	8,091	177,597
Medivation, Inc. (a)	71,207	822,441
Metabolix, Inc. (a)	226,715	3,164,941
Momenta Pharmaceuticals, Inc. (a)	53,487	893,768
Myriad Genetics, Inc. (a)	14,300	284,999
Nabi Biopharmaceuticals (a)	77,277	379,430
Neuralstem, Inc. (a)	14,309	31,909
NeurogesX, Inc. (a)	12,682	88,394
Novavax, Inc. (a)	315,477	766,609
Nymox Pharmaceutical Corporation (a)	1,800	7,560
Omeros Corporation (a)	12,275	98,445
OncoGenex Pharmaceuticals, Inc. (a)	17,397	274,699
Oncothyreon, Inc. (a)	6,700	23,048
Opexa Therapeutics, Inc. (a)	2,800	4,228
Orexigen Therapeutics, Inc. (a)	223,058	1,179,977
Osiris Therapeutics, Inc. (a)	4,969	36,522
Pharmacyclics, Inc. (a)	154,500	945,540
Poniard Pharmaceuticals, Inc. (a)	1,448	771
Progenics Pharmaceuticals, Inc. (a)	27,583	129,640
PROLOR Biotech, Inc. (a)	9,168	55,100
Protalix BioTherapeutics, Inc. (a)	7,751	74,875
Rexahn Pharmaceuticals, Inc. (a)	22,636	25,126
Rigel Pharmaceuticals, Inc. (a)	11,425	94,942
RXi Pharmaceuticals Corporation (a)	20,330	67,902
Savient Pharmaceuticals, Inc. (a)	20,800	258,128
SIGA Technologies, Inc. (a)	6,340	84,005
Spectrum Pharmaceuticals, Inc. (a)	239,529	1,017,998
StemCells, Inc. (a)	371	330
Synta Pharmaceuticals Corporation (a)	3,003	11,111
Theravance, Inc. (a)	9,600	195,648
Vanda Pharmaceuticals, Inc. (a)	58,191	425,376
Vertex Pharmaceuticals, Inc. (a)	600	22,998

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Health Care — 7.5% (Continued)
Biotechnology — 2.2% (Continued)
ZIOPHARM Oncology, Inc. (a)	25,158	$108,431
		24,895,437
Health Care Equipment & Supplies — 2.6%
Abaxis, Inc. (a)	7,096	170,375
Abiomed, Inc. (a)	154,094	1,588,709
Alere, Inc. (a)	51,240	1,514,142
Alimera Sciences, Inc. (a)	187	2,010
ArthroCare Corporation (a)	4,646	126,743
Baxter International, Inc.	400	20,360
Becton, Dickinson and Company	400	30,208
Boston Scientific Corporation (a)	21,917	139,830
BSD Medical Corporation (a)	89,638	425,781
CareFusion Corporation (a)	1,400	33,796
Cerus Corporation (a)	94,935	312,336
Conceptus, Inc. (a)	89,129	1,266,523
CONMED Corporation (a)	5,200	114,452
Cooper Companies, Inc. (The)	15,700	774,638
Cutera, Inc. (a)	200	1,446
Delcath Systems, Inc. (a)	140,700	1,194,543
Edwards Lifesciences Corporation (a)	1,000	63,910
Greatbatch, Inc. (a)	68,020	1,479,435
Haemonetics Corporation (a)	10,000	546,500
Hill-Rom Holdings, Inc.	3,000	116,250
Hospira, Inc. (a)	400	23,792
ICU Medical, Inc. (a)	41,805	1,525,882
Insulet Corporation (a)	95,195	1,518,360
Integra LifeSciences Holdings Corporation (a)	1,400	60,228
Intuitive Surgical, Inc. (a)	100	26,295
Invacare Corporation	48,829	1,318,383
Kensey Nash Corporation (a)	57,804	1,558,396
Kinetic Concepts, Inc. (a)	5,100	193,953
MAKO Surgical Corporation (a)	174,761	1,883,924
Masimo Corporation (a)	45,100	1,360,667
MELA Sciences, Inc. (a)	526,754	3,961,190
Meridian Bioscience, Inc.	38,500	881,265
NuVasive, Inc. (a)	19,300	505,660
OraSure Technologies, Inc. (a)	23,491	95,608
Quidel Corporation (a)	172,551	1,994,690
ResMed, Inc. (a)	200	6,374
Rockwell Medical Technologies, Inc. (a)	2,107	17,952
SonoSite, Inc. (a)	3,009	93,791
Spectranetics Corporation (The) (a)	47	221
Stereotaxis, Inc. (a)	403,716	1,594,678
STERIS Corporation	5,059	173,119
SurModics, Inc. (a)	25,266	302,181
Syneron Medical Ltd. (a)	1,300	13,689
Synovis Life Technologies, Inc. (a)	427	6,405
Thoratec Corporation (a)	4,400	143,616

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Health Care — 7.5% (Continued)
Health Care Equipment & Supplies — 2.6% (Continued)
Unilife Corporation (a)	2,086	$11,932
Uroplasty, Inc. (a)	500	2,325
Varian Medical Systems, Inc. (a)	200	12,644
West Pharmaceutical Services, Inc.	20,403	728,183
Zimmer Holdings, Inc. (a)	400	18,976
		29,956,366
Health Care Providers & Services — 1.3%
Air Methods Corporation (a)	33,554	1,372,359
Amedisys, Inc. (a)	33,420	850,873
American Dental Partners, Inc. (a)	800	9,328
AMERIGROUP Corporation (a)	11,400	475,722
Bio-Reference Laboratories, Inc. (a)	64,974	1,400,839
BioScrip, Inc. (a)	13,528	76,163
Brookdale Senior Living, Inc. (a)	7,200	135,216
Chemed Corporation	900	53,046
CIGNA Corporation	400	14,076
Emeritus Corporation (a)	127,054	2,369,557
Express Scripts, Inc. (a)	400	19,408
Gentiva Health Services, Inc. (a)	3,600	83,808
HealthSouth Corporation (a)	88,021	1,592,300
Henry Schein, Inc. (a)	100	5,615
HMS Holdings Corporation (a)	4,500	270,495
Humana, Inc. (a)	500	29,145
IPC The Hospitalist Company, Inc. (a)	3,008	96,346
Kindred Healthcare, Inc. (a)	1,809	24,819
Laboratory Corporation of America Holdings (a)	100	8,132
Landauer, Inc.	1,500	91,635
LHC Group, Inc. (a)	14,400	387,360
Lincare Holdings, Inc.	100	2,622
Magellan Health Services, Inc. (a)	670	32,160
Medco Health Solutions, Inc. (a)	700	36,771
Mednax, Inc. (a)	6,780	401,444
MWI Veterinary Supply, Inc. (a)	7,499	428,943
Omnicare, Inc.	1,800	43,416
Patterson Companies, Inc.	7,800	215,670
Prospect Medical Holdings, Inc. (a)	6,583	55,561
PSS World Medical, Inc. (a)	55,012	1,299,934
Quest Diagnostics, Inc.	400	19,656
Select Medical Holdings Corporation (a)	14,251	106,597
Sharps Compliance Corporation (a)	4,100	18,245
Skilled Healthcare Group, Inc. - Class A (a)	13,774	51,652
UnitedHealth Group, Inc.	400	14,420
Universal American Corporation (a)	9,600	154,368
WellCare Health Plans, Inc. (a)	84,601	2,350,216
		14,597,917
Health Care Technology — 0.3%
athenahealth, Inc. (a)	36,339	1,452,470
iCad, Inc. (a)	400	584

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Health Care — 7.5% (Continued)
Health Care Technology — 0.3% (Continued)
MedAssets, Inc. (a)	1,400	$25,956
MedQuist, Inc. (a)	14,372	121,874
Quality Systems, Inc.	27,703	1,780,195
		3,381,079
Life Sciences Tools & Services — 0.1%
Affymetrix, Inc. (a)	2,200	9,856
Albany Molecular Research, Inc. (a)	5,112	32,717
Apricus Biosciences, Inc. (a)	6,600	11,682
Arrowhead Research Corporation (a)	13,984	13,822
Caliper Life Sciences, Inc. (a)	4,186	18,837
Compugen Ltd. (a)	100	462
Covance, Inc. (a)	5,200	244,348
eResearchTechnology, Inc. (a)	13	99
Furiex Pharmaceuticals, Inc. (a)	358	4,120
Life Technologies Corporation (a)	400	20,072
Mettler-Toledo International, Inc. (a)	700	91,392
Sequenom, Inc. (a)	204,574	1,299,045
		1,746,452
Pharmaceuticals — 1.0%
Abbott Laboratories	400	20,528
Acura Pharmaceuticals, Inc. (a)	4,424	11,591
Adolor Corporation (a)	400	496
Alexza Pharmaceuticals, Inc. (a)	137,838	143,352
Angiotech Pharmaceuticals, Inc. (a)	1,331	675
Aoxing Pharmaceutical Company, Inc. (a)	5,277	13,351
Ardea Biosciences, Inc. (a)	66,640	1,420,765
Auxilium Pharmaceuticals, Inc. (a)	77,312	1,913,472
AVANIR Pharmaceuticals, Inc. - Class A (a)	236,940	575,764
Biodel, Inc. (a)	71,219	257,101
BioMimetic Therapeutics, Inc. (a)	71,641	812,409
BMP Sunstone Corporation (a)	9,400	92,496
Bristol-Myers Squibb Company	400	10,760
Cadence Pharmaceuticals, Inc. (a)	220,779	1,960,518
Eli Lilly & Company	400	14,080
Generex Biotechnology Corporation (a)	61,100	20,774
Hi-Tech Pharmacal Company, Inc. (a)	16,000	346,080
Jiangbo Pharmaceuticals, Inc. (a)	1,269	8,502
Johnson & Johnson	400	25,468
Merck & Company, Inc.	400	14,512
Nektar Therapeutics (a)	55,200	804,264
NeoStem, Inc. (a)	19,715	37,064
Oculus Innovative Sciences, Inc. (a)	4,900	7,595
Optimer Pharmaceuticals, Inc. (a)	62,651	588,293
Pain Therapeutics, Inc. (a)	4,809	36,933
Perrigo Company	400	26,352
Pfizer, Inc.	1,400	24,360
Questcor Pharmaceuticals, Inc. (a)	10,205	125,215
Raptor Pharmaceutical Corporation (a)	11,114	37,343

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Health Care — 7.5% (Continued)
Pharmaceuticals — 1.0% (Continued)
Salix Pharmaceuticals Ltd. (a)	10,966	$414,844
Somaxon Pharmaceuticals, Inc. (a)	229,209	641,785
VIVUS, Inc. (a)	15,880	122,911
XenoPort, Inc. (a)	107,155	830,451
		11,360,104
Industrials — 9.0%
Aerospace & Defense — 0.4%
AeroVironment, Inc. (a)	24,125	565,973
American Science & Engineering, Inc.	1,667	137,277
Applied Energetics, Inc. (a)	13,332	13,865
Arotech Corporation (a)	1,100	2,134
Ascent Solar Technologies, Inc. (a)	37,009	161,729
Curtiss-Wright Corporation	13	401
DigitalGlobe, Inc. (a)	573	18,709
GenCorp, Inc. (a)	134,964	657,275
HEICO Corporation	28,415	1,414,499
Herley Industries, Inc. (a)	1,895	31,476
Precision Castparts Corporation	400	54,632
Taser International, Inc. (a)	359,873	1,425,097
		4,483,067
Air Freight & Logistics — 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	4,408	230,362
FedEx Corporation	400	35,088
Hub Group, Inc. (a)	2,888	93,773
Pacer International, Inc. (a)	93,452	520,528
United Parcel Service, Inc. - Class B	300	20,202
UTi Worldwide, Inc.	66,900	1,285,818
		2,185,771
Airlines — 1.0%
Allegiant Travel Company (a)	83,144	3,915,251
AMR Corporation (a)	497,060	3,916,833
Delta Air Lines, Inc. (a)	10,300	143,067
JetBlue Airways Corporation (a)	174,481	1,217,877
Pinnacle Airlines Corporation (a)	1,582	9,112
Republic Airways Holdings, Inc. (a)	156,948	1,458,047
United Continental Holdings, Inc. (a)	28,125	816,750
		11,476,937
Building Products — 0.7%
A.O. Smith Corporation	44,600	2,498,938
AAON, Inc.	73,299	1,799,490
American Woodmark Corporation	22,760	402,852
Apogee Enterprises, Inc.	55,081	577,800
Builders FirstSource, Inc. (a)	231,377	467,381
Insteel Industries, Inc.	34,203	293,804
Owens Corning, Inc. (a)	14,420	389,917
Simpson Manufacturing Company, Inc.	2,100	55,818
Trex Company, Inc. (a)	101,528	1,822,428
		8,308,428

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Industrials — 9.0% (Continued)
Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	126,677	$2,856,566
ACCO Brands Corporation (a)	26,100	162,603
Avery Dennison Corporation	1,200	43,620
Bowne & Company, Inc.	149,122	1,692,535
Cintas Corporation	1,000	27,470
EnerNOC, Inc. (a)	45,435	1,366,230
Healthcare Services Group, Inc.	24,100	579,123
Herman Miller, Inc.	74,000	1,423,020
HNI Corporation	65,491	1,615,008
Industrial Services of America, Inc. (a)	33,551	512,324
InnerWorkings, Inc. (a)	196,576	1,350,477
Interface, Inc.	12,173	175,170
McGrath RentCorp	3,792	95,976
Mine Safety Appliances Company	38,290	1,078,246
Mobile Mini, Inc. (a)	111,061	1,935,793
Perma-Fix Environmental Services, Inc. (a)	147	247
R.R. Donnelley & Sons Company	19,271	355,550
RINO International Corporation (a)	63,313	1,161,160
Ritchie Bros. Auctioneers, Inc.	700	14,826
Standard Parking Corporation (a)	400	6,836
Steelcase, Inc. - Class A	32,300	271,643
		16,724,423
Construction & Engineering — 0.5%
Comfort Systems USA, Inc.	32,330	370,179
EMCOR Group, Inc. (a)	6,200	160,270
Granite Construction, Inc.	149,086	3,604,899
Insituform Technologies, Inc. - Class A (a)	50,712	1,095,379
MYR Group, Inc. (a)	5,400	84,186
Northwest Pipe Company (a)	8,056	151,614
Orion Marine Group, Inc. (a)	29,847	373,386
Pike Electric Corporation (a)	31,897	241,141
		6,081,054
Electrical Equipment — 0.9%
A123 Systems, Inc. (a)	85,892	834,870
Acuity Brands, Inc.	8,200	410,574
A-Power Energy Generation Systems Ltd. (a)	19,200	137,088
Baldor Electric Company	5,472	229,933
Belden, Inc.	4,000	111,600
Capstone Turbine Corporation (a)	1,500	1,125
China BAK Battery, Inc. (a)	157,830	301,455
Encore Wire Corporation	101,406	2,105,188
Ener1, Inc. (a)	629,339	2,278,207
EnerSys, Inc. (a)	26,600	701,176
GrafTech International Ltd. (a)	22,300	367,281
Harbin Electric, Inc. (a)	57,370	1,236,897
Hoku Corporation (a)	16,317	45,688
Hubbell, Inc. - Class B	600	32,412
II-VI, Inc. (a)	9,996	393,243

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Industrials — 9.0% (Continued)
Electrical Equipment — 0.9% (Continued)
LGL Group, Inc. (a)	230	$5,971
Medis Technologies Ltd. (a)	20,819	458
Nexxus Lighting, Inc. (a)	300	795
Ocean Power Technologies, Inc. (a)	4,100	26,814
PowerSecure International, Inc. (a)	57,175	538,017
Satcon Technology Corporation (a)	154,199	619,880
Ultralife Corporation (a)	400	2,100
UQM Technologies, Inc. (a)	28,039	66,172
Valence Technology, Inc. (a)	128,120	163,994
Woodward Governor Company	638	19,995
		10,630,933
Industrial Conglomerates — 0.0%
United Capital Corporation (a)	170	4,597

Machinery — 2.3%
Actuant Corporation - Class A	600	13,482
Albany International Corporation - Class A	22,500	459,000
ArvinMeritor, Inc. (a)	7,200	119,376
Astec Industries, Inc. (a)	49,210	1,450,219
Badger Meter, Inc.	39,793	1,652,603
Briggs & Stratton Corporation	116,090	2,043,184
Bucyrus International, Inc. - Class A	500	34,080
China Fire & Security Group, Inc. (a)	97,518	774,293
China Valves Technology, Inc. (a)	201,230	1,754,726
CLARCOR, Inc.	700	27,762
Cummins, Inc.	200	17,620
Donaldson Company, Inc.	2,820	137,390
Energy Recovery, Inc. (a)	252,216	897,889
EnPro Industries, Inc. (a)	13,700	481,418
Flow International Corporation (a)	400	1,056
FreightCar America, Inc.	69,450	1,837,647
Gorman-Rupp Company (The)	48,952	1,459,749
Graco, Inc.	78,800	2,711,508
Lincoln Electric Holdings, Inc.	7,800	466,128
Met-Pro Corporation	46	519
Middleby Corporation (The) (a)	16,605	1,239,729
Nordson Corporation	900	70,218
Oshkosh Corporation (a)	6,000	177,060
PACCAR, Inc.	100	5,126
PMFG, Inc. (a)	2,315	36,230
Sun Hydraulics Corporation	21,360	663,655
Terex Corporation (a)	150,800	3,385,460
Toro Company (The)	23,644	1,342,034
Valmont Industries, Inc.	2,100	165,585
Wabash National Corporation (a)	83,300	671,398
Watts Water Technologies, Inc. - Class A	960	33,763
Westinghouse Air Brake Technologies Corporation	44,443	2,081,710
		26,211,617

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Industrials — 9.0% (Continued)
Marine — 0.3%
Alexander & Baldwin, Inc.	7,720	$265,800
American Commercial Lines, Inc. (a)	11,432	378,971
Eagle Bulk Shipping, Inc. (a)	26,700	136,971
Excel Maritime Carriers Ltd. (a)	166,057	966,452
Kirby Corporation (a)	41,955	1,803,645
		3,551,839
Professional Services — 0.3%
Advisory Board Company (The) (a)	4,267	199,738
CBIZ, Inc. (a)	15,534	91,961
CoStar Group, Inc. (a)	19,294	958,140
CRA International, Inc. (a)	1,400	26,110
Equifax, Inc.	2,020	66,923
FTI Consulting, Inc. (a)	8,925	316,481
Kelly Services, Inc. - Class A (a)	28,705	426,269
Lightbridge Corporation (a)	10,443	58,063
Manpower, Inc.	800	43,784
Odyssey Marine Exploration, Inc. (a)	1,000	2,220
Resources Connection, Inc.	17,876	289,412
Robert Half International, Inc.	4,900	132,839
School Specialty, Inc. (a)	33,399	447,547
Verisk Analytics, Inc. - Class A (a)	2,500	74,525
		3,134,012
Road & Rail — 0.1%
Con-Way, Inc.	11,300	373,013
CSX Corporation	100	6,145
Dollar Thrifty Automotive Group, Inc. (a)	700	32,480
Genesee & Wyoming, Inc. (a)	2,400	110,952
Hertz Global Holdings, Inc. (a)	3,328	37,673
Old Dominion Freight Line, Inc. (a)	14,800	415,140
Quality Distribution, Inc. (a)	4,500	32,175
		1,007,578
Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	400	12,164
BlueLinx Holdings, Inc. (a)	155	488
China Armco Metals, Inc. (a)	2,300	8,579
GATX Corporation	52,600	1,665,316
Houston Wire & Cable Company	128,041	1,476,313
MSC Industrial Direct Company, Inc.	4,700	267,618
Rush Enterprises, Inc. - Class A (a)	46,083	732,259
Titan Machinery, Inc. (a)	52,313	1,016,965
Watsco, Inc.	1,000	55,970
WESCO International, Inc. (a)	93,600	4,007,952
		9,243,624
Information Technology — 10.6%
Communications Equipment — 1.3%
Acme Packet, Inc. (a)	7,200	284,760
ADTRAN, Inc.	74,900	2,417,023
Arris Group, Inc. (a)	25,835	240,524

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Information Technology — 10.6% (Continued)
Communications Equipment — 1.3% (Continued)
Aruba Networks, Inc. (a)	8,100	$177,471
AudioCodes Ltd. (a)	16,155	80,613
Aviat Networks, Inc. (a)	224,612	1,021,985
BigBand Networks, Inc. (a)	24,418	72,522
CIENA Corporation (a)	211,600	2,939,124
CommScope, Inc. (a)	2,700	85,482
DG FastChannel, Inc. (a)	45,274	1,066,203
F5 Networks, Inc. (a)	1,100	129,470
Globecomm Systems, Inc. (a)	361	3,231
InterDigital, Inc. (a)	79,220	2,659,415
Meru Networks, Inc. (a)	28,074	425,602
Mitel Networks Corporation (a)	200	1,328
Motorola, Inc. (a)	1,400	11,410
Opnext, Inc. (a)	1,500	2,265
Polycom, Inc. (a)	4,100	138,498
Powerwave Technologies, Inc. (a)	272,278	593,566
QUALCOMM, Inc.	600	27,078
Riverbed Technology, Inc. (a)	6,200	356,748
Symmetricom, Inc. (a)	28,805	179,455
Telestone Technologies Corporation (a)	85,800	1,005,576
UTStarcom, Inc. (a)	343,710	694,294
		14,613,643
Computers & Peripherals — 0.7%
Apple, Inc. (a)	200	60,174
Avid Technology, Inc. (a)	159,192	2,009,003
Dell, Inc. (a)	20,400	293,352
Hutchinson Technology, Inc. (a)	138,596	472,612
Imation Corporation (a)	32,748	318,966
Intermec, Inc. (a)	1,541	17,953
Intevac, Inc. (a)	7,722	77,992
Lexmark International, Inc. - Class A (a)	600	22,818
NCR Corporation (a)	8,480	116,346
NetApp, Inc. (a)	800	42,600
Quantum Corporation (a)	276	933
Rimage Corporation (a)	100	1,483
Silicon Graphics International Corporation (a)	100	757
SMART Technologies, Inc. - Class A (a)	8,400	109,116
STEC, Inc. (a)	15,004	234,062
Stratasys, Inc. (a)	30,107	942,951
Synaptics, Inc. (a)	125,313	3,374,679
Western Digital Corporation (a)	7,300	233,746
		8,329,543
Electronic Equipment, Instruments & Components — 1.5%
Advanced Photonix, Inc. - Class A (a)	400	396
Agilent Technologies, Inc. (a)	600	20,880
Anixter International, Inc. (a)	25,452	1,366,518
Avnet, Inc. (a)	1,600	47,648
Brightpoint, Inc. (a)	1,800	13,482

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Information Technology — 10.6% (Continued)
Electronic Equipment, Instruments & Components — 1.5% (Continued)
Comverge, Inc. (a)	93,435	$714,778
Daktronics, Inc.	62,378	681,168
Digital Ally, Inc. (a)	4,000	7,560
Dolby Laboratories, Inc. - Class A (a)	6,700	413,256
DTS, Inc. (a)	48,634	1,935,633
Echelon Corporation (a)	87,087	685,375
Electro Rent Corporation	363	5,394
FARO Technologies, Inc. (a)	4,364	105,347
FLIR Systems, Inc. (a)	3,100	86,304
Funtalk China Holdings Ltd. (a)	3,621	23,899
Gerber Scientific, Inc. (a)	400	2,676
L-1 Identity Solutions, Inc. (a)	20,668	243,676
Maxwell Technologies, Inc. (a)	113,581	1,842,284
Methode Electronics, Inc.	30,618	284,441
Microvision, Inc. (a)	887,757	1,819,902
MTS Systems Corporation	24,443	800,997
Plexus Corporation (a)	2,273	68,985
RadiSys Corporation (a)	86,549	845,584
Research Frontiers, Inc. (a)	21,262	87,174
Sanmina-SCI Corporation (a)	182,800	2,409,304
SMTC Corporation (a)	200	764
Superconductor Technologies, Inc. (a)	2,400	4,008
SYNNEX Corporation (a)	29,810	865,682
Tech Data Corporation (a)	1,026	44,108
Technitrol, Inc.	168,476	774,989
TTM Technologies, Inc. (a)	14,503	151,991
Universal Display Corporation (a)	16,900	423,176
		16,777,379
Internet Software & Services — 2.0%
Akamai Technologies, Inc. (a)	800	41,336
Archipelago Learning, Inc. (a)	4,611	48,738
Art Technology Group, Inc. (a)	177,272	742,770
BroadVision, Inc. (a)	100	1,116
Constant Contact, Inc. (a)	110,947	2,551,781
DealerTrack Holdings, Inc. (a)	111,628	2,156,653
Digital River, Inc. (a)	45,400	1,691,604
EarthLink, Inc.	142,641	1,282,343
eBay, Inc. (a)	1,700	50,677
Equinix, Inc. (a)	1,300	109,512
GSI Commerce, Inc. (a)	80,578	1,967,715
HSW International, Inc. (a)	500	3,205
iPass, Inc. (a)	354	407
j2 Global Communications, Inc. (a)	88,237	2,325,045
KIT digital, Inc. (a)	143,769	1,979,699
Knot, Inc. (The) (a)	31,944	288,774
Local.com Corporation (a)	76,384	316,230
LogMeIn, Inc. (a)	10,974	435,997

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Information Technology — 10.6% (Continued)
Internet Software & Services — 2.0% (Continued)
LoopNet, Inc. (a)	27,540	$290,547
MercadoLibre, Inc. (a)	800	52,904
ModusLink Global Solutions, Inc. (a)	19,660	130,346
Move, Inc. (a)	88,148	208,029
NIC, Inc. (a)	200	1,736
OpenTable, Inc. (a)	6,278	385,155
QuinStreet, Inc. (a)	67,212	1,043,802
Rackspace Hosting, Inc. (a)	97,300	2,428,608
SAVVIS, Inc. (a)	12,816	307,456
Sohu.com, Inc. (a)	1,100	81,950
Support.com, Inc. (a)	75,678	429,094
TechTarget, Inc. (a)	751	3,935
Terremark Worldwide, Inc. (a)	163,065	1,629,019
Vocus, Inc. (a)	3,320	73,538
WebMD Health Corporation (a)	4,900	256,172
Yahoo, Inc. (a)	5,600	92,456
		23,408,349
IT Services — 0.7%
CIBER, Inc. (a)	45,376	166,530
Cognizant Technology Solutions Corporation (a)	400	26,076
DJSP Enterprises, Inc. (a)	7,386	7,386
Dynamics Research Corporation (a)	100	1,130
Echo Global Logistics, Inc. (a)	33,703	478,583
Euronet Worldwide, Inc. (a)	76,060	1,373,644
Fidelity National Information Services, Inc.	100	2,710
Global Payments, Inc.	91,300	3,557,048
Heartland Payment Systems, Inc.	92,322	1,318,358
Integral Systems, Inc. (a)	91	773
Mantech International Corporation - Class A (a)	11,047	433,153
MasterCard, Inc. - Class A	100	24,006
Ness Technologies, Inc. (a)	25,500	122,910
SAIC, Inc. (a)	200	3,108
Stream Global Services, Inc. (a)	1,107	4,162
Visa, Inc. - Class A	800	62,536
Wright Express Corporation (a)	16,440	619,952
Zanett, Inc. (a)	2,800	4,144
		8,206,209
Office Electronics — 0.0%
Xerox Corporation	1,100	12,870

Semiconductors & Semiconductor Equipment — 1.9%
Advanced Analogic Technologies, Inc. (a)	37,010	139,158
Advanced Micro Devices, Inc. (a)	28,700	210,371
Aixtron AG	8,400	273,168
Analog Devices, Inc.	100	3,367
Atheros Communications, Inc. (a)	4,000	124,160
AXT, Inc. (a)	25,100	207,075
Cabot Microelectronics Corporation (a)	60,839	2,350,210

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Information Technology — 10.6% (Continued)
Semiconductors & Semiconductor Equipment — 1.9% (Continued)
Cavium Networks, Inc. (a)	45,000	$1,434,150
Cree, Inc. (a)	400	20,516
Cymer, Inc. (a)	8,017	296,228
DayStar Technologies, Inc. (a)	6,400	12,544
Energy Conversion Devices, Inc. (a)	474,788	2,141,294
Evergreen Solar, Inc. (a)	18,600	17,298
FormFactor, Inc. (a)	26,100	253,953
Hittite Microwave Corporation (a)	9,400	485,698
Ikanos Communications, Inc. (a)	105	120
Intersil Corporation - Class A	35,100	459,459
Kopin Corporation (a)	106,800	406,908
Maxim Integrated Products, Inc.	200	4,332
MaxLinear, Inc. - Class A (a)	26,600	277,704
Micrel, Inc.	86,500	1,030,215
Micron Technology, Inc. (a)	3,000	24,810
Mindspeed Technologies, Inc. (a)	33,300	245,754
Monolithic Power Systems, Inc. (a)	32,745	526,212
MoSys, Inc. (a)	1,800	8,514
National Semiconductor Corporation	21,500	294,550
NetLogic Microsystems, Inc. (a)	48,582	1,460,375
NVE Corporation (a)	2,900	139,577
NVIDIA Corporation (a)	16,900	203,307
NXP Semiconductors N.V. (a)	31,800	419,442
ON Semiconductor Corporation (a)	5,900	45,253
PLX Technology, Inc. (a)	1,100	3,916
Power Integrations, Inc.	46,417	1,585,605
Sigma Designs, Inc. (a)	171,927	1,961,687
Silicon Laboratories, Inc. (a)	68,000	2,713,200
Skyworks Solutions, Inc. (a)	12,400	284,084
Standard Microsystems Corporation (a)	17,990	434,279
SunPower Corporation - Class A (a)	18,800	256,432
SunPower Corporation - Class B (a)	21,264	280,685
Ultra Clean Holdings, Inc. (a)	29	218
Veeco Instruments, Inc. (a)	7,900	330,615
		21,366,443
Software — 2.5%
Activision Blizzard, Inc.	300	3,441
Adobe Systems, Inc. (a)	600	16,890
Advent Software, Inc. (a)	39,056	2,098,088
AsiaInfo Linkage, Inc. (a)	8,485	188,537
Blackbaud, Inc.	47,212	1,198,713
Blackboard, Inc. (a)	27,837	1,161,916
Citrix Systems, Inc. (a)	600	38,442
CommVault Systems, Inc. (a)	3,400	98,362
Convio, Inc. (a)	200	1,794
Ebix, Inc. (a)	70,400	1,738,880
Electronic Arts, Inc. (a)	400	6,340

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Information Technology — 10.6% (Continued)
Software — 2.5% (Continued)
Fair Isaac Corporation	135,882	$3,266,603
Informatica Corporation (a)	8,300	337,727
Intuit, Inc. (a)	600	28,800
Lawson Software, Inc. (a)	316,470	2,816,583
Manhattan Associates, Inc. (a)	26,544	817,024
MicroStrategy, Inc. - Class A (a)	600	54,378
Motricity, Inc. (a)	2,450	53,827
NetSuite, Inc. (a)	61,230	1,253,990
Parametric Technology Corporation (a)	4,000	85,880
Pegasystems, Inc.	34,360	929,438
Quest Software, Inc. (a)	7,200	188,424
RealD, Inc. (a)	7,100	148,532
RealPage, Inc. (a)	1,100	25,388
Renaissance Learning, Inc.	6,151	85,930
Rosetta Stone, Inc. (a)	33,453	774,437
salesforce.com, inc. (a)	400	46,428
Shanda Interactive Entertainment Ltd. (a)	24,700	998,127
Solarwinds, Inc. (a)	8,200	148,830
Sonic Solutions, Inc. (a)	101,034	1,209,377
SuccessFactors, Inc. (a)	43,200	1,171,584
Symantec Corporation (a)	3,500	56,630
TeleCommunication Systems, Inc. (a)	25,052	135,531
THQ, Inc. (a)	295,110	1,180,440
TiVo, Inc. (a)	20,569	229,139
Tyler Technologies, Inc. (a)	68,619	1,400,514
Ultimate Software Group, Inc. (The) (a)	39,505	1,634,717
VASCO Data Security International, Inc. (a)	59,546	475,773
VirnetX Holding Corporation (a)	74,606	1,383,941
VMware, Inc. - Class A (a)	400	30,584
Wave Systems Corporation - Class A (a)	245,784	580,050
		28,100,029
Materials — 3.6%
Chemicals — 1.5%
ADA-ES, Inc. (a)	1,600	9,504
Air Products and Chemicals, Inc.	100	8,497
Airgas, Inc.	400	28,372
Albemarle Corporation	1,200	60,156
Altair Nanotechnologies, Inc. (a)	168,552	92,299
American Vanguard Corporation	78,491	578,479
Ashland, Inc.	2,100	108,423
Balchem Corporation	20,248	618,779
Calgon Carbon Corporation (a)	14,557	218,500
China Agritech, Inc. (a)	119,454	1,534,984
China Green Agriculture, Inc. (a)	343,797	2,526,908
Hawkins, Inc.	39,404	1,414,603
International Flavors & Fragrances, Inc.	8,000	401,280
Kronos Worldwide, Inc. (a)	1,724	69,736
Mosaic Company (The)	900	65,844

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Materials — 3.6% (Continued)
Chemicals — 1.5% (Continued)
NewMarket Corporation	1,130	$133,928
Olin Corporation	20,416	408,116
Sensient Technologies Corporation	38,700	1,250,397
ShengdaTech, Inc. (a)	47,871	303,023
Sherwin-Williams Company (The)	300	21,891
Stepan Company	32,441	2,187,821
STR Holdings, Inc. (a)	48,861	1,214,196
Valhi, Inc.	4,886	98,599
W.R. Grace & Company (a)	6,700	214,802
Westlake Chemical Corporation	5,324	170,155
Yongye International, Inc. (a)	22,558	180,238
ZAGG, Inc. (a)	29,552	245,282
Zoltek Companies, Inc. (a)	236,636	2,271,706
		16,436,518
Construction Materials — 0.6%
China Advanced Construction Materials Group, Inc. (a)	200	958
Eagle Materials, Inc.	87,381	2,049,958
Headwaters, Inc. (a)	151,391	514,730
Texas Industries, Inc.	136,849	4,676,130
		7,241,776
Containers & Packaging — 0.0%
Boise, Inc. (a)	3,593	26,049
Graphic Packaging Holding Company (a)	32,800	120,048
Myers Industries, Inc.	62	548
Owens-Illinois, Inc. (a)	600	16,818
Temple-Inland, Inc.	4,600	95,312
		258,775
Metals & Mining — 1.2%
A.M. Castle & Company (a)	29	447
AK Steel Holding Corporation	171,900	2,164,221
Alcoa, Inc.	8,800	115,544
AMCOL International Corporation	69,593	1,930,510
Brigus Gold Corporation (a)	2,656	4,196
Brush Engineered Materials, Inc. (a)	30,999	1,027,617
Century Aluminum Company (a)	13,800	186,576
China Direct Industries, Inc. (a)	37,300	53,339
China Gerui Advanced Materials Group Ltd. (a)	600	3,750
China Natural Resources, Inc. (a)	21	255
Cliffs Natural Resources, Inc.	600	39,120
Commercial Metals Company	2,500	34,700
Compass Minerals International, Inc.	2,699	212,870
Entrée Gold, Inc. (a)	1,000	2,590
General Steel Holdings, Inc. (a)	166,281	493,854
Gold Resource Corporation (a)	3,537	74,631
Great Basin Gold Ltd. (a)	97,841	274,933
Gulf Resources, Inc. (a)	62,384	524,026
Jaguar Mining, Inc. (a)	129,612	838,590
Kaiser Aluminum Corporation	4,394	197,686

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Materials — 3.6% (Continued)
Metals & Mining — 1.2% (Continued)
Mesabi Trust	20,197	$836,762
Newmont Mining Corporation	300	18,261
Olympic Steel, Inc.	52,080	1,167,634
Rare Element Resources Ltd. (a)	10,000	113,600
Schnitzer Steel Industries, Inc. - Class A	2,000	103,380
Seabridge Gold, Inc. (a)	15,500	423,615
Taseko Mines Ltd. (a)	6,647	42,075
Timberline Resources Corporation (a)	600	708
U.S. Energy Corporation (a)	10,565	55,361
United States Steel Corporation	500	21,395
Walter Energy, Inc.	600	52,776
WHX Corporation (a)	5,187	52,492
Worthington Industries, Inc.	178,900	2,755,060
		13,822,574
Paper & Forest Products — 0.3%
Deltic Timber Corporation	27,836	1,299,384
Domtar Corporation	100	7,936
International Paper Company	1,900	48,032
KapStone Paper and Packaging Corporation (a)	2,300	29,440
MeadWestvaco Corporation	1,660	42,712
Mercer International, Inc. (a)	48,185	255,381
Orient Paper, Inc. (a)	46,531	253,594
P.H. Glatfelter Company	20,600	256,264
Schweitzer-Mauduit International, Inc.	6,497	416,977
Verso Paper Corporation (a)	254	930
Wausau Paper Corporation (a)	34,635	292,319
		2,902,969
Telecommunication Services — 0.7%
Diversified Telecommunication Services — 0.6%
AboveNet, Inc. (a)	100	5,689
Alaska Communications Systems Group, Inc.	59,255	594,328
AT&T, Inc.	400	11,400
Cbeyond, Inc. (a)	84,260	1,141,723
Cincinnati Bell, Inc. (a)	64,347	157,650
Cogent Communications Group, Inc. (a)	57,692	625,958
HickoryTech Corporation	1,631	14,842
IDT Corporation - Class B (a)	31,447	461,642
Iridium Communications, Inc. (a)	194,120	1,601,490
Neutral Tandem, Inc. (a)	1,400	20,468
PAETEC Holding Corporation (a)	32,229	136,006
Premiere Global Services, Inc. (a)	53,220	363,493
Qwest Communications International, Inc.	900	5,940
Radcom Ltd. (a)	1,400	15,120
tw telecom, inc. (a)	54,062	994,741
Verizon Communications, Inc.	400	12,988
VocalTec Communications Ltd. (a)	12,074	402,185
		6,565,663

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Telecommunication Services — 0.7% (Continued)
Wireless Telecommunication Services — 0.1%
Clearwire Corporation - Class A (a)	78	$553
Fibertower Corporation (a)	114,879	516,956
Leap Wireless International, Inc. (a)	27,300	311,493
Shenandoah Telecommunications Company	4,177	76,230
Telephone and Data Systems, Inc.	2,200	76,626
USA Mobility, Inc.	16,481	277,375
		1,259,233
Utilities — 1.2%
Electric Utilities — 0.4%
Brookfield Infrastructure Partners, L.P.	4,500	95,175
DPL, Inc.	100	2,610
Duke Energy Corporation	200	3,642
Empire District Electric Company (The)	2,600	54,704
Exelon Corporation	400	16,328
FirstEnergy Corporation	240	8,717
Great Plains Energy, Inc.	2,100	39,963
MGE Energy, Inc.	9,443	382,913
Otter Tail Corporation	17,100	350,892
Pepco Holdings, Inc.	100	1,926
Pinnacle West Capital Corporation	5,500	226,380
PNM Resources, Inc.	79,800	940,842
PPL Corporation	400	10,760
Unitil Corporation	37,458	813,588
Westar Energy, Inc.	62,300	1,576,190
		4,524,630
Gas Utilities — 0.6%
China Natural Gas, Inc. (a)	156,097	963,118
New Jersey Resources Corporation	100	4,049
Nicor, Inc.	1,160	55,251
Northwest Natural Gas Company	26,534	1,307,861
Piedmont Natural Gas, Inc.	38,400	1,132,416
South Jersey Industries, Inc.	44,810	2,256,631
Star Gas Partners, L.P.	600	2,958
WGL Holdings, Inc.	37,423	1,442,657
		7,164,941
Independent Power Producers & Energy Traders — 0.1%
AES Corporation (The) (a)	200	2,388
American DG Energy, Inc. (a)	600	1,908
Dynegy, Inc. (a)	123,200	571,648
Mirant Corporation (a)	10,900	115,649
Ormat Technologies, Inc.	205	5,845
Raser Technologies, Inc. (a)	315,711	59,606
U.S. Geothermal, Inc. (a)	1,500	1,278
		758,322
Multi-Utilities — 0.1%
Black Hills Corporation	22,803	726,048
CH Energy Group, Inc.	1,110	50,449
Sempra Energy	200	10,696

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 60.2% (Continued)	Shares	Value
Utilities — 1.2% (Continued)
Multi-Utilities — 0.1% (Continued)
Wisconsin Energy Corporation	800	$47,632
		834,825
Water Utilities — 0.0%
American Water Works Company, Inc.	2,140	51,103
Aqua America, Inc.	28,375	610,914
Cadiz, Inc. (a)	2,623	28,512
York Water Company	1,912	30,267
		720,796

Total Common Stocks (Proceeds $679,457,226)		$687,882,546

EXCHANGE-TRADED FUNDS — 0.0%	Shares	Value
First Trust NASDAQ-100 Equal Weighted Index Fund	1,000	$22,600
ProShares UltraPro QQQ (a)	740	96,696

Total Exchange-Traded Funds (Proceeds $87,935)		$119,296

RIGHTS — 0.0%	Shares	Value
Zion Oil & Gas, Inc. (a) (b) (Proceeds $2,148)	4,870	$202

Total Securities Sold Short — 60.2% (Proceeds $679,547,309)		$688,002,044

(a)	Security did not pay a dividend during the year. Therefore, no dividend expense was incurred on the security.

(b)	Fair Value priced (Note 2). Fair valued securities totaled $202 at October 31, 2010, representing (0.0%) of net assets.

See accompanying notes to financial statements.

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* October 31, 2010

COMMON STOCKS — 99.1%	Shares	Value
Consumer Discretionary — 15.6%
Auto Components — 1.1%
Dorman Products, Inc. (a)	4,415	$161,103
Other Auto Components (b)		240,390
		401,493
Automobiles — 0.3%
Other Automobiles (b)		103,917

Diversified Consumer Services — 2.2%
ITT Educational Services, Inc. (a)	2,600	167,778
Sotheby's	4,300	188,512
Other Diversified Consumer Services (b)		436,585
		792,875
Hotels, Restaurants & Leisure — 3.3%
Life Time Fitness, Inc. (a)	4,200	151,746
Other Hotels, Restaurants & Leisure (b)		1,019,616
		1,171,362
Household Durables — 1.3%
Other Household Durables (b)		455,458

Internet & Catalog Retail — 0.2%
Other Internet & Catalog Retail (b)		86,105

Leisure Equipment & Products — 0.5%
Other Leisure Equipment & Products (b)		171,584

Media — 1.8%
DreamWorks Animation SKG, Inc. - Class A (a)	4,200	148,260
Other Media (b)		503,311
		651,571
Multiline Retail — 0.4%
Other Multiline Retail (b)		138,886

Specialty Retail — 3.3%
Charming Shoppes, Inc. (a)	43,100	150,419
Select Comfort Corporation (a)	18,100	150,411
Other Specialty Retail (b)		884,154
		1,184,984
Textiles, Apparel & Luxury Goods — 1.2%
Other Textiles, Apparel & Luxury Goods (b)		437,093

Consumer Staples — 3.9%
Beverages — 0.7%
Other Beverages (b)		250,710

Food & Staples Retailing — 1.7%
SUPERVALU, Inc.	15,000	161,850
Other Food & Staples Retailing (b)		457,103
		618,953

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.1% (Continued)	Shares	Value
Consumer Staples — 3.9% (Continued)
Food Products — 1.2%
Other Food Products (b)		$426,129

Personal Products — 0.3%
Other Personal Products (b)		98,900

Energy — 5.1%
Energy Equipment & Services — 2.0%
Allis-Chalmers Energy, Inc. (a)	30,600	157,284
Other Energy Equipment & Services (b)		564,500
		721,784
Oil, Gas & Consumable Fuels — 3.1%
Berry Petroleum Company - Class A	4,300	147,103
Stone Energy Corporation (a)	9,400	146,922
Other Oil, Gas & Consumable Fuels (b)		798,204
		1,092,229
Financials — 15.2%
Capital Markets — 1.9%
Other Capital Markets (b)		667,964

Commercial Banks — 1.7%
Other Commercial Banks (b)		615,012

Consumer Finance — 1.9%
Cardtronics, Inc. (a)	8,500	144,075
Cash America International, Inc.	4,300	151,489
First Cash Financial Services, Inc. (a)	5,100	148,257
Other Consumer Finance (b)		225,464
		669,285
Diversified Financial Services — 0.9%
MarketAxess Holdings, Inc.	8,300	150,811
Other Diversified Financial Services (b)		180,597
		331,408
Insurance — 4.6%
Other Insurance (b)		1,657,669

Real Estate Investment Trusts — 3.6%
Hersha Hospitality Trust	24,446	149,121
Other Real Estate Investment Trusts (b)		1,117,879
		1,267,000
Thrifts & Mortgage Finance — 0.6%
Other Thrifts & Mortgage Finance (b)		220,476

Health Care — 12.4%
Biotechnology — 1.9%
Ariad Pharmaceuticals, Inc. (a)	45,800	168,544
Other Biotechnology (b)		521,390
		689,934

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.1% (Continued)	Shares	Value
Health Care — 12.4% (Continued)
Health Care Equipment & Supplies — 0.7%
Other Health Care Equipment & Supplies (b)		$257,186

Health Care Providers & Services — 6.8%
Five Star Quality Care, Inc. (a)	28,590	155,244
Healthways, Inc. (a)	14,600	153,008
Psychiatric Solutions, Inc. (a)	4,500	151,650
Sun Healthcare Group, Inc. (a)	15,735	149,640
Other Health Care Providers & Services (b)		1,810,870
		2,420,412
Health Care Technology — 0.5%
Other Health Care Technology (b)		170,981

Life Sciences Tools & Services — 0.6%
Other Life Sciences Tools & Services (b)		224,760

Pharmaceuticals — 1.9%
Impax Laboratories, Inc. (a)	7,900	148,836
Other Pharmaceuticals (b)		511,021
		659,857
Industrials — 16.0%
Aerospace & Defense — 2.2%
BE Aerospace, Inc. (a)	4,200	154,392
Orbital Sciences Corporation (a)	9,200	149,408
Other Aerospace & Defense (b)		470,782
		774,582
Air Freight & Logistics — 0.7%
Forward Air Corporation	5,500	147,840
Other Air Freight & Logistics (b)		94,500
		242,340
Airlines — 1.1%
Hawaiian Holdings, Inc. (a)	19,790	144,863
Other Airlines (b)		246,680
		391,543
Building Products — 0.8%
Universal Forest Products, Inc.	5,000	150,700
Other Building Products (b)		152,865
		303,565
Commercial Services & Supplies — 1.0%
Other Commercial Services & Supplies (b)		344,231

Construction & Engineering — 1.6%
Great Lakes Dredge & Dock Corporation	23,678	146,567
Other Construction & Engineering (b)		441,148
		587,715
Electrical Equipment — 0.8%
Polypore International, Inc. (a)	4,500	149,715
Other Electrical Equipment (b)		152,479
		302,194

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.1% (Continued)	Shares	Value
Industrials — 16.0% (Continued)
Industrial Conglomerates — 0.2%
Other Industrial Conglomerates (b)		$70,140

Machinery — 4.0%
Trimas Corporation (a)	9,356	148,106
Twin Disc, Inc.	7,312	148,872
Other Machinery (b)		1,131,489
		1,428,467
Marine — 0.6%
Other Marine (b)		202,231

Professional Services — 0.7%
Acacia Research Corporation (a)	5,900	157,058
Other Professional Services (b)		75,486
		232,544
Road & Rail — 1.2%
Ryder System, Inc.	3,400	148,750
Other Road & Rail (b)		294,039
		442,789
Trading Companies & Distributors — 1.1%
United Rentals, Inc. (a)	8,000	150,320
Other Trading Companies & Distributors (b)		261,031
		411,351
Information Technology — 23.9%
Communications Equipment — 2.6%
Blue Coat Systems, Inc. (a)	6,100	164,517
Other Communications Equipment (b)		773,632
		938,149
Computers & Peripherals — 2.2%
Compellent Technologies, Inc. (a)	6,200	156,674
Isilon Systems, Inc. (a)	5,200	148,044
Other Computers & Peripherals (b)		468,639
		773,357
Electronic Equipment, Instruments & Components — 4.3%
Other Electronic Equipment, Instruments & Components (b)		1,550,693

Internet Software & Services — 1.3%
Other Internet Software & Services (b)		470,351

IT Services — 3.0%
Alliance Data Systems Corporation (a)	2,400	145,728
Other IT Services (b)		906,684
		1,052,412
Office Electronics — 0.2%
Other Office Electronics (b)		78,716

Semiconductors & Semiconductor Equipment — 7.2%
ATMI, Inc. (a)	9,000	159,030

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.1% (Continued)	Shares	Value
Information Technology — 23.9% (Continued)
Semiconductors & Semiconductor Equipment — 7.2% (Continued)
Cypress Semiconductor Corporation (a)	11,700	$164,970
Entegris, Inc. (a)	24,800	148,304
Fairchild Semiconductor International, Inc. (a)	14,000	157,780
MIPS Technologies, Inc. (a)	9,800	144,060
ON Semiconductor Corporation (a)	22,300	171,041
Veeco Instruments, Inc. (a)	4,000	167,400
Other Semiconductors & Semiconductor Equipment (b)		1,466,802
		2,579,387
Software — 3.1%
Websense, Inc. (a)	8,000	160,960
Other Software (b)		939,487
		1,100,447
Materials — 4.4%
Chemicals — 2.1%
Ferro Corporation (a)	10,800	148,176
Rockwood Holdings, Inc. (a)	4,400	149,248
Other Chemicals (b)		445,909
		743,333
Construction Materials — 0.0%
Other Construction Materials (b)		6,966

Containers & Packaging — 0.5%
Other Containers & Packaging (b)		188,623

Metals & Mining — 0.7%
Other Metals & Mining (b)		251,390

Paper & Forest Products — 1.1%
Clearwater Paper Corporation (a)	1,900	153,425
Domtar Corporation	2,000	158,720
Other Paper & Forest Products (b)		88,920
		401,065
Telecommunication Services — 1.1%
Diversified Telecommunication Services — 0.7%
Other Diversified Telecommunication Services (b)		273,402

Wireless Telecommunication Services — 0.4%
Other Wireless Telecommunication Services (b)		135,309

Utilities — 1.5%
Electric Utilities — 0.6%
Other Electric Utilities (b)		212,250

Gas Utilities — 0.9%
Other Gas Utilities (b)		332,871

Total Common Stocks (Cost $32,579,648)		$35,478,390

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 1.0%	Shares	Value
UMB Money Market Fiduciary, 0.02% (c) (Cost $344,184)	344,184	$344,184

Total Investments at Value — 100.1% (Cost $32,923,832)		$35,822,574

Liabilities in Excess of Other Assets — (0.1%)		(38,544)

Net Assets — 100.0%		$35,784,030

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.

(a)	Non-income producing security.

(b)
Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of October 31, 2010.

(c)	Variable rate security. The rate shown is the 7-day effective yield as of October 31, 2010.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST STATEMENTS OF ASSETS AND LIABILITIES October 31, 2010

	TFS Market Neutral Fund	TFS Small Cap Fund
ASSETS
Investments in securities:
At acquisition cost	$1,075,778,798	$32,923,832
At value (Note 2)	$1,146,477,266	$35,822,574
Deposits with brokers for securities sold short (Note 2)	683,261,980	—
Dividends and interest receivable	577,227	13,949
Receivable for investment securities sold	235,202,261	3,805,788
Receivable for capital shares sold	610,503	26,605
Other assets	46,442	11,665
TOTAL ASSETS	2,066,175,679	39,680,581

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $679,547,309)	688,002,044	—
Payable for investment securities purchased	230,269,097	3,847,391
Payable for capital shares redeemed	1,533,142	3,242
Dividends payable on securities sold short (Note 2)	265,769	—
Payable to Adviser (Note 4)	2,126,755	23,643
Payable to administrator (Note 4)	152,900	8,700
Other accrued expenses and liabilities	1,606,542	13,575
TOTAL LIABILITIES	923,956,249	3,896,551

NET ASSETS	$1,142,219,430	$35,784,030

Net assets consist of:
Paid-in capital	$1,051,044,454	$30,897,809
Accumulated net realized gains from security transactions	28,931,243	1,987,479
Net unrealized appreciation (depreciation) on:
Investments	70,698,468	2,898,742
Short positions	(8,454,735)	—
Net assets	$1,142,219,430	$35,784,030

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	72,280,408	2,987,761

Net asset value, redemption price and offering price per share (a) (Note 2)	$15.80	$11.98

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST STATEMENTS OF OPERATIONS For the Year Ended October 31, 2010

	TFS Market Neutral Fund	TFS Small Cap Fund
INVESTMENT INCOME
Dividends	$14,204,630	$294,231
Foreign tax withholding	(13,321)	(112)
Interest	204,124	147
TOTAL INVESTMENT INCOME	14,395,433	294,266

EXPENSES
Investment advisory fees (Note 4)	23,330,828	347,939
Brokerage expense on securities sold short (Note 2)	13,568,445	—
Dividend expense on securities sold short (Note 2)	7,696,975	—
Administration fees (Note 4)	743,804	40,725
Accounting services fees (Note 4)	450,663	32,768
Custodian fees	418,364	42,064
Transfer agent fees (Note 4)	273,451	18,000
Registration fees	116,916	32,182
Pricing fees	70,442	14,074
Professional fees	51,212	26,732
Postage and supplies	59,204	5,855
Printing of shareholder reports	48,926	5,508
Compliance service fees and expenses (Note 4)	24,385	24,385
Trustees’ fees and expenses	23,157	23,157
Insurance expense	34,807	1,552
Borrowing costs (Note 5)	13,005	333
Other expenses	18,401	12,084
TOTAL EXPENSES	46,942,985	627,358
Investment advisory fee reductions (Note 4)	—	(143,467)
Plus recovery by the Adviser of investment advisory fee reductions in prior years (Note 4)	258,579	—
NET EXPENSES	47,201,564	483,891

NET INVESTMENT LOSS	(32,806,131)	(189,625)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, SECURITIES SOLD SHORT AND FOREIGN CURRENCY
Net realized gains (losses) from:
Investments	206,303,196	2,817,536
Securities sold short	(102,255,118)	(2,732)
Foreign currency transactions	2	—
Net change in unrealized appreciation (depreciation) on:
Investments	37,377,233	3,000,769
Securities sold short	(46,305,711)	—

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	95,119,602	5,815,573

NET INCREASE IN NET ASSETS FROM OPERATIONS	$62,313,471	$5,625,948

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2010	Year Ended October 31, 2009
FROM OPERATIONS
Net investment loss	$(32,806,131)	$(13,332,617)
Net realized gains (losses) from:
Investments	206,303,196	95,615,019
Short positions	(102,255,118)	(101,104,859)
Foreign currency transactions	2	2,046
Net change in unrealized appreciation (depreciation) on:
Investments	37,377,233	97,297,681
Short positions	(46,305,711)	(1,580,141)
Net increase in net assets from operations	62,313,471	76,897,129

FROM DISTRIBUTIONS
Distributions from net realized gains from security transactions	(6,035,121)	(7,411,156)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	487,596,827	580,278,792
Net asset value of shares issued in reinvestment of distributions to shareholders	5,396,118	6,647,525
Proceeds from redemption fees collected (Note 2)	182,763	960,365
Payments for shares redeemed	(235,644,085)	(207,527,157)
Net increase in net assets from capital share transactions	257,531,623	380,359,525

TOTAL INCREASE IN NET ASSETS	313,809,973	449,845,498

NET ASSETS
Beginning of year	828,409,457	378,563,959
End of year	$1,142,219,430	$828,409,457

ACCUMULATED NET INVESTMENT INCOME	$—	$—

CAPITAL SHARE ACTIVITY
Shares sold	31,680,817	41,291,307
Shares issued in reinvestment of distributions to shareholders	355,008	529,683
Shares redeemed	(15,287,390)	(14,869,822)
Net increase in shares outstanding	16,748,435	26,951,168
Shares outstanding, beginning of year	55,531,973	28,580,805
Shares outstanding, end of year	72,280,408	55,531,973

See accompanying notes to financial statements.

TFS SMALL CAP FUND STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2010	Year Ended October 31, 2009
FROM OPERATIONS
Net investment loss	$(189,625)	$(34,717)
Net realized gains (losses) from:
Investments	2,817,536	(527,001)
Short positions	(2,732)	(218)
Net change in unrealized appreciation (depreciation) on investments	3,000,769	1,407,015
Net increase in net assets from operations	5,625,948	845,079

FROM DISTRIBUTIONS
Distributions from net investment income	—	(4,055)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	22,983,154	14,594,124
Net asset value of shares issued in reinvestment of distributions to shareholders	—	3,976
Proceeds from redemption fees collected (Note 2)	21,157	10,459
Payments for shares redeemed	(9,469,293)	(1,879,603)
Net increase in net assets from capital share transactions	13,535,018	12,728,956

TOTAL INCREASE IN NET ASSETS	19,160,966	13,569,980

NET ASSETS
Beginning of year	16,623,064	3,053,084
End of year	$35,784,030	$16,623,064

ACCUMULATED NET INVESTMENT INCOME	$—	$—

CAPITAL SHARE ACTIVITY
Shares sold	2,070,878	1,605,044
Shares issued in reinvestment of distributions to shareholders	—	655
Shares redeemed	(865,629)	(272,096)
Net increase in shares outstanding	1,205,249	1,333,603
Shares outstanding, beginning of year	1,782,512	448,909
Shares outstanding, end of year	2,987,761	1,782,512

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each period:	Year Ended October 31, 2010	Year Ended October 31, 2009	Four Months Ended October 31, 2008(a)		Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006
Net asset value at beginning of period	$14.92	$13.25	$15.59		$14.59	$12.44	$10.37

Income (loss) from investment operations:
Net investment income (loss)	(0.45)	(0.24)	(0.09)		(0.23)	0.01	(0.04)
Net realized and unrealized gains (losses) on investments	1.43	2.13	(2.27)		1.56	2.35	2.12
Total from investment operations	0.98	1.89	(2.36)		1.33	2.36	2.08

Less distributions:
Distributions from net investment income	—	—	—		(0.01)	—	—
Distributions from net realized gains from security transactions	(0.10)	(0.25)	—		(0.40)	(0.22)	(0.01)
Total distributions	(0.10)	(0.25)	—		(0.41)	(0.22)	(0.01)

Proceeds from redemption fees collected (Note 2)	0.00 (b)	0.03	0.02		0.08	0.01	0.00 (b)

Net asset value at end of period	$15.80	$14.92	$13.25		$15.59	$14.59	$12.44

Total return (c)	6.60%	14.86%	(15.01%	)(d)	9.93%	19.18%	20.04%

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,142,219	$828,409	$378,564		$271,239	$211,386	$22,478

Ratio of total expenses to average net assets	4.52%	4.70%	4.60%	(g)	4.05%	3.30%	5.10%

Ratio of net expenses to average net assets (e)	4.55%	4.67%	4.55%	(g)	3.94%	3.07%	3.21%

Ratio of net expenses to average net assets excluding dividend expense (e) (f)	3.81%	3.84%	3.68%	(g)	2.80%	2.48%	2.49%

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (e) (f)	2.50%	2.49%	2.49%	(g)	2.50%	2.48%	2.49%

Ratio of net investment income (loss) to average net assets	(3.16% )	(2.32% )	(2.24%	)(g)	(2.15% )	0.09%	(0.69% )

Portfolio turnover rate	703%	429%	204%	(d)	536%	492%	398%

(a)	Fund changed fiscal year end to October 31.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).

(f)
Dividend expense, borrowing costs and brokerage expense on securities sold short totaled 2.05%, 2.18%, 2.06%(g), 1.44%, 0.59% and 0.72% of average net assets for the periods ended October 31, 2010, 2009 and 2008 and June 30, 2008, 2007 and 2006, respectively.

(g)	Annualized.

See accompanying notes to financial statements.

TFS SMALL CAP FUND FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each period:	Year Ended October 31, 2010		Year Ended October 31, 2009	Four Months Ended October 31, 2008(b)		Year Ended June 30, 2008	Year Ended June 30, 2007		Period Ended June 30, 2006(a)
Net asset value at beginning of period	$9.33		$6.80	$9.31		$13.08	$10.39		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.02)	0.01		(0.18)	(0.07)		(0.01)
Net realized and unrealized gains (losses) on investments	2.70		2.55	(2.52)		(1.79)	2.76		0.40
Total from investment operations	2.64		2.53	(2.51)		(1.97)	2.69		0.39

Less distributions:
Distributions from net investment income	—		(0.01)	—		—	—		—
Distributions from net realized gains from security transactions	—		—	—		(1.80)	(0.00	)(c)	—
Total distributions	—		(0.01)	—		(1.80)	(0.00)		—

Proceeds from redemption fees collected (Note 2)	0.01		0.01	0.00	(c)	0.00 (c)	0.00	(c)	—

Net asset value at end of period	$11.98		$9.33	$6.80		$9.31	$13.08		$10.39

Total return (d)	28.40%		37.41%	(26.96%	)(e)	(16.40% )	25.93%		3.90%	(e)

Ratios and supplemental data:
Net assets at end of period (000’s)	$35,784		$16,623	$3,053		$4,581	$5,638		$3,932

Ratio of total expenses to average net assets	2.31%		5.14%	4.44%	(g)	5.57%	5.14%		8.18%	(g)

Ratio of net expenses to average net assets (f)	1.78%		1.88%	0.88%	(g)	2.72%	2.03%		1.72%	(g)

Ratio of net expenses to average net assets excluding borrowing costs (f)	1.78%		1.87%	0.87%	(g)	2.68%	2.03%		1.72%	(g)

Ratio of net investment income (loss) to average net assets	(0.70%	)	(0.63% )	0.28%	(g)	(1.76% )	(0.69%	)	(0.69%	)(g)

Portfolio turnover rate	657%		320%	123%	(e)	269%	419%		184%	(g)

(a)	Represents the period from the commencement of operations (March 7, 2006) through June 30, 2006.

(b)	Fund changed fiscal year end to October 31.

(c)	Amount rounds to less than $0.01 per share.

(d)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).

(g)	Annualized.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS October 31, 2010

1. Organization

The TFS Market Neutral Fund and the TFS Small Cap Fund (individually, a “Fund”, and collectively, the “Funds”) are each a diversified series of TFS Capital Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. As part of the Trust’s organization, the TFS Market Neutral Fund issued in a private placement on June 28, 2004 10,000 shares of the Fund, at $10.00 per share, to TFS Capital LLC (the “Adviser”), the investment adviser to the Fund. The TFS Market Neutral Fund commenced operations on September 7, 2004. The TFS Small Cap Fund commenced operations on March 7, 2006.

The TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market, which the Adviser defines as the S&P 500 Index. In addition, the Fund seeks to produce lower volatility than the movement of the U.S. equity market.

The TFS Small Cap Fund seeks long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000® Index.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Securities valuation – The Funds’ portfolio securities are valued at their fair values as of the close of the regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of October 31, 2010:

TFS Market Neutral Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,017,852,724	$—	$—	$1,017,852,724
Common Stocks – Sold Short	(687,882,546)	—	—	(687,882,546)
Closed-End Funds	41,055,193	—	—	41,055,193
Exchange-Traded Funds	725,199	—	—	725,199
Exchange-Traded Funds – Sold Short	(119,296)	—	—	(119,296)
Rights	—	541,256	—	541,256
Rights – Sold Short	—	(202)	—	(202)
Warrants	2	—	—	2
Money Market Funds	86,302,892	—	—	86,302,892
Total	$457,934,168	$541,054	$—	$458,475,222

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$35,478,390	$—	$—	$35,478,390
Money Market Funds	344,184	—	—	344,184
Total	$35,822,574	$—	$—	$35,822,574

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of the securities valued using Level 1 inputs by security type and industry type. During the year ended October 31, 2010, the Funds did not have any significant transfers in and out of Level 1 or Level 2. There were no Level 3 securities or derivative instruments held by the Funds during the year ended or as of October 31, 2010.

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the years ended October 31, 2010 and 2009, proceeds from redemption fees totaled $182,763 and $960,365, respectively, for the TFS Market Neutral Fund and $21,157 and $10,459, respectively, for the TFS Small Cap Fund.

Investment income/expense – Dividend income/expense is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

are permanent in nature and are primarily due to differing treatments of net short-term gains. The tax character of distributions paid by the Funds during the years ended October 31, 2010 and 2009 was as follows:

	Year Ended	Ordinary Income	Total Distributions
TFS Market Neutral Fund	10/31/2010	$6,035,121	$6,035,121
	10/31/2009	$7,411,156	$7,411,156
TFS Small Cap Fund	10/31/2010	$—	$—
	10/31/2009	$4,055	$4,055

Short positions – The Funds may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as brokerage expenses on securities sold short in the Statements of Operations. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. TFS Market Neutral Fund engages in short selling as a principal investment strategy while the TFS Small Cap Fund does not. The TFS Small Cap Fund currently intends to limit its exposure to short positions to 5% of its net assets.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses – Common expenses of the Trust are allocated between the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Federal income tax – It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of October 31, 2010:

	TFS Market Neutral Fund	TFS Small Cap Fund
Tax cost of portfolio investments and securities sold short	$474,671,415	$33,171,474
Gross unrealized appreciation	$88,233,194	$3,038,057
Gross unrealized depreciation	(104,429,387)	(386,957)
Net unrealized appreciation	(16,196,193)	2,651,100
Undistributed ordinary income	87,391,292	2,114,058
Undistributed long-term gains	19,979,877	121,063
Total accumulated earnings	$91,174,976	$4,886,221

The difference between the federal income tax cost of portfolio of investments and securities sold short and the financial statement cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

For the year ended October 31, 2010, the TFS Market Neutral Fund and the TFS Small Cap Fund reclassified $32,806,131 and $189,625, respectively, of accumulated net realized gains from security transactions against net investment loss. These reclassifications are reflected on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on the Funds’ net assets or net asset value per share.

During the year ended October 31, 2010, the TFS Small Cap Fund utilized capital loss carryforwards of $519,677 to offset current year realized gains.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax periods (June 30, 2007 through October 31, 2010) of each Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Investment Transactions

During the year ended October 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $6,824,052,080 and $6,787,873,400, respectively, for the TFS Market Neutral Fund and $186,699,829 and $173,474,620, respectively, for the TFS Small Cap Fund.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The TFS Market Neutral Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 2.25% of its average daily net assets. Effective as of March 1, 2010, the Investment Advisory Agreement for the TFS Small Cap Fund was amended to revise the investment advisory fee structure. The amended advisory fee for the TFS Small Cap Fund is a fixed fee that is computed at the annual rate of 1.25% of its average daily net assets and replaces the previous performance fee structure.

As part of the amendment to its Investment Advisory Agreement, the TFS Small Cap Fund, for a transition period of 12 months beginning on March 1, 2010, will pay the Adviser the lesser of the 1.25% fee (the “Fixed Fee”) or the Fixed Fee adjusted for the Fund’s performance relative to its benchmark, the Russell 2000 Index plus 2.50% (“Benchmark”), for the applicable performance period. The applicable performance period is a rolling twelve month period whereby the most recent calendar month is substituted for the earliest month as time passes. During periods where the TFS Small Cap Fund outperforms the Benchmark for the relevant performance period, the Adviser will be paid the Fixed Fee. During periods where the TFS Small Cap Fund underperforms the Benchmark for the relevant performance period, the Fixed Fee will be decreased by one basis point (0.01%) for every two basis points (0.02%) of such underperformance, to a minimum fee of 0.00% per annum. As a result, effective March 1, 2010, the maximum fee that the Adviser will receive from the TFS Small Cap Fund is 1.25% per annum of average daily net assets. During the year ended October 31, 2010, investment advisory fees paid by the TFS Small Cap Fund were increased $43,188 above the Fixed Fee pursuant to the performance fee adjustment that was in place prior to March 1, 2010. Since March 1, 2010, investment advisory fees paid by the TFS Small Cap Fund were decreased $34,235 below the Fixed Fee pursuant to the amended investment advisory fee structure.

The Adviser has contractually agreed to reduce its advisory fees and to absorb each Fund’s operating expenses (for the life of the Funds) to the extent necessary to limit aggregate annual ordinary operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short and extraordinary expenses) to 2.50% of the TFS Market Neutral Fund’s average daily net assets and 1.75% of the TFS Small Cap Fund’s average daily net assets. Prior to March 1, 2010, the TFS Small Cap Fund’s expense cap was calculated prior to the performance fee adjustment, if any. Therefore, it was possible that the TFS Small Cap Fund’s annual ordinary operating expenses could exceed the 1.75% cap. As a result of this agreement, during the year ended October 31, 2010, the Adviser reduced its investment advisory fees by $143,467 with respect to the TFS Small Cap Fund. There were no fee reductions by the Adviser for the TFS Market Neutral Fund Fund.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the applicable Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause ordinary operating expenses to exceed the expense caps of 2.50% and 1.75%, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund. During the year ended October 31, 2010, the Adviser recouped $258,579 of previous fee reductions from the TFS Market Neutral Fund. As of October 31, 2010, the Adviser may in the future recoup fee reductions and expense reimbursements totaling $275,149 and $474,977,

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

respectively, from the TFS Market Neutral Fund and the TFS Small Cap Fund. The Adviser may recapture these amounts no later than the dates as stated below:

	June 30, 2011	October 31, 2011	October 31, 2012	October 31, 2013
TFS Market Neutral Fund	$47,406	$60,676	$167,067	$—
TFS Small Cap Fund	$100,162	$51,491	$179,857	$143,467

The President of the Trust is also a Principal of the Adviser.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of the Compliance Consulting Agreement, Drake Compliance, LLC (“Drake”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. In addition, a principal of Drake serves as the Trust’s Chief Compliance Officer. For these services, Drake receives $2,000 per month from each Fund. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Drake, if any, including, but not limited to, postage and supplies and travel expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus Fund Solutions, LLC (“Ultimus”) supplies executive, administrative and regulatory services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets up to $50 million, 0.125% of such assets between $50 million and $100 million, 0.10% of such assets between $100 million and $250 million, 0.075% of such assets between $250 million and $500 million, and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. Certain officers of the Trust are also officers of Ultimus.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For the performance of these services, the TFS Market Neutral Fund pays Ultimus a monthly base fee of $4,000 per month plus an asset based fee of 0.005% of average gross daily assets. In addition, the Fund pays $1 per portfolio trade in excess of 1,000 portfolio trades per month. For the performance of these services, the TFS Small Cap Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.01% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Funds’ portfolio securities.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Each Fund pays Ultimus a monthly fee for these services at an annual rate of $15 to $24 per shareholder account, depending on the nature of the account, subject to a $1,500 minimum monthly fee. In addition, the Funds reimburse Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”), pursuant to which the Distributor provides distribution services and serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor’s fees are paid by the Adviser.

5. Borrowing Costs

During the year ended October 31, 2010, the TFS Market Neutral Fund and the TFS Small Cap Fund incurred $13,005 and $333 of borrowing costs, respectively. As of October 31, 2010, the Funds had no outstanding borrowings. The average outstanding borrowings for the year ended October 31, 2010 for the TFS Market Neutral Fund include 260 days of $0 borrowings and 331 days of $0 borrowings for the TFS Small Cap Fund. The average outstanding borrowings and average interest rate on borrowings during the year ended October 31, 2010 were as follows:

	Average Outstanding Borrowing	Average Interest Rate
TFS Market Neutral Fund	$1,056,610	1.21%
TFS Small Cap Fund	$21,950	1.58%

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

8. Recent Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds’ financial statement disclosures.

TFS CAPITAL INVESTMENT TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
TFS Capital Investment Trust

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments and schedule of securities sold short, of TFS Capital Investment Trust (the “Funds”), comprised of TFS Market Neutral Fund and TFS Small Cap Fund, as of October 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the TFS Capital Investment Trust as of October 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Cincinnati, Ohio
December 28, 2010

TFS CAPITAL INVESTMENT TRUST ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the most recent semi-annual period and held until the end of the period (May 1, 2010 through October 31, 2010).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge any sales loads. However, a redemption fee of 2% is applied on the sale of shares purchased within 180 days of the date of their purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

TFS CAPITAL INVESTMENT TRUST ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

TFS Market Neutral Fund

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,016.70	$24.15
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,001.26	$23.96

TFS Small Cap Fund

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$985.20	$7.66
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.49	$7.78

*
Expenses are equal to the annualized expense ratio of 4.75% and 1.53%, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FEDERAL TAX INFORMATION (Unaudited)

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income made by the Funds during the fiscal year ended October 31, 2010. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The TFS Market Neutral Fund intends to designate up to a maximum amount of $6,035,121 as taxed at a maximum rate of 15%.

TFS CAPITAL INVESTMENT TRUST BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers have been elected for an annual term. Certain officers of the Trust also may serve as Trustees. The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the Investment Company Act of 1940. The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years and Directorships of Public Companies **	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustees:
*Larry S. Eiben 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1972	Since January 2004	Trustee and President	Chief Operating Officer and Chief Compliance Officer of TFS Capital LLC.	2
*Thomas M. Frederick 121 Walnut Street, Suite 320 West Chester, Pennsylvania 19380 Year of Birth: 1972	Since June 2004	Trustee	Director of Business Development for TFS Capital LLC from July 2006 to present; Associate Director of Virginia Student Aid Foundation from February 2004 to July 2006.	2
Independent Trustees:
Merle C. Hazelton 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1962	Since June 2004	Trustee	Capital Markets – Assistant Controller of Genworth Financial, Inc. from July 2007 to present; Investments – Assistant Controller of Genworth Financial, Inc. from May 2005 to July 2007.	2
Mark J. Malone 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1966	Since June 2004	Trustee	Managing Director of Lazard Capital Markets from March 2008 to present; Managing Director of Institutional Sales of Morgan Keegan & Company, Inc. from April 2006 to March 2008; Director of Institutional Equities of Deutsche Bank Securities from June 1998 to May 2006.	2
Brian O’Connell 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1959	Since June 2004	Trustee	Independent writer/author.	2

TFS CAPITAL INVESTMENT TRUST BOARD OF TRUSTEES AND OFFICERS (Unaudited) (Continued)

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Robert G. Dorsey 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1957	Since June 2004	Vice President	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC.
Mark J. Seger 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1962	Since June 2004	Treasurer	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC.
John F. Splain 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1956	Since June 2004	Secretary	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC.
David D. Jones 719 Sawdust Road, Suite 113 The Woodlands, TX 77380 Year of Birth: 1958	Since December 2007	Chief Compliance Officer	Managing Member of Drake Compliance, LLC; Attorney, David Jones & Assoc., P.C. (a law firm).

*
Larry S. Eiben and Thomas M. Frederick, as affiliated persons of TFS Capital LLC, the Trust’s investment adviser, are considered “interested persons” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

**	None of the Trustees are directors of public companies.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-888-534-2001.

TFS CAPITAL INVESTMENT TRUST APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Investment Advisory Agreements (the “Advisory Agreements”) with the Adviser for the TFS Market Neutral Fund and the TFS Small Cap Fund. These approvals took place at a Board meeting held on May 27, 2010, at which all of the Trustees were present in person.

The Trustees were advised by independent counsel of their fiduciary obligations in approving the Advisory Agreements and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreements and whether the Agreements continue to be in the best interests of the Funds and their shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of each Fund and the Adviser; (iii) the cost of the services provided and the profits realized by the Adviser from its relationship with the Funds and the financial strength of the Adviser; (iv) the extent to which economies of scale would be realized as the Funds grow larger; (v) whether advisory fee levels reflect these economies of scale for the benefit of Fund shareholders; (vi) comparisons of services rendered to and fees paid by the Funds with the services provided by and the fees paid to other investment advisers or the services provided to and the fees paid by other clients of the Adviser; and (vii) any ancillary benefits derived or to be derived by the Adviser from its relationship with the Funds. The Trustees reviewed the background, qualifications, education and experience of the Adviser’s investment and operational personnel. The Trustees also discussed and considered the quality of administrative and other services provided to the Trust, the Adviser’s compliance program, and the Adviser’s role in coordinating such services and programs. The Independent Trustees were advised by experienced independent counsel throughout the process. Prior to voting on the Advisory Agreements, the Independent Trustees reviewed the Agreements with management and also met in a private session with counsel at which no representatives of the Adviser were present.

Below is a summary of the discussions and findings of the Trustees in regard to the approvals of the Advisory Agreements.

(i)
The nature, extent, and quality of the services provided by the Adviser. In this regard, the Independent Trustees reviewed the services being provided to the Funds by the Adviser. They discussed the responsibilities of the Adviser under the Advisory Agreements and the Adviser’s compensation under the Advisory Agreements. The Independent Trustees reviewed the background and experience of the Adviser’s key investment and operating personnel. They noted the Adviser’s continued commitment to add experienced professionals to its team to further strengthen its operations and the Adviser’s ongoing commitment to research and development. The Independent Trustees also discussed the steps taken by the Adviser to retain its key employees. After reviewing the foregoing information, the Independent Trustees concluded that the quality, extent and nature of the services provided by the Adviser to each Fund were satisfactory.

(ii)
The investment performance of the Funds and Adviser. In this regard, the Independent Trustees compared the performance of the TFS Market Neutral Fund with the performance of the S&P 500 Index, the Fund’s primary benchmark, over various periods. It was noted by the Independent Trustees that the TFS Market Neutral Fund underperformed the S&P 500 Index for the one year period ended March 31, 2010. They discussed the Fund’s underperformance, finding that the Fund’s investment strategies are not designed to keep

TFS CAPITAL INVESTMENT TRUST APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

pace with or outperform the S&P 500 Index during a period when the market enjoys a broad-based rally. The Independent Trustees further noted that the TFS Market Neutral Fund has significantly outperformed the S&P 500 Index over the three year, five year and since inception periods ended March 31, 2010. The Independent Trustees also reviewed comparative performance statistics of the universe of funds categorized by Morningstar as “long short” funds, which is the category to which the TFS Market Neutral Fund has been assigned. The Independent Trustees noted that for the one year period ended March 31, 2010, the TFS Market Neutral Fund’s total return (18.10%) was better than the return of the average fund in the Morningstar “long short” category (16.10%). They also noted that the Fund currently has a 5-star Morningstar rating. The Independent Trustees reviewed performance information with respect to the Adviser’s other managed accounts with similar investment objectives, which indicated that the TFS Market Neutral Fund trailed the performance of such other accounts for the one year period ended March 31, 2010. They considered that, based on representations by the Adviser, those performance differences can be attributed mainly to the Fund being subject to stricter investment limitations and being managed more conservatively than such other accounts in order to achieve a less volatile return. The Independent Trustees also considered the consistency of the Adviser’s management of the TFS Market Neutral Fund with the Fund’s investment objective and policies. After considerable discussion, the Independent Trustees concluded that the investment performance of the TFS Market Neutral Fund has been above average.

The Independent Trustees next reviewed the performance of the TFS Small Cap Fund, which was compared to the performance of the Russell 2000 Index, the Fund’s primary benchmark, over various periods ended March 31, 2010. It was noted by the Independent Trustees that the TFS Small Cap Fund outperformed the Russell 2000 Index over the one year, three year and since inception periods ended March 31, 2010. The Independent Trustees reviewed comparative performance statistics of the universe of funds categorized by Morningstar as “small cap blend” funds, which is the category to which the TFS Small Cap Fund has been assigned. The Independent Trustees noted that for the one year and three year periods ended March 31, 2010, the TFS Small Cap Fund’s 88.07% and 4.60% returns, respectively, were significantly higher than the performance of the average fund in the Morningstar “small cap blend” category (65.47% and -4.30%, respectively) over the same periods. The Independent Trustees further noted that the TFS Small Cap Fund currently has a 5-star Morningstar rating. They also reviewed performance information with respect to the Adviser’s other managed accounts but concluded that none of these other accounts provided a good comparison due to differences in investment objectives. The Independent Trustees considered the consistency of the Adviser’s management of the TFS Small Cap Fund with the Fund’s investment objective and policies. After further discussion, the Independent Trustees concluded that the investment performance of the TFS Small Cap Fund has been above average.

(iii)
The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Funds. In this regard, the Independent Trustees considered the Adviser’s staffing, personnel and operations; the financial condition of the Adviser and the level of commitment to the Funds by the principals of the Adviser; the asset levels of each Fund; and the overall expenses of each Fund. The Independent Trustees reviewed the rate of the advisory fees paid by the Funds under the Advisory Agreements and compared them

TFS CAPITAL INVESTMENT TRUST APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

to average advisory fee ratios of similar mutual funds compiled from statistics reported by Morningstar. They also compared the total operating expense ratios of the Funds with average expense ratios of representative funds in their respective Morningstar categories. It was noted by the Independent Trustees that the TFS Market Neutral Fund’s advisory fee of 2.25% and its overall expense ratio of 2.49% (which excludes dividend expenses, borrowing costs and brokerage expenses on securities sold short) were each higher than the average advisory fee (1.20%) and average expense ratio (2.09%) for Morningstar’s “long short” fund category. The Independent Trustees performed a similar comparison for the TFS Small Cap Fund, finding that the Fund’s advisory fee of 1.25% and its overall expense ratio of 1.87% were each higher than the average advisory fee (0.79%) and average expense ratio (1.42%) for Morningstar’s “small cap blend” fund category. The Independent Trustees took into account shareholders’ recent approval of the new fixed-fee structure for the TFS Small Cap Fund and the Adviser’s commitment to cap the Fund’s ordinary operating expenses at 1.75% per annum. The Independent Trustees also considered the Adviser’s analysis of its revenues and expenses with respect to its services provided to each Fund for periods ended March 31, 2010. It was noted by the Independent Trustees that the Adviser has been required to reduce its advisory fees from the TFS Market Neutral Fund in order to maintain the 2.50% operating expense cap. The Independent Trustees noted that, despite these advisory fee reductions, the Adviser’s overall revenues and profits from managing the TFS Market Neutral Fund have increased significantly from prior years. They discussed the profitability of the Adviser and noted the costs associated with managing the Funds, especially in the areas of research and development and retention of its investment professionals and hiring new personnel. The Independent Trustees reviewed the revenue and expense information with respect to the TFS Small Cap Fund and it was noted that during the last fiscal year the Adviser began to receive a portion of its advisory fees with respect to its services to the Fund. It was further noted that, prior to the most recently completed fiscal year, the Adviser had not received any of its advisory fees since the inception of the TFS Small Cap Fund and it had also reimbursed a significant amount of other operating expenses of the Fund. The Independent Trustees reviewed the balance sheet of the Adviser as of March 31, 2010 and concluded that the Adviser has adequate financial resources to serve as the Funds’ investment adviser. The Independent Trustees considered the “fallout benefits” to the Adviser, including the additional exposure the Adviser has received as a result of managing the Funds. After a full discussion and consideration of the foregoing, the Independent Trustees concluded that the fees paid by each Fund to the Adviser are reasonable in light of the quality of the services received.

(iv)
The extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of a Fund’s investors. The Independent Trustees considered the current net assets for each Fund and discussed the expense cap arrangements between the Trust and the Adviser. They noted that the TFS Market Neutral Fund has grown its assets to the point where the Adviser is currently collecting its full advisory fee and is being reimbursed by the Fund for a portion of prior fee reductions and expense reimbursements and, with respect to the TFS Small Cap Fund, the Adviser has begun to collect a portion of its advisory fees. The Independent Trustees concluded that, at the TFS Small Cap Fund’s current asset level, it would not be relevant to consider the extent to which economies of scale are being realized and that it is not necessary

TFS CAPITAL INVESTMENT TRUST APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

or appropriate at this time to consider adding fee breakpoints to the advisory fee schedule for the TFS Small Cap Fund. The Independent Trustees next discussed whether or not it is appropriate to add breakpoints to the TFS Market Neutral Fund’s advisory fee schedule at this time. They noted that, as a result of the significant growth of assets in the TFS Market Neutral Fund, the extent to which economies of scale are being realized by shareholders should be considered. The Independent Trustees discussed the Adviser’s past fee reductions and expense reimbursements, the Adviser’s ongoing commitment to hiring and maintaining top quality investment professionals and the Adviser’s significant investment in research and development. The Independent Trustees considered various fee schedules that might be implemented on behalf of the TFS Market Neutral Fund, including recommendations from the Adviser. They discussed the likelihood that the Adviser would recommend the TFS Market Neutral Fund reopen to new investors, focusing on the Adviser’s efforts to develop new investment strategies that might allow for the Fund to be reopened and the expense the Adviser would incur in developing the strategies. After considerable discussion regarding adding breakpoints to the TFS Market Neutral Fund’s fee schedule and considering factors such as the Adviser just recently earning its full fee, the Fund commencing recoupment of fee reductions and expense reimbursements and the closing of the Fund to new investors, the Independent Trustees concluded that it is not necessary or appropriate to introduce fee breakpoints at the present time. The Independent Trustees noted, however, that they will continue to monitor this situation and may determine in the future that fee breakpoints are appropriate.

In conclusion, the Trustees did not identify any single factor as all-important or controlling in their determination to approve the Advisory Agreements. The Trustees, including all of the Independent Trustees, concluded that the terms of each Advisory Agreement were fair and reasonable, that the Adviser’s fees were reasonable in light of the services provided to the Funds and the benefits received by the Adviser, and that continuance of the Advisory Agreements is in the best interests of each Fund and its shareholders.

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Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR.  During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.  The name of the audit committee financial expert is Merle C. Hazelton.  Mr. Hazelton is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees.  The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $39,000 and $35,500 with respect to the registrant’s fiscal periods ended October 31, 2010 and 2009, respectively.

(b)
Audit-Related Fees.  No fees were billed in either of the last two fiscal periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees.  The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $5,000 and 4,900 with respect to the registrant’s fiscal periods ended October 31, 2010 and 2009, respectively.  The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees.  No fees were billed in either of the last two fiscal periods for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
With respect to the fiscal periods ended October 31, 2010 and 2009, aggregate non-audit fees of $5,000 and $4,900, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant.  No non-audit fees were billed in either of the last two fiscal periods by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)

(b)	Not applicable

SCHEDULE I

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2010

COMMON STOCKS - 89.1%	Shares	Value
Consumer Discretionary - 12.1%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	50,500	$465,610
Amerigon, Inc. (a)	14,799	159,533
Autoliv, Inc.	500	35,650
BorgWarner, Inc. (a)	500	28,055
China Automotive Systems, Inc. (a)	22,034	344,171
China XD Plastics Company Ltd. (a)	8,575	46,219
Dana Holding Corporation (a)	38,500	544,775
Dorman Products, Inc. (a) (b)	28,948	1,056,312
Drew Industries, Inc. (a)	25,811	543,838
Exide Technologies (a)	97,746	575,724
Federal-Mogul Corporation (a) (b)	158,111	3,135,341
Gentex Corporation (b)	74,200	1,482,516
Lear Corporation (a)	1,100	97,240
Modine Manufacturing Company (a)	71,780	970,466
SORL Auto Parts, Inc. (a)	48,939	455,133
Spartan Motors, Inc.	26,124	132,710
Standard Motor Products, Inc.	62,386	663,163
Stoneridge, Inc. (a)	75,013	825,143
Superior Industries International, Inc.	16,729	300,286
Tenneco, Inc. (a)	5,800	189,196
Tongxin International Ltd. (a)	300	894
TRW Automotive Holdings Corporation (a)	1,100	50,259
Wonder Auto Technology, Inc. (a)	23,781	229,249
		12,331,483
Automobiles - 0.1%
Thor Industries, Inc. (b)	17,193	541,408
Winnebago Industries, Inc. (a)	63,209	632,090
		1,173,498
Distributors - 0.0%
Genuine Parts Company	300	14,358

Diversified Consumer Services - 0.6%
China Education Alliance, Inc. (a)	15,226	75,521
ChinaCast Education Corporation (a)	126,865	970,517
Collectors Universe, Inc.	77	1,306
CPI Corporation	838	20,665
Hillenbrand, Inc. (b)	13,876	298,195
ITT Educational Services, Inc. (a)	45,500	2,936,115
Jackson Hewitt Tax Service, Inc. (a)	21,651	21,435
K12, Inc. (a)	4,065	113,454
Matthews International Corporation - Class A	1,196	39,492
Pre-Paid Legal Services, Inc. (a)	4,620	278,032
Princeton Review, Inc. (The) (a)	100	159
Regis Corporation	36,500	746,425
Service Corporation International	5,998	49,663
Steiner Leisure Ltd. (a)	1,700	65,909
Stonemor Partners, L.P.	24,235	681,973
Universal Technical Institute, Inc.	10,815	209,270

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Consumer Discretionary - 12.1% (Continued)
Diversified Consumer Services - 0.6% (Continued)
Weight Watchers International, Inc. (b)	24,500	$820,505
		7,328,636
Hotels, Restaurants & Leisure - 2.7%
AFC Enterprises, Inc. (a)	22,091	280,777
Ameristar Casinos, Inc.	22,200	396,936
Bluegreen Corporation (a)	210	678
Bob Evans Farms, Inc.	22,247	638,489
Boyd Gaming Corporation (a)	115,300	958,143
Brinker International, Inc.	22,160	410,846
California Pizza Kitchen, Inc. (a) (b)	34,100	562,991
Caribou Coffee Company (a)	236	2,504
Carrols Restaurant Group, Inc. (a)	15,224	102,914
CEC Entertainment, Inc. (a)	15,320	508,624
Cedar Fair, L.P. (b)	64,856	906,038
Choice Hotels International, Inc.	7,805	296,824
Churchill Downs, Inc.	1,797	65,105
Denny's Corporation (a) (b)	761,787	2,460,572
Domino's Pizza, Inc. (a)	44,021	653,272
Dover Downs Gaming & Entertainment, Inc.	900	3,132
Einstein Noah Restaurant Group, Inc. (a) (b)	16,299	180,267
Frisch's Restaurants, Inc.	600	13,260
Interval Leisure Group, Inc. (a)	44,371	636,724
Isle of Capri Casinos, Inc. (a) (b)	83,206	668,976
Jamba, Inc. (a)	521,097	1,235,000
Krispy Kreme Doughnuts, Inc. (a)	288,774	1,617,134
Life Time Fitness, Inc. (a)	81,500	2,944,595
Luby's, Inc. (a)	696	3,529
Marcus Corporation	46,334	594,002
McCormick & Schmick's Seafood Restaurants, Inc. (a)	1,702	15,199
O'Charley's, Inc. (a)	28,697	215,228
Orient-Express Hotels Ltd. - Class A (a) (b)	25,900	327,894
P.F. Chang's China Bistro, Inc.	34,500	1,584,240
Papa John's International, Inc. (a)	12,175	314,480
Penn National Gaming, Inc. (a) (b)	123,200	4,097,632
Pinnacle Entertainment, Inc. (a)	105,360	1,348,608
Red Lion Hotels Corporation (a)	697	5,485
Rick's Cabaret International, Inc. (a)	40,230	305,346
Ruby Tuesday, Inc. (a)	75,000	907,500
Ruth's Hospitality Group, Inc. (a)	119,211	543,602
Scientific Games Corporation (a)	110,800	875,320
Shuffle Master, Inc. (a)	126,033	1,185,971
Sonic Corporation (a)	17,800	158,064
Starbucks Corporation	100	2,848
Town Sports International Holdings, Inc. (a)	400	1,200
Wendy's/Arby's Group, Inc. - Class A (b)	556,835	2,561,441
Wynn Resorts Ltd.	200	21,434
Yum! Brands, Inc.	400	19,824
		30,632,648

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Consumer Discretionary - 12.1% (Continued)
Household Durables - 1.3%
Fortune Brands, Inc.	200	$10,810
Furniture Brands International, Inc. (a) (b)	125,809	630,303
Harman International Industries, Inc. (a) (b)	113,400	3,804,570
Helen of Troy Ltd. (a)	26,460	678,699
Jarden Corporation	24,500	785,470
Kid Brands, Inc. (a) (b)	84,917	828,790
Leggett & Platt, Inc.	85,627	1,745,078
M/I Homes, Inc. (a)	39,523	418,153
MDC Holdings, Inc.	13,565	349,299
Newell Rubbermaid, Inc.	600	10,590
NIVS IntelliMedia Technology Group, Inc. (a)	248,952	709,513
Skyline Corporation	500	8,915
Standard Pacific Corporation (a)	83,291	302,346
Toll Brothers, Inc. (a) (b)	166,720	2,990,957
Tupperware Brands Corporation (b)	36,000	1,613,160
Universal Electronics, Inc. (a)	17,714	373,057
		15,259,710
Internet & Catalog Retail - 0.2%
drugstore.com, inc. (a)	105,262	168,419
Expedia, Inc.	2,800	81,060
Orbitz Worldwide, Inc. (a)	179,505	1,220,634
U.S. Auto Parts Network, Inc. (a) (b)	29,567	236,240
ValueVision Media, Inc. (a)	204	484
Vitacost.com, Inc. (a)	41,059	251,281
		1,958,118
Leisure Equipment & Products - 0.2%
Eastman Kodak Company (a)	281,300	1,324,923
Hasbro, Inc.	300	13,875
LeapFrog Enterprises, Inc. (a)	94,680	529,261
Marine Products Corporation (a)	30	186
Nautilus, Inc. (a)	2,094	3,099
RC2 Corporation (a)	32,667	689,274
Steinway Musical Instruments, Inc. (a)	100	1,701
		2,562,319
Media - 1.9%
Alloy, Inc. (a)	6,222	60,664
Ballantyne Strong, Inc. (a) (b)	16,560	139,435
Belo Corporation - Class A (a)	44,160	255,686
Cablevision Systems Corporation - Class A	700	18,718
Carmike Cinemas, Inc. (a)	22,476	180,033
CBS Corporation - Class B	1,100	18,623
Central European Media Enterprises Ltd. (a)	2,100	48,405
China Yida Holding Company (a)	20	213
Cinemark Holdings, Inc. (b)	256,183	4,496,012
CKX, Inc. (a)	50,660	206,693
Clear Channel Outdoor Holdings, Inc. (a)	23,700	281,556
Comcast Corporation - Class A	47,100	969,318
CTC Media, Inc. (a)	17,078	403,041
Daily Journal Corporation (a)	180	12,604

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Consumer Discretionary - 12.1% (Continued)
Media - 1.9% (Continued)
Dex One Corporation (a)	1,477	$10,354
Discovery Communiations, Inc. (a)	100	4,461
DreamWorks Animation SKG, Inc. - Class A (a)	42,900	1,514,370
Emmis Communications Corporation - Class A (a)	800	687
Fisher Communications, Inc. (a)	2,623	47,948
Global Sources Ltd. (a)	8,662	66,178
John Wiley & Sons, Inc. - Class A	15,100	651,716
Journal Communications, Inc. (a)	28,010	129,126
Knology, Inc. (a)	27,187	395,571
Lamar Advertising Company (a)	9,700	329,703
Lee Enterprises, Inc. (a)	17,216	31,677
Liberty Global, Inc. - Class A (a)	100	3,779
Liberty Media Corporation - Capital - Series A (a)	100	5,754
Liberty Media, LLC - Starz Entertainment - Series A (a) (b)	48,779	3,196,000
LIN TV Corporation - Class A (a)	4,900	20,384
Lions Gate Entertainment Corporation (a) (b)	96,808	699,922
Live Nation Entertainment, Inc. (a)	42,660	404,843
LodgeNet Interactive Corporation (a)	124,000	316,200
Madison Square Garden, Inc. - Class A (a) (b)	70,100	1,457,379
MDC Partners, Inc.	14,715	204,539
Mediacom Communications Corporation (a) (b)	96,552	666,209
National CineMedia, Inc.	41,024	759,764
Playboy Enterprises, Inc. (a) (b)	47,987	232,737
Regal Entertainment Group	24,366	328,941
Rentrak Corporation (a)	1,739	47,214
Sinclair Broadcast Group, Inc. - Class A (a)	47,262	377,623
Sirius XM Radio, Inc. (a)	572,374	855,699
Thomson Reuters Corporation	3,000	114,750
Time Warner, Inc.	100	3,251
Valassis Communications, Inc. (a)	6,200	204,600
Value Line, Inc.	12	206
Virgin Media, Inc.	500	12,715
Warner Music Group Corporation (a) (b)	230,987	1,201,132
		21,386,433
Multiline Retail - 0.6%
99¢ Only Stores (a)	32,000	493,440
Family Dollar Stores, Inc.	100	4,617
Macy's, Inc.	500	11,820
Retail Ventures, Inc. (a) (b)	312,943	4,252,896
Saks, Inc. (a)	82,800	922,392
Tuesday Morning Corporation (a)	123,465	591,397
		6,276,562
Specialty Retail - 2.5%
A.C. Moore Arts & Crafts, Inc. (a)	400	900
Advance Auto Parts, Inc.	200	12,996
America's Car-Mart, Inc. (a)	15,867	423,173
Asbury Automotive Group, Inc. (a)	67,411	972,067
AutoChina International Ltd. (a)	1,616	38,784

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Consumer Discretionary - 12.1% (Continued)
Specialty Retail - 2.5% (Continued)
bebe stores, inc. (b)	241,399	$1,583,577
Big 5 Sporting Goods Corporation	20,708	279,972
Borders Group, Inc. (a) (b)	339,941	414,728
Cache, Inc. (a)	200	998
CarMax, Inc. (a)	7,100	220,029
Casual Male Retail Group, Inc. (a)	53,171	234,484
Cato Corporation (The) - Class A	19,365	512,204
Charming Shoppes, Inc. (a) (b)	528,606	1,844,835
Chico's FAS, Inc.	22,400	217,728
Children's Place Retail Stores, Inc. (The) (a)	3,400	149,804
Christopher & Banks Corporation	142,031	846,505
Coldwater Creek, Inc. (a)	198,610	669,316
Cost Plus, Inc. (a)	16,200	83,592
Destination Maternity Corporation (a)	6,456	235,838
Dress Barn, Inc. (a)	4,200	96,348
Express, Inc. (a)	15,479	211,753
Finish Line, Inc. (The) - Class A	31,200	477,360
Group 1 Automotive, Inc. (a)	10,959	386,414
Gymboree Corporation (The) (a)	2,700	175,662
Hastings Entertainment, Inc. (a)	100	664
Hot Topic, Inc.	1,105	6,332
Jo-Ann Stores, Inc. (a)	5,100	220,575
Jos. A. Bank Clothiers, Inc. (a) (b)	67,200	2,929,920
Kirkland's, Inc. (a)	12,540	168,663
Lithia Motors, Inc.	47,263	515,167
Men's Wearhouse, Inc. (The) (b)	33,551	819,986
Midas, Inc. (a)	24	177
Monro Muffler Brake, Inc.	749	35,757
New York & Company, Inc. (a)	188,451	587,967
Office Depot, Inc. (a)	429,887	1,930,193
O'Reilly Automotive, Inc. (a)	600	35,100
Pier 1 Imports, Inc. (a)	54,713	474,909
RadioShack Corporation	133,600	2,689,368
Ross Stores, Inc.	100	5,899
Sally Beauty Holdings, Inc. (a)	17,700	215,409
Select Comfort Corporation (a)	169,989	1,412,608
Shoe Carnival, Inc. (a) (b)	25,668	587,797
Signet Jewelers Ltd. (a) (b)	82,088	2,887,856
Stage Stores, Inc.	42,134	561,646
Stein Mart, Inc. (a)	120,603	1,132,462
Systemax, Inc.	5,213	67,508
Tiffany & Company	100	5,300
Tractor Supply Company	300	11,880
West Marine, Inc. (a)	4,146	40,672
Wet Seal, Inc. (The) - Class A (a) (b)	171,386	599,851
Zale Corporation (a)	188,303	482,056
Zumiez, Inc. (a)	8,940	234,407
		28,749,196

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Consumer Discretionary - 12.1% (Continued)
Textiles, Apparel & Luxury Goods - 0.9%
American Apparel, Inc. (a)	92,629	$89,850
Carter's, Inc. (a) (b)	99,734	2,483,377
Cherokee, Inc.	4,370	80,758
Coach, Inc.	400	20,000
Crocs, Inc. (a)	8,400	117,012
Delta Apparel, Inc. (a)	1,500	19,380
Fossil, Inc. (a)	300	17,697
Kenneth Cole Productions, Inc. (a)	13,725	184,601
Lacrosse Footwear, Inc.	305	4,401
LJ International, Inc. (a)	81,561	415,961
Maidenform Brands, Inc. (a)	30,981	829,052
Oxford Industries, Inc.	24,082	554,608
Perry Ellis International, Inc. (a) (b)	67,491	1,517,198
Polo Ralph Lauren Corporation	500	48,440
Quiksilver, Inc. (a) (b)	365,371	1,523,597
Rocky Brands, Inc. (a)	102	935
Timberland Company (The) (a) (b)	96,000	2,014,080
Unifi, Inc. (a)	55,375	261,924
Warnaco Group, Inc. (The) (a) (b)	8,900	472,679
		10,655,550
Consumer Staples - 3.5%
Beverages - 0.5%
Brown-Forman Corporation - Class B	300	18,243
Central European Distribution Corporation (a) (b)	19,657	490,835
Coca-Cola Bottling Company Consolidated	1,543	82,273
Constellation Brands, Inc. - Class A (a) (b)	191,300	3,774,349
Cott Corporation (a)	106,566	873,841
Craft Brewers Alliance, Inc. (a)	1,357	8,848
Heckmann Corporation (a)	40,054	163,821
MGP Ingredients, Inc.	4,300	38,786
National Beverage Corporation	23,438	335,163
		5,786,159
Food & Staples Retailing - 1.0%
Andersons, Inc. (The)	8,583	337,913
BJ's Wholesale Club, Inc. (a) (b)	42,099	1,756,791
Casey's General Stores, Inc. (b)	56,031	2,323,045
Pantry, Inc. (The) (a) (b)	29,070	565,411
PriceSmart, Inc.	12,539	367,769
QKL Stores, Inc. (a)	180	977
Rite Aid Corporation (a)	86,886	79,475
SUPERVALU, Inc. (b)	435,140	4,695,161
Susser Holdings Corporation (a) (b)	59,403	812,039
		10,938,581
Food Products - 1.2%
AgFeed Industries, Inc. (a)	55,956	161,713
American Lorain Corporation (a)	300	915
Archer-Daniels-Midland Company	500	16,660
B&G Foods, Inc. (b)	26,994	330,677
Campbell Soup Company	300	10,875

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Consumer Staples - 3.5% (Continued)
Food Products - 1.2% (Continued)
China Marine Food Group Ltd. (a)	27	$157
Corn Products International, Inc. (b)	108,605	4,621,143
Darling International, Inc. (a) (b)	150,408	1,505,584
Del Monte Foods Company (b)	131,037	1,879,071
H.J. Heinz Company	300	14,733
Hormel Foods Corporation	100	4,592
HQ Sustainable Maritime Industries, Inc. (a)	3,633	12,025
J & J Snack Foods Corporation	7,682	329,327
J.M. Smucker Company (The)	300	19,284
John B. Sanfilippo & Son, Inc. (a)	644	8,642
Lance, Inc.	45,410	1,032,623
McCormick & Company, Inc.	500	22,110
Mead Johnson Nutrition Company	100	5,882
Omega Protein Corporation (a)	18,200	102,830
Origin Agritech Ltd. (a)	4,000	34,840
Pilgrim's Pride Corporation (a) (b)	309,907	1,890,433
Ralcorp Holdings, Inc. (a)	700	43,442
Reddy Ice Holdings, Inc. (a)	600	2,094
Sanderson Farms, Inc.	14,804	621,472
SkyPeople Fruit Juice, Inc. (a)	6,432	37,177
Smithfield Foods, Inc. (a)	32,220	539,685
SunOpta, Inc. (a)	107,037	691,459
Synutra International, Inc. (a)	5,264	58,325
		13,997,770
Household Products - 0.2%
Cellu Tissue Holdings, Inc. (a)	15,400	183,876
Central Garden & Pet Company (a)	400	4,140
Church & Dwight Company, Inc.	100	6,585
Oil-Dri Corporation of America	328	7,213
Procter & Gamble Company (The)	24,300	1,544,751
Spectrum Brands Holdings, Inc. (a) (b)	2,095	59,393
WD-40 Company	8,760	323,157
		2,129,115
Personal Products - 0.6%
Alberto-Culver Company	42,300	1,577,367
American Oriental Bioengineering, Inc. (a)	67,032	182,327
Elizabeth Arden, Inc. (a)	23,137	473,152
Inter Parfums, Inc.	17,524	306,495
Nu Skin Enterprises, Inc. - Class A (b)	95,600	2,925,360
Nutraceutical International Corporation (a)	6,312	102,570
Prestige Brands Holdings, Inc. (a)	53,163	571,502
Revlon, Inc. (a) (b)	94,981	1,084,683
		7,223,456
Tobacco - 0.0%
Lorillard, Inc.	300	25,602
Reynolds American, Inc.	300	19,470
Vector Group Ltd.	9,356	174,957
		220,029

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Energy - 7.0%
Energy Equipment & Services - 2.2%
Allis-Chalmers Energy, Inc. (a) (b)	324,627	$1,668,583
Atwood Oceanics, Inc. (a)	600	19,506
Basic Energy Services, Inc. (a)	120,800	1,336,048
Cal Dive International, Inc. (a)	145,001	733,705
CARBO Ceramics, Inc.	1,700	142,409
Complete Production Services, Inc. (a)	12,816	300,279
Diamond Offshore Drilling, Inc.	25,800	1,706,928
Dresser-Rand Group, Inc. (a) (b)	116,000	3,969,520
Dril-Quip, Inc. (a)	1,500	103,650
ENGlobal Corporation (a)	500	1,445
Exterran Partners, L.P.	29,345	684,032
Global Industries Ltd. (a)	24,611	142,498
Gulf Island Fabrication, Inc.	16,788	383,438
Halliburton Company	593	18,893
Helix Energy Solutions Group, Inc. (a)	37,258	472,804
ION Geophysical Corporation (a)	64,400	314,916
Lufkin Industries, Inc.	1,300	63,505
National Oilwell Varco, Inc.	2,500	134,400
Noble Corporation (a)	300	10,359
North American Energy Partners, Inc. (a)	104,138	903,918
Oceaneering International, Inc. (a) (b)	27,900	1,726,173
Oil States International, Inc. (a)	2,700	138,024
OYO Geospace Corporation (a)	6,286	380,994
Parker Drilling Company (a)	32,997	139,577
Patterson-UTI Energy, Inc. (b)	33,820	656,446
Pioneer Drilling Company (a) (b)	17,707	109,075
Pride International, Inc. (a)	2,300	69,736
Rowan Companies, Inc. (a)	6,200	203,980
RPC, Inc.	8,803	193,754
SEACOR Holdings, Inc. (a) (b)	16,507	1,564,038
Superior Energy Services, Inc. (a) (b)	150,312	4,151,617
T-3 Energy Services, Inc. (a)	34,512	1,155,117
TETRA Technologies, Inc. (a)	60,188	587,435
Transocean Ltd. (a)	200	12,672
Union Drilling, Inc. (a)	400	1,828
Unit Corporation (a)	2,900	113,767
Vantage Drilling Company (a)	90,029	154,850
Willbros Group, Inc. (a) (b)	38,706	342,935
		24,812,854
Oil, Gas & Consumable Fuels - 4.8%
Abraxas Petroleum Corporation (a) (b)	245,263	755,410
Advantage Oil & Gas Ltd. (a)	123,978	767,424
Alon USA Energy, Inc.	21,189	120,142
Approach Resources, Inc. (a) (b)	210,461	3,251,622
Atlas Energy, Inc. (a)	4,200	122,304
Atlas Pipeline Holdings, L.P. (a)	44,728	417,760
Atlas Pipeline Partners, L.P. (a)	42,314	837,394
Berry Petroleum Company - Class A	36,600	1,252,086
Bill Barrett Corporation (a)	13,816	521,554

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Energy - 7.0% (Continued)
Oil, Gas & Consumable Fuels - 4.8% (Continued)
BioFuel Energy Corporation (a)	55,700	$125,882
Boardwalk Pipeline Partners, L.P.	2,500	81,400
Breitburn Energy Partners, L.P.	42,598	828,531
Brigham Exploration Company (a)	10,200	215,118
Buckeye GP Holdings, L.P.	286	12,267
Buckeye Partners, L.P.	1,180	74,706
Cabot Oil & Gas Corporation	2,300	66,654
Calumet Specialty Products Partners, L.P.	28,612	623,456
CAMAC Energy, Inc. (a)	230,760	609,206
Capital Product Partners, L.P.	39,892	351,847
China North East Petroleum Holdings Ltd. (a)	124,042	831,081
Clayton Williams Energy, Inc. (a) (b)	11,993	716,222
Cobalt International Energy, Inc. (a)	7,500	69,375
Concho Resources, Inc. (a)	400	27,468
Contango Oil & Gas Company (a)	1,514	79,621
Continental Resources, Inc. (a)	140	6,654
Crestwood Midstream Partners, L.P.	7,800	202,722
Crimson Exploration, Inc. (a)	17,962	53,347
Cross Timbers Royalty Trust	10,406	402,504
Crosstex Energy, Inc.	1,596	12,944
Crude Carriers Corporation	20,940	368,963
CVR Energy, Inc. (a)	24,888	236,934
Delek US Holdings, Inc.	498	3,660
Delta Petroleum Corporation (a)	20,928	15,319
Denbury Resources, Inc. (a)	500	8,510
Denison Mines Corporation (a)	141,082	296,272
Dorchester Minerals, L.P.	29,127	773,322
Duncan Energy Partners, L.P.	500	15,880
Eagle Rock Energy Partners, L.P.	108,669	730,256
Eastern American Natural Gas Trust	1,398	31,819
ECA Marcellus Trust I	16,181	376,046
El Paso Corporation	250	3,315
El Paso Pipeline Partners, L.P.	600	20,220
Enbridge Energy Management, LLC (a)	1	27
Enbridge Energy Partners, L.P.	533	32,774
Enbridge, Inc.	100	5,540
Encore Energy Partners, L.P.	44,019	901,509
Energy Transfer Equity, L.P.	300	11,736
Energy Transfer Partners, L.P.	300	15,300
Energy XXI (Bermuda) Ltd. (a)	4,400	95,656
Enterprise Products Partners, L.P.	300	12,855
Equal Energy Ltd. (a)	101	491
EV Energy Partners, L.P. (b)	23,571	882,852
Evolution Petroleum Corporation (a)	12,600	74,844
EXCO Resources, Inc.	29,300	434,519
Exxon Mobil Corporation	15,900	1,056,873
Frontier Oil Corporation	41,730	552,923
Frontline Ltd. (b)	54,000	1,552,500
FX Energy, Inc. (a)	92,214	442,627

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Energy - 7.0% (Continued)
Oil, Gas & Consumable Fuels - 4.8% (Continued)
Gastar Exploration Ltd. (a)	29,466	$108,435
General Maritime Corporation	485,700	1,865,088
Genesis Energy, L.P.	18,351	465,932
GeoResources, Inc. (a) (b)	120,487	2,072,376
Global Partners, L.P.	19,046	521,289
Gran Tierra Energy, Inc. (a)	51,566	384,682
Gulfport Energy Corporation (a) (b)	115,492	1,924,097
Harvest Natural Resources, Inc. (a)	64,837	809,166
Holly Corporation	18,930	619,579
Holly Energy Partners, L.P.	5,579	280,345
Hugoton Royalty Trust (b)	21,283	424,170
International Coal Group, Inc. (a) (b)	160,900	904,258
Ivanhoe Energy, Inc. (a)	400,365	1,040,949
Kinder Morgan Energy Partners, L.P.	300	20,841
Knightsbridge Tankers Ltd. (b)	6,176	134,204
Kodiak Oil & Gas Corporation (a)	50,202	206,832
Legacy Reserves, L.P.	31,933	831,216
Longwei Petroleum Investment Holding Ltd. (a)	29,700	82,566
Magellan Midstream Partners, L.P.	300	16,197
Magellan Petroleum Corporation (a)	400	812
Marathon Oil Corporation	100	3,557
Martin Midstream Partners, L.P.	21,695	746,091
McMoRan Exploration Company (a)	20,705	348,672
Murphy Oil Corporation	300	19,548
MV Oil Trust	20,062	587,415
Newfield Exploration Company (a)	500	29,810
Niska Gas Storage Partners, LLC	8,139	162,292
Noble Energy, Inc.	500	40,740
Northern Oil and Gas, Inc. (a)	100	1,968
NuStar GP Holdings, LLC	343	12,046
Oasis Petroleum, Inc. (a)	1,300	27,651
Oilsands Quest, Inc. (a)	33,960	14,779
ONEOK Partners, L.P.	355	27,807
Oxford Resource Partners, L.P.	14,056	302,907
PAA Natural Gas Storage, L.P.	20,513	493,543
Pacific Ethanol, Inc. (a)	79,736	67,225
Panhandle Oil & Gas, Inc.	329	8,126
Peabody Energy Corporation	300	15,870
Penn Virginia GP Holdings, L.P.	31,508	791,166
Permian Basin Royalty Trust	25,509	535,434
Petroleum Development Corporation (a) (b)	86,257	2,692,081
Pioneer Southwest Energy Partners, L.P. (b)	25,620	741,955
Plains All American Pipeline, L.P.	300	18,930
Plains Exploration & Production Company (a)	16,030	446,756
Quicksilver Resources, Inc. (a)	43,440	650,297
Regency Energy Partners, L.P.	12,050	305,347
REX American Resources Corporation (a)	131	2,173
Rosetta Resources, Inc. (a)	4,776	114,194
Sabine Royalty Trust	13,279	715,473

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Energy - 7.0% (Continued)
Oil, Gas & Consumable Fuels - 4.8% (Continued)
San Juan Basin Royalty Trust	8,888	$217,845
SM Energy Company	5,000	208,400
Southern Union Company	6,100	153,293
Stone Energy Corporation (a)	32,220	503,599
Sunoco Logistics Partners, L.P.	344	27,517
Sunoco, Inc.	3,200	119,904
Syntroleum Corporation (a)	2,600	4,654
Targa Resources Partners, L.P.	3,900	115,596
Teekay Corporation (b)	97,236	3,092,105
Teekay Offshore Partners, L.P.	6,297	166,996
Teekay Tankers Ltd. - Class A (b)	81,356	966,509
Toreador Resources Corporation (a)	62,952	866,220
Transglobe Energy Corporation (a)	58,680	616,140
TransMontaigne Partners, L.P.	20,018	679,611
Tsakos Energy Navigation Ltd. (b)	47,080	486,807
Uranium Resources, Inc. (a)	246,050	322,326
Ur-Energy, Inc. (a)	29,100	39,285
VAALCO Energy, Inc. (a)	52,810	310,523
Vanguard Natural Resources, LLC	27,357	710,188
Warren Resources, Inc. (a)	16,307	68,163
		54,702,811
Financials - 14.8%
Capital Markets - 1.9%
American Capital Ltd. (a)	18,796	131,196
Ameriprise Financial, Inc.	300	15,507
Ares Capital Corporation	15,000	251,100
Artio Global Investors, Inc.	17,800	277,146
BlackRock Kelso Capital Corporation (b)	305,970	3,585,968
Calamos Asset Management, Inc. - Class A (b)	204,078	2,446,895
Cohen & Steers, Inc.	10,772	270,054
Cowen Group, Inc. (a)	25,147	88,015
E*TRADE Financial Corporation (a) (b)	271,633	3,884,352
Epoch Holding Corporation	310	4,132
Federated Investors, Inc. - Class B	2,225	55,425
Fifth Street Finance Corporation	51,859	611,936
Financial Engines, Inc. (a)	15,793	232,631
Fortress Investment Group, LLC - Class A (a) (b)	114,280	502,832
GAMCO Investors, Inc. - Class A	481	20,606
GFI Group, Inc.	33,552	160,714
Gleacher & Company, Inc. (a)	7,700	17,325
Golub Capital BDC, Inc.	7,184	114,297
Harris & Harris Group, Inc. (a)	17,029	71,011
Hercules Technology Growth Capital, Inc.	30,364	309,106
HFF, Inc. - Class A (a)	68,375	672,126
International Assets Holding Corporation (a)	38,118	840,502
Investment Technology Group, Inc. (a)	27,012	384,651
Jefferies Group, Inc.	1,700	40,681
KKR & Company, L.P.	19,600	248,528
Kohlberg Capital Corporation (b)	74,184	509,644

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Financials - 14.8% (Continued)
Capital Markets - 1.9% (Continued)
LaBranche & Company, Inc. (a)	34,676	$112,697
Legg Mason, Inc.	1,400	43,442
Main Street Capital Corporation	5,384	90,397
MCG Capital Corporation (b)	65,000	411,450
MF Global Holdings Ltd. (a)	21,322	166,951
MVC Capital, Inc. (b)	17,700	236,295
Och-Ziff Capital Management Group, LLC	1,100	16,247
optionsXpress Holdings, Inc. (a)	28,800	459,936
PennantPark Investment Corporation	17,380	193,266
Piper Jaffray Companies, Inc. (a) (b)	18,629	576,940
Prospect Capital Corporation	8,557	84,629
Rodman & Renshaw Capital Group, Inc. (a)	300	861
Safeguard Scientifics, Inc. (a)	27,156	399,736
Solar Capital Ltd.	44,655	996,700
TICC Capital Corporation	56,367	582,835
TradeStation Group, Inc. (a)	66,777	366,606
Virtus Investment Partners, Inc. (a)	5,651	207,674
W.P. Carey & Company, LLC	300	9,348
Waddell & Reed Financial, Inc. - Class A	40,200	1,168,614
Westwood Holdings Group, Inc.	1,016	36,607
		21,907,611
Commercial Banks - 2.0%
AmeriServ Financial, Inc. (a)	100	160
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR (b)	137,980	2,126,272
Bank of Hawaii Corporation	10,440	450,903
Banner Corporation (b)	397,007	659,032
BOK Financial Corporation	2,000	92,460
Boston Private Financial Holdings, Inc.	64,100	366,011
Bryn Mawr Bank Corporation	3,748	62,629
CapitalSource, Inc. (b)	540,329	3,301,410
Cardinal Financial Corporation	1,100	10,989
Center Financial Corporation (a) (b)	80,278	419,051
CenterState Banks, Inc.	395	2,923
Central Jersey Bancorp (a)	9,410	70,293
Citizens Republic Bancorp, Inc. (a)	600	414
Commerce Bancshares, Inc. (b)	73,651	2,713,303
Credicorp Ltd.	100	12,588
East West Bancorp, Inc. (b)	210,869	3,717,620
Farmers Capital Bank Corporation	100	450
Financial Institutions, Inc.	477	8,610
First BanCorp (North Carolina)	16	214
First BanCorp (Puerto Rico) (a)	1,098	335
First Community Bancshares, Inc.	3,898	52,467
First Financial Bancorporation (b)	31,213	525,627
First Financial Corporation	401	11,721
First Interstate BancSystem, Inc.	9,082	117,703
First Merchants Corporation	700	5,824
First Midwest Bancorp, Inc.	36,600	391,986

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Financials - 14.8% (Continued)
Commercial Banks - 2.0% (Continued)
FirstMerit Corporation	11,900	$204,442
Fulton Financial Corporation (b)	361,520	3,376,597
Hancock Holding Company	3,392	106,577
Home Bancorp, Inc. (a)	1,700	22,831
Home BancShares, Inc. (b)	19,417	399,408
Hudson Valley Holding Corporation	3,763	73,567
Huntington Bancshares, Inc.	2,830	16,046
IBERIABANK Corporation (b)	12,440	647,502
Intervest Bancshares Corporation (a)	3,500	8,050
Investors Bancorp, Inc. (a)	3,300	39,600
KeyCorp	700	5,733
M&T Bank Corporation	200	14,950
MainSource Financial Group, Inc.	6,214	51,390
MB Financial, Inc.	6,400	95,296
Metro Bancorporation, Inc. (a)	11,888	120,188
Nara Bancorp, Inc. (a) (b)	5,002	39,216
Old National Bancorp	40,200	380,292
Penns Woods Bancorp, Inc.	83	2,735
Porter Bancorp, Inc.	400	4,440
PrivateBancorp, Inc.	42,360	499,424
Republic Bancorp, Inc. - Class A	27	552
Signature Bank (a)	1,000	42,240
Southwest Bancorp, Inc.	13,747	136,095
StellarOne Corporation	511	6,530
Sterling Bancshares, Inc.	71,431	385,013
Summit Financial Group, Inc.	100	410
Sun Bancorp, Inc. (a)	666	2,631
Susquehanna Bancshares, Inc.	200	1,580
SVB Financial Group (a)	2,955	128,070
United Community Banks, Inc. (a)	106,000	207,760
Virginia Commerce Bancorp (a)	7,727	41,030
Washington Banking Company	348	4,381
Wintrust Financial Corporation (b)	29,760	891,014
		23,076,585
Consumer Finance - 0.8%
Capital One Financial Corporation	200	7,454
Cardtronics, Inc. (a) (b)	262,872	4,455,680
Credit Acceptance Corporation (a)	100	5,881
Discover Financial Services, LLC	900	15,885
Dollar Financial Corporation (a)	8,300	207,666
EZCORP, Inc. - Class A (a) (b)	27,710	595,211
First Cash Financial Services, Inc. (a)	63,100	1,834,317
First Marblehead Corporation (The) (a)	329	734
Green Dot Corporation - Class A (a)	1,100	55,880
Nelnet, Inc. - Class A	50,759	1,140,555
Rewards Network, Inc. (a)	217	2,973
Student Loan Corporation (The)	32,115	957,669
		9,279,905

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Financials - 14.8% (Continued)
Diversified Financial Services - 0.5%
Asta Funding, Inc.	466	$3,835
Citigroup, Inc. (a)	1,100	4,587
Compass Diversified Holdings, Inc.	35,736	608,584
Encore Capital Group, Inc. (a) (b)	127,923	2,599,395
Interactive Brokers Group, Inc. - Class A (a) (b)	30,010	561,787
JPMorgan Chase & Company	9,600	361,248
KKR Financial Holdings, LLC	24,500	215,355
Leucadia National Corporation	500	12,710
Liberty Acquisition Holdings Corporation (a)	300	3,150
MarketAxess Holdings, Inc. (b)	54,034	981,798
MSCI, Inc. - Class A (a)	824	29,541
PICO Holdings, Inc. (a)	2,100	64,554
Sprott Resource Lending Corporation (a)	50	89
Texas Pacific Land Trust	8,698	314,433
		5,761,066
Insurance - 4.1%
Aflac, Inc.	300	16,767
Alleghany Corporation (a)	113	33,954
Allied World Assurance Company Holdings Ltd. (b)	50,151	2,869,139
Alterra Capital Holdings Ltd.	10,500	212,100
Ambac Financial Group, Inc. (a)	36,544	30,350
American Financial Group, Inc. (b)	112,795	3,449,271
American National Insurance Company (b)	4,270	334,939
American Physicians Service Group, Inc.	11,969	387,796
American Safety Insurance Holdings Ltd. (a) (b)	25,326	470,304
Argo Group International Holdings Ltd.	4,856	168,455
Arthur J. Gallagher & Company	1,700	47,872
Aspen Insurance Holdings Ltd. (b)	136,866	3,882,888
Assurant, Inc.	800	31,632
Axis Capital Holdings Ltd.	400	13,604
Brown & Brown, Inc.	2,000	44,580
Chubb Corporation (The)	500	29,010
Cincinnati Financial Corporation	100	2,944
Citizens, Inc. (a)	1,100	7,612
CNA Financial Corporation (a)	100	2,772
CNA Surety Corporation (a)	18,819	362,266
CNO Financial Group, Inc. (a)	53,112	288,929
Donegal Group, Inc. - Class A	100	1,385
Employers Holdings, Inc.	19,789	320,384
Enstar Group, Inc. (The) (a)	2,977	238,726
Erie Indemnity Company - Class A (b)	57,393	3,281,732
FBL Financial Group, Inc. - Class A (b)	14,696	384,447
First Mercury Financial Corporation	15,544	253,367
Flagstone Reinsurance Holdings Ltd.	40,890	445,701
Genworth Financial, Inc. - Class A (a)	1,800	20,412
Gerova Financial Group Ltd. (a)	6	34
Global Indemnity plc (a)	5,696	96,148
Greenlight Capital Re Ltd. - Class A (a)	2,800	79,968
Hallmark Financial Services, Inc. (a) (b)	63,039	563,569

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Financials - 14.8% (Continued)
Insurance - 4.1% (Continued)
Hanover Insurance Group, Inc. (The)	400	$18,100
Harleysville Group, Inc.	8,906	305,743
Hartford Financial Services Group, Inc.	400	9,592
HCC Insurance Holdings, Inc. (b)	77,800	2,060,144
Hilltop Holdings, Inc. (a)	30,300	302,697
Horace Mann Educators Corporation (b)	174,188	3,255,574
Infinity Property & Casualty Corporation	5,090	263,408
Kansas City Life Insurance Company (b)	15,629	496,377
Loews Corporation	300	11,844
Maiden Holdings Ltd. (b)	39,001	298,358
Manulife Financial Corporation	200	2,540
MBIA, Inc. (a) (b)	268,350	3,008,203
Meadowbrook Insurance Group, Inc. (b)	293,389	2,531,947
Mercury General Corporation (b)	42,736	1,815,425
National Western Life Insurance Company	2	320
Navigators Group, Inc. (The) (a) (b)	1,682	77,322
NYMAGIC, Inc.	16,611	426,404
OneBeacon Insurance Group Ltd.	40,618	571,901
Phoenix Companies, Inc. (The) (a)	54,521	114,494
Platinum Underwriters Holdings Ltd.	300	12,915
Presidential Life Corporation	21,335	204,176
Principal Financial Group, Inc.	600	16,104
ProAssurance Corporation (a)	400	22,996
Progressive Corporation (The)	500	10,580
Protective Life Corporation (b)	71,200	1,706,664
Reinsurance Group of America, Inc.	900	45,063
Safety Insurance Group, Inc.	7,690	357,277
SeaBright Holdings, Inc. (b)	66,734	558,564
Selective Insurance Group, Inc.	24,284	410,885
State Auto Financial Corporation	21,560	337,630
Sun Life Financial, Inc.	200	5,666
Symetra Financial Corporation	14,400	159,120
Transatlantic Holdings, Inc. (b)	46,874	2,465,572
Travelers Companies, Inc. (The)	100	5,520
United Fire & Casualty Company	10,578	211,877
Unitrin, Inc. (b)	106,308	2,583,284
Universal Insurance Holdings, Inc. (b)	114,984	523,177
Unum Group	100	2,242
Validus Holdings Ltd. (b)	89,266	2,531,584
		46,114,346
Real Estate Investment Trusts - 4.7%
Acadia Realty Trust	15,380	293,450
Agree Realty Corporation (b)	31,738	809,319
Anworth Mortgage Asset Corporation	37,510	262,945
Apartment Investment & Management Company - Class A	9,100	212,121
Apollo Commercial Real Estate Finance, Inc.	31,237	508,851
Arbor Realty Trust, Inc. (a)	28,065	148,744
ARMOUR Residential REIT, Inc.	9,500	69,730

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Financials - 14.8% (Continued)
Real Estate Investment Trusts - 4.7% (Continued)
Associated Estates Realty Corporation	76,467	$1,062,127
Brandywine Realty Trust (b)	248,200	2,970,954
Camden Property Trust	5,900	292,581
Care Investment Trust, Inc.	19,401	93,125
Cedar Shopping Centers, Inc.	25,708	162,217
Chesapeake Lodging Trust	28,604	514,300
Chimera Investment Corporation (b)	769,700	3,155,770
Cogdell Spencer, Inc. (b)	90,949	597,535
Colonial Properties Trust	908	16,280
CommonWealth REIT (b)	79,800	2,030,910
CreXus Investment Corporation	16,083	203,450
Cypress Sharpridge Investments, Inc.	70,571	919,540
Duke Realty Corporation (b)	232,390	2,897,903
Dynex Capital, Inc.	47,385	503,229
EastGroup Properties, Inc.	7,700	311,696
Excel Trust, Inc.	5,867	67,294
Extra Space Storage, Inc.	3,100	50,220
FelCor Lodging Trust, Inc. (a) (b)	333,469	2,050,834
First Potomac Realty Trust	45,441	748,868
Getty Realty Corporation	15,561	443,644
Glimcher Realty Trust	49,720	373,397
Government Properties Income Trust	22,900	611,201
Gramercy Capital Corporation (a)	235,264	526,991
Hersha Hospitality Trust (b)	476,395	2,906,010
Highwoods Properties, Inc.	300	9,939
Hospitality Properties Trust (b)	193,740	4,419,209
Inland Real Estate Corporation	50,700	440,583
Invesco Mortgage Capital, Inc.	40,152	866,882
Investors Real Estate Trust	131,676	1,158,749
Kite Realty Group Trust	79,488	379,953
LaSalle Hotel Properties	5,800	137,402
LTC Properties, Inc. (b)	25,383	706,917
Mack-Cali Realty Corporation (b)	106,100	3,562,838
MFA Financial, Inc.	24,900	196,959
Mid-America Apartment Communities, Inc.	1,200	73,236
Monmouth Real Estate Investment Corporation - Class A	17,771	146,078
MPG Office Trust, Inc. (a)	147,400	399,454
New York Mortgage Trust, Inc.	100	636
Newcastle Investment Corporation (a)	161,345	629,246
Northstar Realty Finance Corporation	50,607	226,719
One Liberty Properties, Inc.	4,132	65,947
Pebblebrook Hotel Trust (a)	25,193	493,531
PS Business Parks, Inc.	500	29,630
RAIT Financial Trust (a)	515,716	866,403
Ramco-Gershenson Properties Trust	32,900	380,982
Rayonier, Inc.	1,900	99,180
Resource Capital Corporation (b)	117,304	742,534
Retail Opportunity Investments Corporation	21,200	203,520

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Financials - 14.8% (Continued)
Real Estate Investment Trusts - 4.7% (Continued)
Saul Centers, Inc. (b)	77,753	$3,318,498
Senior Housing Properties Trust (b)	152,800	3,650,392
Sovran Self Storage, Inc.	16,535	646,022
Starwood Property Trust, Inc.	32,800	662,888
Strategic Hotels & Resorts, Inc. (a)	132,839	604,417
Two Harbors Investment Corporation	19,349	178,398
UMH Properties, Inc.	73	773
Universal Health Realty Income Trust	6,706	249,128
Urstadt Biddle Properties, Inc. - Class A	7,700	147,917
U-Store-It Trust	179,300	1,543,773
Vestin Realty Mortgage II, Inc. (a)	100	158
Weyerhaeuser Company	1,600	25,952
Winthrop Realty Trust	44,660	607,376
		53,687,455
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions, S.A. (a) (b)	32,748	856,688
Avatar Holdings, Inc. (a)	100	1,824
Brookfield Properties Corporation	15,300	266,067
CB Richard Ellis Group, Inc. - Class A (a)	2,900	53,215
FirstService Corporation (a)	1,570	39,752
Forestar Group, Inc. (a)	11,015	188,357
Hudson Pacific Properties, Inc.	9,882	158,112
MI Developments, Inc.	35,173	510,360
Tejon Ranch Company (a)	12,390	275,801
		2,350,176
Thrifts & Mortgage Finance - 0.6%
Abington Bancorp, Inc.	1,661	17,839
America First Tax Exempt Investors, L.P.	16,722	91,971
Bank Mutual Corporation	1,900	9,158
Beneficial Mutual Bancorp, Inc. (a)	33,473	245,692
Brookline Bancorp, Inc.	400	3,896
Capitol Federal Financial	14,458	338,317
Doral Financial Corporation (a)	137,736	206,604
ESB Financial Corporation	1,934	27,830
ESSA Bancorp, Inc.	7	89
Federal National Mortgage Association (a)	64,627	24,752
First Financial Holdings, Inc.	781	8,162
Flagstar Bancorp, Inc. (a)	204,583	265,958
Flushing Financial Corporation	20,400	268,260
Fox Chase Bancorp, Inc. (a)	52	507
Freddie Mac (a)	26,853	10,526
Home Federal Bancorp, Inc.	6,600	79,464
NewAlliance Bancshares, Inc. (b)	55,200	711,528
Northwest Bancshares, Inc.	1,700	19,278
OceanFirst Financial Corporation	1,000	11,940
Ocwen Financial Corporation (a) (b)	13,800	119,094
Oritani Financial Corporation (b)	33,324	353,568
PMI Group, Inc. (The) (a)	219,203	734,330
Provident New York Bancorp	700	6,209

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Financials - 14.8% (Continued)
Thrifts & Mortgage Finance - 0.6% (Continued)
Radian Group, Inc.	22,420	$170,168
Roma Financial Corporation	100	991
Territorial Bancorp, Inc.	600	10,182
TFS Financial Corporation	15,200	133,000
United Financial Bancorp, Inc.	3,200	43,328
ViewPoint Financial Group (b)	43,404	416,678
Washington Federal, Inc. (b)	148,300	2,228,949
WSFS Financial Corporation	6,119	238,886
		6,797,154
Health Care - 9.9%
Biotechnology - 1.7%
AEterna Zentaris, Inc. (a)	226,502	285,393
Affymax, Inc. (a) (b)	116,475	590,528
Alexion Pharmaceuticals, Inc. (a)	500	34,150
Alkermes, Inc. (a)	61,001	705,782
AMAG Pharmaceuticals, Inc. (a)	17,949	285,569
Antigenics, Inc. (a)	300	270
Ariad Pharmaceuticals, Inc. (a)	33,299	122,540
ArQule, Inc. (a)	139,860	772,027
Array BioPharma, Inc. (a)	82,658	267,812
Athersys, Inc. (a)	13,439	38,704
Aveo Pharmaceuticals, Inc. (a)	13,050	198,360
Celera Corporation (a)	161,213	918,914
Celldex Therapeutics, Inc. (a)	270,515	1,203,792
Cepheid (a)	4,641	97,647
Cleveland Biolabs, Inc. (a)	134,037	896,708
Codexis, Inc. (a)	300	3,072
Cubist Pharmaceuticals, Inc. (a) (b)	4,900	114,072
Cyclacel Pharmaceuticals, Inc. (a)	31,100	51,004
Cytokinetics, Inc. (a)	8,262	21,812
CytRx Corporation (a)	679	587
DARA BioSciences, Inc. (a)	100	233
Dyax Corporation (a)	225,354	543,103
Dynavax Technologies Corporation (a)	158,443	288,366
Emergent BioSolutions, Inc. (a)	7,352	132,857
Enzon Pharmaceuticals, Inc. (a)	25,210	283,613
Exelixis, Inc. (a)	221,767	989,081
Genzyme Corporation (a)	300	21,639
Geron Corporation (a)	326,490	1,821,814
Halozyme Therapeutics, Inc. (a)	100,660	737,838
Idenix Pharmaceuticals, Inc. (a)	56,860	246,204
ImmunoGen, Inc. (a)	3,865	31,770
Inovio Pharmaceuticals, Inc. (a)	55,053	62,210
Insmed, Inc. (a)	5,188	3,782
Ironwood Pharmaceuticals, Inc. (a)	40,686	455,276
Lexicon Pharmaceuticals, Inc. (a)	163,055	288,607
Maxygen, Inc. (a)	6,400	41,024
Micromet, Inc. (a)	23,066	172,764
Neurocrine Biosciences, Inc. (a) (b)	79,474	646,918

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Health Care - 9.9% (Continued)
Biotechnology - 1.7% (Continued)
NPS Pharmaceuticals, Inc. (a)	127,503	$794,344
Oncolytics Biotech, Inc. (a)	4,990	22,705
Oncothyreon, Inc. (a)	1,700	5,848
Onyx Pharmaceuticals, Inc. (a)	2,120	56,880
OPKO Health, Inc. (a)	75,132	207,364
PDL BioPharma, Inc.	43,474	227,369
Peregrine Pharmaceuticals, Inc. (a)	141,384	214,904
Pharmasset, Inc. (a)	7,000	262,500
PharmAthene, Inc. (a)	15,000	52,650
Poniard Pharmaceuticals, Inc. (a)	1,680	895
QLT, Inc. (a)	57,884	324,729
Regeneron Pharmaceuticals, Inc. (a)	21,818	569,013
Sangamo Biosciences, Inc. (a)	55,008	204,630
SciClone Pharmaceuticals, Inc. (a)	112,277	378,373
Seattle Genetics, Inc. (a)	19,500	319,605
Sinovac Biotech Ltd. (a)	154,027	622,269
StemCells, Inc. (a)	371	330
Synta Pharmaceuticals Corporation (a)	2,943	10,889
Targacept, Inc. (a) (b)	16,287	403,266
United Therapeutics Corporation (a)	5,600	336,000
Vical, Inc. (a)	221,189	477,768
YM BioSciences, Inc. (a)	52,283	106,134
Zalicus, Inc. (a)	61,762	80,291
		19,054,598
Health Care Equipment & Supplies - 1.8%
Accuray, Inc. (a)	35,900	236,222
AGA Medical Holdings, Inc. (a)	9,226	191,439
Align Technology, Inc. (a) (b)	8,000	136,240
Alimera Sciences, Inc. (a)	187	2,010
Alphatec Holdings, Inc. (a)	303,549	661,737
American Medical Systems Holdings, Inc. (a)	5,700	115,140
Analogic Corporation	4,722	215,465
AngioDynamics, Inc. (a) (b)	54,079	769,003
Antares Pharma, Inc. (a)	34	50
Atrion Corporation	5	814
Beckman Coulter, Inc.	18,600	990,264
Cantel Medical Corporation	1,400	25,928
CryoLife, Inc. (a) (b)	137,624	887,675
Cyberonics, Inc. (a)	4,600	126,546
DENTSPLY International, Inc.	700	21,973
DexCom, Inc. (a)	23,127	317,996
DynaVox, Inc. (a)	15,137	84,767
Endologix, Inc. (a)	15,263	84,404
GenMark Diagnostics, Inc. (a)	8,745	42,851
Gen-Probe, Inc. (a)	3,200	154,976
Given Imaging Ltd. (a)	43,830	763,080
Hansen Medical, Inc. (a)	182,897	312,754
HeartWare International, Inc. (a)	1,630	111,394
Hologic, Inc. (a)	2,180	34,924

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Health Care - 9.9% (Continued)
Health Care Equipment & Supplies - 1.8% (Continued)
IDEXX Laboratories, Inc. (a)	960	$57,562
Immucor, Inc. (a)	89,900	1,564,260
IRIS International, Inc. (a)	3,579	33,142
Medical Action Industries, Inc. (a)	30,955	307,074
Merit Medical Systems, Inc. (a)	33,017	521,999
MISONIX, INC. (a)	100	230
Natus Medical, Inc. (a)	31,822	416,868
Neogen Corporation (a)	4,200	140,364
NxStage Medical, Inc. (a)	22,428	452,148
Orthofix International N.V. (a)	12,642	354,102
Orthovita, Inc. (a)	300,527	655,149
Osteotech, Inc. (a)	95,844	622,028
Otix Global, Inc. (a)	2,900	31,755
Palomar Medical Technologies, Inc. (a)	22,715	240,325
Rochester Medical Corporation (a)	700	7,630
RTI Biologics, Inc. (a)	38,370	94,774
Shamir Optical Industry Ltd.	5,500	80,795
Sirona Dental Systems, Inc. (a) (b)	45,976	1,730,996
Spectranetics Corporation (The) (a)	18,212	85,596
STAAR Surgical Company (a)	1,277	6,730
Symmetry Medical, Inc. (a)	106,731	944,569
Synergetics USA, Inc. (a)	2,900	10,005
Teleflex, Inc. (b)	62,438	3,480,918
TomoTherapy, Inc. (a)	171,891	656,624
Vascular Solutions, Inc. (a)	14,090	152,595
Vermillion, Inc. (a)	2,955	14,952
Volcano Corporation (a)	19,500	476,190
Wright Medical Group, Inc. (a)	12,300	164,082
Young Innovations, Inc.	249	6,915
Zoll Medical Corporation (a)	19,075	620,510
		20,218,539
Health Care Providers & Services - 3.2%
Accretive Health, Inc. (a)	19,437	209,531
Addus HomeCare Corporation (a)	100	304
Alliance HealthCare Services, Inc. (a) (b)	178,934	705,000
Almost Family, Inc. (a)	18,465	637,596
America Service Group, Inc.	10,598	162,149
AmerisourceBergen Corporation	100	3,282
AMN Healthcare Services, Inc. (a)	122,330	648,349
AmSurg Corporation (a)	34,738	628,063
Assisted Living Concepts, Inc. - Class A (a)	5,312	171,312
Cardinal Health, Inc.	100	3,469
CardioNet, Inc. (a) (b)	119,456	609,226
Catalyst Health Solutions, Inc. (a) (b)	17,698	669,869
Centene Corporation (a)	15,800	352,656
Chindex International, Inc. (a) (b)	23,981	324,703
Clarient, Inc. (a)	36,298	181,127
Community Health Systems, Inc. (a)	31,700	953,536
Continucare Corporation (a) (b)	244,179	1,098,806

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Health Care - 9.9% (Continued)
Health Care Providers & Services - 3.2% (Continued)
Corvel Corporation (a) (b)	22,097	$989,946
Coventry Health Care, Inc. (a) (b)	161,900	3,791,698
Cross Country Healthcare, Inc. (a)	4,271	31,178
DaVita, Inc. (a)	500	35,875
Emdeon, Inc. - Class A (a)	24,407	332,667
Ensign Group, Inc. (The) (b)	20,814	390,679
Five Star Quality Care, Inc. (a) (b)	138,461	751,843
Genoptix, Inc. (a)	48,266	821,487
Hanger Orthopedic Group, Inc. (a)	36,042	674,706
Health Management Associates, Inc. - Class A (a)	120,980	969,050
Health Net, Inc. (a) (b)	141,317	3,800,014
HealthSpring, Inc. (a)	24,000	700,560
Healthways, Inc. (a) (b)	96,836	1,014,841
LCA-Vision, Inc. (a)	43,922	305,697
LifePoint Hospitals, Inc. (a)	4,930	167,226
McKesson Corporation	100	6,598
MedCath Corporation (a)	28,444	281,880
Metropolitan Health Networks, Inc. (a)	22,688	96,197
Molina Healthcare, Inc. (a) (b)	13,837	358,655
National Healthcare Corporation	2,270	82,651
National Research Corporation	200	5,626
NightHawk Radiology Holdings, Inc. (a)	179,493	1,150,550
Owens & Minor, Inc.	13,900	395,872
PDI, Inc. (a)	2,400	21,048
PharMerica Corporation (a)	64,701	649,598
Providence Service Corporation (The) (a) (b)	116,017	1,906,159
Psychiatric Solutions, Inc. (a)	64,493	2,173,414
RadNet, Inc. (a)	211	456
RehabCare Group, Inc. (a) (b)	22,921	509,534
Res-Care, Inc. (a) (b)	114,288	1,512,030
Rural/Metro Corporation (a) (b)	25,966	223,827
Skilled Healthcare Group, Inc. - Class A (a) (b)	120	450
SRI/Surgical Express, Inc. (a)	200	623
Sun Healthcare Group, Inc. (a) (b)	297,426	2,828,521
Sunrise Senior Living, Inc. (a) (b)	173,271	594,320
Team Health Holdings, Inc. (a)	31,042	414,411
Tenet Healthcare Corporation (a)	42,602	185,745
Triple-S Management Corporation (a)	17,103	288,528
U.S. Physical Therapy, Inc. (a)	13,647	256,154
Universal Health Services, Inc. - Class B	900	37,143
VCA Antech, Inc. (a)	18,263	377,496
WellPoint, Inc. (a)	100	5,434
		36,499,365
Health Care Technology - 0.6%
A.D.A.M., Inc. (a)	77,198	559,686
Allscripts-Misys Healthcare Solutions, Inc. (a)	5,440	103,850
Computer Programs & Systems, Inc.	8,300	379,061
HealthStream, Inc. (a)	17,734	113,498
iCad, Inc. (a)	700	1,022

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Health Care - 9.9% (Continued)
Health Care Technology - 0.6% (Continued)
Medidata Solutions, Inc. (a)	22,896	$426,552
Merge Healthcare, Inc. (a)	163,385	545,706
Omnicell, Inc. (a) (b)	72,755	1,016,387
SXC Health Solutions Corporation (a) (b)	92,700	3,611,592
Transcend Services, Inc. (a)	5,272	91,838
Vital Images, Inc. (a)	3,121	41,509
		6,890,701
Life Sciences Tools & Services - 0.9%
Accelrys, Inc. (a)	16,832	122,032
Affymetrix, Inc. (a)	4,914	22,015
Bio-Rad Laboratories, Inc. - Class A (a)	6,048	548,070
Bruker Corporation (a) (b)	130,928	1,962,611
Charles River Laboratories International, Inc. (a)	1,080	35,391
Compugen Ltd. (a)	100	462
Dionex Corporation (a)	500	44,615
Enzo Biochem, Inc. (a)	84,125	362,579
eResearchTechnology, Inc. (a)	34,686	264,307
Harvard Bioscience, Inc. (a)	9,507	37,457
Illumina, Inc. (a)	500	27,155
Kendle International, Inc. (a)	23,609	215,078
Luminex Corporation (a)	2,918	52,553
MDS, Inc. (a)	103,299	1,150,751
MEDTOX Scientific, Inc. (a)	100	1,173
Parexel International Corporation (a)	4,300	92,450
PerkinElmer, Inc. (b)	159,944	3,750,687
Pharmaceutical Product Development, Inc.	52,500	1,355,025
pSivida Corporation (a)	17,105	100,235
PURE Bioscience (a)	12,941	31,835
Qiagen N.V. (a)	1,700	31,977
Techne Corporation	6,251	380,811
Waters Corporation (a)	100	7,413
		10,596,682
Pharmaceuticals - 1.7%
Adolor Corporation (a)	400	496
Aegerion Pharmaceuticals, Inc. (a)	4,205	45,834
Akorn, Inc. (a)	132,449	592,047
Allergan, Inc.	300	21,723
Angiotech Pharmaceuticals, Inc. (a)	1,600	811
Caraco Pharmaceutical Laboratories Ltd. (a)	1,900	9,804
Cardiome Pharma Corporation (a)	116,857	591,296
Cornerstone Therapeutics, Inc. (a)	12,060	75,496
CPEX Pharmaceuticals, Inc. (a)	27	648
Cypress Bioscience, Inc. (a)	172,719	689,149
DepoMed, Inc. (a)	71,003	347,205
DURECT Corporation (a)	74,421	198,704
Endo Pharmaceuticals Holdings, Inc. (a)	4,000	146,960
Eurand N.V. (a) (b)	28,532	312,711
Forest Laboratories, Inc. (a)	400	13,220
Impax Laboratories, Inc. (a) (b)	158,719	2,990,266

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Health Care - 9.9% (Continued)
Pharmaceuticals - 1.7% (Continued)
Inspire Pharmaceuticals, Inc. (a)	118,715	$831,005
ISTA Pharmaceuticals, Inc. (a)	43,270	186,926
Jazz Pharmaceuticals, Inc. (a) (b)	53,133	564,804
King Pharmaceuticals, Inc. (a) (b)	380,090	5,374,473
K-V Pharmaceutical Company (a)	157,411	366,768
Labopharm, Inc. (a)	6,559	6,887
MAP Pharmaceuticals, Inc. (a)	3,705	56,427
Matrixx Initiatives, Inc. (a)	6,411	34,363
Medicines Company (The) (a) (b)	191,785	2,449,094
Medicis Pharmaceutical Corporation - Class A	2,730	81,217
Obagi Medical Products, Inc. (a)	5,541	63,223
Par Pharmaceutical Companies, Inc. (a) (b)	19,400	630,694
Penwest Pharmaceuticals Company (a) (b)	152,403	762,015
POZEN, Inc. (a) (b)	8,004	53,227
Repros Therapeutics, Inc. (a)	13,963	18,291
Santarus, Inc. (a)	154,250	482,802
SuperGen, Inc. (a)	298,785	830,622
Tianyin Pharmaceutical Company, Inc.	51,758	171,837
Valeant Pharmaceuticals International, Inc.	1,500	41,415
ViroPharma, Inc. (a)	18,549	303,462
Watson Pharmaceuticals, Inc. (a)	500	23,325
		19,369,247
Industrials - 15.4%
Aerospace & Defense - 1.7%
AAR Corporation (a)	20,300	447,412
Alliant Techsystems, Inc. (a)	15,120	1,152,749
Applied Signal Technology, Inc.	32,529	1,091,673
Astronics Corporation (a)	3,251	67,784
BE Aerospace, Inc. (a) (b)	145,700	5,355,932
Ceradyne, Inc. (a) (b)	12,278	292,339
Cubic Corporation	14,528	632,985
Ducommun, Inc.	10,179	218,543
Elbit Systems Ltd.	728	39,407
Esterline Technologies Corporation (a)	2,600	157,144
GeoEye, Inc. (a)	39,975	1,769,693
Goodrich Corporation	200	16,414
HEICO Corporation - Class A	700	25,998
Hexcel Corporation (a)	5,500	97,735
Kratos Defense & Security Solutions, Inc. (a)	10,950	124,830
Ladish Company, Inc. (a)	10,994	351,698
LMI Aerospace, Inc. (a) (b)	39,564	646,080
MOOG, Inc. - Class A (a)	200	7,520
Orbital Sciences Corporation (a)	99,525	1,616,286
Spirit AeroSystems Holdings, Inc. - Class A (a) (b)	76,400	1,653,296
Sypris Solutions, Inc. (a)	3	10
TransDigm Group, Inc. (a) (b)	63,560	4,212,121
Triumph Group, Inc.	800	66,872
		20,044,521

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Industrials - 15.4% (Continued)
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a) (b)	465,854	$3,130,539
C.H. Robinson Worldwide, Inc.	400	28,192
Dynamex, Inc. (a)	36,526	772,160
Expeditors International of Washington, Inc.	400	19,744
Express-1 Expedited Solutions, Inc. (a)	23,419	57,376
Forward Air Corporation	15,222	409,167
Park-Ohio Holdings Corporation (a)	200	3,178
		4,420,356
Airlines - 0.4%
AirTran Holdings, Inc. (a)	20,738	153,461
Alaska Air Group, Inc. (a)	3,509	185,275
Copa Holdings, S.A. - Class A (b)	60,517	3,070,027
ExpressJet Holdings, Inc. (a)	24,583	165,444
Hawaiian Holdings, Inc. (a)	103,739	759,370
Pinnacle Airlines Corporation (a)	1,178	6,785
SkyWest, Inc. (b)	13,692	207,571
US Airways Group, Inc. (a)	3,180	37,492
		4,585,425
Building Products - 0.2%
Ameron International Corporation	6,150	422,874
Armstrong World Industries, Inc. (a)	1,200	50,100
Gibraltar Industries, Inc. (a)	40,144	366,515
Griffon Corporation (a)	10,600	124,974
Lennox International, Inc.	5,700	233,757
Masco Corporation	6,000	63,960
NCI Building Systems, Inc. (a)	9,800	97,118
Patrick Industries, Inc. (a)	288	556
PGT, Inc. (a)	3,000	6,300
Quanex Building Products Corporation	11,801	212,654
Universal Forest Products, Inc.	26,966	812,755
USG Corporation (a)	6,240	79,123
		2,470,686
Commercial Services & Supplies - 1.3%
Alexco Resource Corporation (a)	108,952	675,502
American Reprographics Company (a)	26,500	188,680
APAC Customer Services, Inc. (a)	66,092	401,178
Brink's Company (The)	12,800	302,080
Cenveo, Inc. (a) (b)	81,221	446,715
Clean Harbors, Inc. (a) (b)	32,921	2,320,930
Consolidated Graphics, Inc. (a)	12,620	587,461
Copart, Inc. (a) (b)	42,121	1,426,217
Corrections Corporation of America (a)	600	15,402
Courier Corporation	394	5,831
Covanta Holding Corporation	18,000	284,040
Deluxe Corporation	17,000	347,480
EnergySolutions, Inc.	202,086	947,783
Ennis, Inc.	28,567	515,349
Fuel Tech, Inc. (a)	1,430	8,709
G&K Services, Inc.	2,700	66,744

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Industrials - 15.4% (Continued)
Commercial Services & Supplies - 1.3% (Continued)
Geo Group, Inc. (The) (a)	5,400	$138,510
Higher One Holdings, Inc. (a)	12,200	213,012
IESI-BFC Ltd.	1,700	39,746
KAR Auction Services, Inc. (a)	38,253	492,699
Knoll, Inc.	17,100	259,407
M&F Worldwide Corporation (a) (b)	42,452	1,141,110
Metalico, Inc. (a)	100,243	435,055
Multi-Color Corporation	5,944	94,807
Perma-Fix Environmental Services, Inc. (a)	400	672
Republic Services, Inc.	200	5,962
Rollins, Inc.	700	18,235
Schawk, Inc. (b)	65,405	1,270,165
Standard Parking Corporation (a)	17	291
Stericycle, Inc. (a)	300	21,522
Sykes Enterprises, Inc. (a)	24,620	408,938
Team, Inc. (a)	19,310	383,110
Tetra Tech, Inc. (a)	3,000	63,180
UniFirst Corporation	6,598	303,706
US Ecology, Inc.	26,509	429,976
Viad Corp	17,360	346,506
Waste Connections, Inc.	300	12,222
		14,618,932
Construction & Engineering - 1.8%
AECOM Technology Corporation (a) (b)	97,400	2,580,126
Argan, Inc. (a)	700	5,929
Chicago Bridge & Iron Company N.V. (a) (b)	116,310	2,932,175
Dycom Industries, Inc. (a)	108,178	1,157,505
Fluor Corporation	300	14,457
Furmanite Corporation (a)	30,656	176,272
Great Lakes Dredge & Dock Corporation (b)	609,407	3,772,230
KBR, Inc. (b)	5,810	147,574
KHD Humboldt Wedag International AG	21,481	191,354
Layne Christensen Company (a)	24,030	671,398
MasTec, Inc. (a)	93,080	1,135,576
Michael Baker Corporation (a)	1,363	44,543
Primoris Services Corporation	4,200	31,626
Quanta Services, Inc. (a)	1,000	19,660
Shaw Group, Inc. (The) (a) (b)	90,600	2,768,736
Sterling Construction Company, Inc. (a)	8,940	109,068
Tutor Perini Corporation (a) (b)	78,730	1,827,323
URS Corporation (a) (b)	79,170	3,082,088
		20,667,640
Electrical Equipment - 1.3%
Advanced Battery Technologies, Inc. (a)	25,179	99,457
AMETEK, Inc.	300	16,215
AZZ, Inc.	11,001	408,577
Babcock & Wilcox Company (The) (a) (b)	52,575	1,199,762
Broadwind Energy, Inc. (a)	72,176	137,134
China Electric Motor, Inc. (a)	10,919	53,612

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Industrials - 15.4% (Continued)
Electrical Equipment - 1.3% (Continued)
Emerson Electric Company	300	$16,470
Franklin Electric Company, Inc.	14,500	523,595
FuelCell Energy, Inc. (a)	326,048	371,695
Fushi Copperweld, Inc. (a)	43,271	402,420
Generac Holdings, Inc. (a)	21,746	294,223
General Cable Corporation (a)	600	16,764
Global Power Equipment Group, Inc. (a)	1,900	32,357
Highpower International, Inc. (a)	13,633	56,304
Hubbell, Inc. - Class B (b)	70,322	3,798,794
Jinpan International Ltd.	48,999	661,487
LGL Group, Inc. (a)	230	5,971
Lihua International, Inc. (a)	59,832	638,407
LSI Industries, Inc.	2,300	21,275
New Energy Systems Group (a)	3,400	21,420
Nexxus Lighting, Inc. (a)	461	1,222
Polypore International, Inc. (a) (b)	78,425	2,609,200
Powell Industries, Inc. (a)	2,432	75,052
Regal-Beloit Corporation	300	17,313
Rockwell Automation, Inc.	500	31,185
Sensata Technologies Holding N.V. (a)	398	9,214
Thomas & Betts Corporation (a) (b)	83,000	3,614,650
Ultralife Corporation (a)	400	2,100
Vicor Corporation	10,246	182,481
		15,318,356
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	28,300	992,481
Raven Industries, Inc.	3,471	142,728
Seaboard Corporation	95	176,135
Standex International Corporation	7,898	212,693
Textron, Inc.	100	2,082
Tredegar Corporation	18,042	348,030
		1,874,149
Machinery - 4.2%
3D Systems Corporation (a)	1,602	41,396
AGCO Corporation (a)	3,600	152,892
Alamo Group, Inc. (b)	40,338	968,112
Altra Holdings, Inc. (a) (b)	19,378	286,794
American Railcar Industries, Inc. (a)	64,209	989,461
Ampco-Pittsburgh Corporation	10,966	283,471
Barnes Group, Inc.	23,960	435,832
Blount International, Inc. (a)	32,700	490,500
Cascade Corporation	13,714	485,339
Caterpillar, Inc.	200	15,720
Chart Industries, Inc. (a)	31,311	729,546
China Yuchai International Ltd. (b)	39,881	1,021,751
CIRCOR International, Inc.	19,163	672,238
Colfax Corporation (a)	13,445	216,061
Columbus McKinnon Corporation (a)	29,674	521,076
Commercial Vehicle Group, Inc. (a) (b)	61,080	820,304

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Industrials - 15.4% (Continued)
Machinery - 4.2% (Continued)
Crane Company (b)	84,962	$3,250,646
Deere & Company	300	23,040
Douglas Dynamics, Inc.	1,469	21,183
Duoyuan Printing, Inc. (a)	34,534	85,299
Dynamic Materials Corporation	6,627	102,917
Eaton Corporation	300	26,649
ESCO Technologies, Inc.	5,210	178,599
Federal Signal Corporation	71,197	402,263
Flow International Corporation (a)	200	528
Flowserve Corporation	400	40,000
Force Protection, Inc. (a)	104,529	586,408
Gardner Denver, Inc. (b)	27,254	1,575,826
Graham Corporation	200	3,394
Greenbrier Companies, Inc. (The) (a) (b)	140,123	2,550,239
Hardinge, Inc.	5,333	42,557
Harsco Corporation (b)	35,213	816,237
Hawk Corporation - Class A (a)	2,307	114,958
Hurco Companies, Inc. (a)	2,781	51,170
IDEX Corporation (b)	58,135	2,097,511
John Bean Technologies Corporation	16,132	275,857
Joy Global, Inc.	1,500	106,425
Kadant, Inc. (a)	10,187	200,276
Kaydon Corporation	9,800	341,726
Kennametal, Inc. (b)	26,500	904,710
L.B. Foster Company - Class A (a)	4,485	148,095
Lindsay Corporation	2,682	154,617
Lydall, Inc. (a)	2,865	21,287
Manitowoc Company, Inc. (The)	1,500	16,710
Met-Pro Corporation	200	2,258
Miller Industries, Inc.	1,310	17,633
Mueller Industries, Inc.	25,860	760,284
Mueller Water Products, Inc. - Class A	287,516	868,298
NACCO Industries, Inc. - Class A (b)	16,731	1,660,719
Navistar International Corporation (a) (b)	86,300	4,157,934
NN, Inc. (a)	42,200	351,104
Pall Corporation	2,400	102,408
Parker-Hannifin Corporation	100	7,655
Pentair, Inc.	1,120	36,658
Portec Rail Products, Inc.	100	1,160
RBC Bearings, Inc. (a)	3,284	109,423
Robbins & Myers, Inc.	7,023	203,878
Sauer-Danfoss, Inc. (a) (b)	183,729	4,062,248
SmartHeat, Inc. (a)	32,789	212,801
Snap-on, Inc. (b)	30,600	1,560,600
SPX Corporation (b)	43,200	2,896,992
Tecumseh Products Company - Class A (a)	4,322	55,970
Tennant Company	3,365	112,896
Thermadyne Holdings Corporation (a) (b)	53,355	804,593
Timken Company (b)	800	33,136

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Industrials - 15.4% (Continued)
Machinery - 4.2% (Continued)
Titan International, Inc.	1,700	$25,789
Trimas Corporation (a) (b)	138,468	2,191,948
Trinity Industries, Inc.	2,600	59,098
Twin Disc, Inc. (b)	38,096	775,635
WABCO Holdings, Inc. (a) (b)	88,696	4,117,268
Westport Innovations, Inc. (a)	22,988	416,543
Xerium Technologies, Inc. (a)	26,142	339,585
		48,214,134
Marine - 0.9%
Baltic Trading Ltd.	52,692	595,946
Diana Shipping, Inc. (a)	80,800	1,102,920
DryShips, Inc. (a)	3,460	14,255
Genco Shipping & Trading Ltd. (a) (b)	130,100	2,153,155
Horizon Lines, Inc.	96,399	415,480
International Shipholding Corporation (b)	52,175	1,459,335
Navios Maritime Acquisition Corporation (a)	7,260	39,567
Navios Maritime Holdings, Inc.	158,698	950,601
Navios Maritime Partners, L.P. (b)	29,117	549,729
OceanFreight, Inc. (a)	102	101
Paragon Shipping, Inc.	223,394	833,259
Safe Bulkers, Inc. (b)	106,906	903,356
Seaspan Corporation (b)	54,147	729,360
Star Bulk Carriers Corporation	34,600	101,032
		9,848,096
Professional Services - 0.7%
Acacia Research Corporation (a)	103,944	2,766,989
Administaff, Inc.	2,877	75,406
CBIZ, Inc. (a)	3,955	23,414
CDI Corporation	34,349	492,221
Corporate Executive Board Company (The)	18,200	568,568
Dolan Company (The) (a)	19,300	206,510
Exponent, Inc. (a)	893	28,505
Heidrick & Struggles International, Inc. (b)	23,651	508,024
Huron Consulting Group, Inc. (a)	2,700	53,757
ICF International, Inc. (a)	9,428	241,545
IHS, Inc. - Class A (a)	300	21,672
Kforce, Inc. (a)	40,904	613,969
Korn/Ferry International (a)	28,300	498,929
Mistras Group, Inc. (a)	31,164	336,260
Navigant Consulting, Inc. (a)	15,516	141,971
Odyssey Marine Exploration, Inc. (a)	1,100	2,442
On Assignment, Inc. (a)	1,600	9,040
SFN Group, Inc. (a)	85,511	648,173
TrueBlue, Inc. (a)	27,422	385,279
Volt Information Sciences, Inc. (a) (b)	26,721	215,906
		7,838,580
Road & Rail - 0.8%
AMERCO (a) (b)	12,815	1,054,931
Arkansas Best Corporation	1,000	25,330

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Industrials - 15.4% (Continued)
Road & Rail - 0.8% (Continued)
Avis Budget Group, Inc. (a)	1,200	$13,932
Celadon Group, Inc. (a) (b)	45,682	592,496
Covenant Transportation Group, Inc. (a) (b)	4,210	30,817
Heartland Express, Inc.	6,500	96,915
Kansas City Southern (a)	1,000	43,820
Knight Transportation, Inc. (b)	58,300	1,041,821
Landstar System, Inc. (b)	43,423	1,633,573
Marten Transport Ltd.	19,788	420,297
RailAmerica, Inc. (a)	66,751	774,312
Roadrunner Transportation Systems, Inc. (a)	29,688	356,256
Ryder System, Inc.	78,900	3,451,875
Saia, Inc. (a)	12,227	177,047
Vitran Corporation, Inc. (a)	5,070	56,733
Werner Enterprises, Inc.	1,400	29,848
		9,800,003
Trading Companies & Distributors - 1.3%
Aceto Corporation	26,368	194,332
Aircastle Ltd. (b)	461,880	4,253,915
Beacon Roofing Supply, Inc. (a)	7,800	115,128
CAI International, Inc. (a) (b)	61,564	1,015,806
DXP Enterprises, Inc. (a) (b)	30,798	586,394
Grainger (W.W.), Inc.	200	24,806
H&E Equipment Services, Inc. (a)	3,886	37,772
Interline Brands, Inc. (a)	12,253	246,162
Kaman Corporation	14,101	380,022
Lawson Products, Inc.	267	4,921
RSC Holdings, Inc. (a) (b)	298,002	2,407,856
TAL International Group, Inc.	26,951	755,167
United Rentals, Inc. (a) (b)	260,700	4,898,553
		14,920,834
Transportation Infrastructure - 0.2%
Aegean Marine Petroleum Network, Inc.	19,600	313,796
China Infrastructure Investment Corporation (a)	2,616	1,510
Macquarie Infrastructure Company, LLC (a)	85,878	1,552,674
		1,867,980
Information Technology - 18.2%
Communications Equipment - 2.7%
ADC Telecommunications, Inc. (a)	141,716	1,798,376
Alvarion Ltd. (a)	225,636	622,755
Anaren, Inc. (a)	6,171	103,241
Bel Fuse, Inc. - Class B	923	21,054
Black Box Corporation	1,867	61,984
Blue Coat Systems, Inc. (a) (b)	27,420	739,517
Brocade Communications Systems, Inc. (a)	73,632	465,354
Calix, Inc. (a)	30,026	379,529
Ceragon Networks Ltd. (a)	71,061	785,935
Cogo Group, Inc. (a)	98,003	745,803
Comtech Telecommunications Corporation (b)	61,754	1,903,258
Digi International, Inc. (a)	4,900	47,334

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Information Technology - 18.2% (Continued)
Communications Equipment - 2.7% (Continued)
DragonWave, Inc. (a)	24,251	$196,918
EchoStar Corporation - Class A (a) (b)	89,590	1,899,308
Emcore Corporation (a)	39,250	49,455
EMS Technologies, Inc. (a)	11,244	200,593
Emulex Corporation (a)	38,770	441,978
Extreme Networks, Inc. (a)	193,136	616,104
Finisar Corporation (a)	13,200	224,532
Globecomm Systems, Inc. (a)	200	1,790
Harmonic, Inc. (a)	136,860	955,283
Hughes Communications, Inc. (a) (b)	6,382	181,185
Infinera Corporation (a) (b)	135,523	1,109,933
Ixia (a) (b)	122,609	1,918,831
JDS Uniphase Corporation (a) (b)	105,960	1,113,640
Juniper Networks, Inc. (a)	400	12,956
KVH Industries, Inc. (a)	20,879	293,141
Loral Space & Communications, Inc. (a)	6,134	341,234
NETGEAR, Inc. (a)	14,600	449,826
Occam Networks, Inc. (a)	75,323	555,130
Oclaro, Inc. (a) (b)	138,000	1,160,580
Oplink Communications, Inc. (a)	26,222	458,361
Orckit Communications Ltd. (a)	438	1,507
Plantronics, Inc.	5,800	208,104
Radware Ltd. (a)	18,262	645,927
SeaChange International, Inc. (a)	2,153	17,310
ShoreTel, Inc. (a)	33,666	210,749
Sierra Wireless, Inc. (a)	66,431	801,822
Silicom Ltd. (a)	2,400	36,840
Sonus Networks, Inc. (a) (b)	1,480,083	4,603,058
Sycamore Networks, Inc. (b)	48,619	1,482,393
Tekelec (a)	63,000	820,260
Tellabs, Inc.	38,351	261,554
ViaSat, Inc. (a) (b)	37,694	1,551,862
Westell Technologies, Inc. - Class A (a)	88,735	259,994
ZST Digital Networks, Inc. (a)	31,348	234,483
		30,990,781
Computers & Peripherals - 1.2%
ActivIdentity Corporation (a)	76,100	245,803
ADPT Corporation (a)	112,325	335,852
Compellent Technologies, Inc. (a)	89,500	2,261,665
Cray, Inc. (a)	25,621	153,214
Diebold, Inc. (b)	6,621	202,934
Electronics for Imaging, Inc. (a)	45,451	622,224
EMC Corporation (a)	300	6,303
Hewlett-Packard Company	300	12,618
Hypercom Corporation (a)	137,577	819,959
Immersion Corporation (a)	21,921	134,814
Isilon Systems, Inc. (a)	95,800	2,727,426
NCR Corporation (a) (b)	1,020	13,994
Netezza Corporation (a) (b)	25,050	675,348

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Information Technology - 18.2% (Continued)
Computers & Peripherals - 1.2% (Continued)
QLogic Corporation (a)	160	$2,811
Quantum Corporation (a)	224,504	758,823
SanDisk Corporation (a)	100	3,758
Silicon Graphics International Corporation (a)	4,372	33,096
Super Micro Computer, Inc. (a)	98,957	1,100,402
USA Technologies, Inc. (a)	73,350	101,223
Xyratex Ltd. (a) (b)	177,600	2,749,248
		12,961,515
Electronic Equipment, Instruments & Components - 3.1%
Agilysys, Inc. (a) (b)	677	4,062
Amphenol Corporation - Class A	700	35,091
Arrow Electronics, Inc. (a) (b)	111,700	3,307,437
AVX Corporation (b)	149,219	2,139,800
Benchmark Electronics, Inc. (a)	4,400	72,292
CalAmp Corporation (a)	3,300	8,085
Checkpoint Systems, Inc. (a)	14,531	319,682
China Security & Surveillance Technology, Inc. (a)	126,631	683,807
Cogent, Inc. (a)	317,520	3,340,310
Cognex Corporation (b)	55,932	1,493,384
Coherent, Inc. (a)	1,388	58,240
CPI International, Inc. (a) (b)	68,113	961,756
CTS Corporation	8,700	88,305
DDi Corporation (b)	59,243	609,018
Electro Scientific Industries, Inc. (a)	1,077	12,515
Fabrinet (a)	21,758	306,353
Hollysys Automation Technologies Ltd. (a)	27,636	349,319
Ingram Micro, Inc. - Class A (a) (b)	117,080	2,067,633
Insight Enterprises, Inc. (a)	16,420	248,270
IPG Photonics Corporation (a)	24,357	548,033
Itron, Inc. (a) (b)	28,400	1,725,868
Jabil Circuit, Inc. (b)	205,300	3,149,302
Keithley Instruments, Inc. (b)	56,032	1,209,171
KEMET Corporation (a)	197,777	739,686
LeCroy Corporation (a)	18,699	174,836
Littelfuse, Inc. (a)	4,864	206,380
Measurement Specialties, Inc. (a)	16,056	358,691
Mercury Computer Systems, Inc. (a)	27,766	439,813
Molex, Inc.	3,700	75,110
Multi-Fineline Electronix, Inc. (a) (b)	109,951	2,691,600
National Instruments Corporation (b)	37,200	1,294,188
Netlist, Inc. (a)	23,771	73,928
Newport Corporation (a) (b)	44,521	646,890
Nu Horizons Electronics Corporation (a)	39,500	274,920
Orbotech Ltd. (a)	13,669	132,999
OSI Systems, Inc. (a)	8,740	314,640
Park Electrochemical Corporation	14,363	387,801
PC Mall, Inc. (a)	7,351	45,723
Power-One, Inc. (a) (b)	20,150	209,762
Richardson Electronics Ltd.	10,483	113,426

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Information Technology - 18.2% (Continued)
Electronic Equipment, Instruments & Components - 3.1% (Continued)
Rofin-Sinar Technologies, Inc. (a)	13,664	$381,636
Rogers Corporation (a)	8,083	287,755
ScanSource, Inc. (a)	7,187	215,179
SMART Modular Technologies (WWH), Inc. (a) (b)	292,512	2,161,664
SMTC Corporation (a)	200	764
Spectrum Control, Inc. (a) (b)	17,166	261,953
TESSCO Technologies, Inc.	1,960	29,596
Trimble Navigation Ltd. (a)	1,100	39,424
Viasystems Group, Inc. (a)	7,638	120,299
Vishay Intertechnology, Inc. (a)	11,720	132,436
Vishay Precision Group, Inc. (a)	24,085	409,445
Zygo Corporation (a)	4,202	44,961
		35,003,238
Internet Software & Services - 1.1%
Ancestry.com, Inc. (a)	16,541	441,148
AOL, Inc. (a) (b)	7,639	203,809
Autobytel, Inc. (a)	22,114	18,792
comScore, Inc. (a)	4,556	107,112
Dice Holdings, Inc. (a) (b)	69,554	629,464
Envestnet, Inc. (a)	6,441	85,086
GigaMedia Ltd. (a)	220,972	382,282
GlobalSCAPE, Inc. (a)	100	245
IAC/InterActiveCorporation (a)	7,200	200,880
iMergent, Inc.	3,400	15,300
InfoSpace, Inc. (a)	79,967	674,921
Internap Network Services Corporation (a) (b)	18,371	91,855
Internet Brands, Inc. - Class A (a)	66,300	877,812
Internet Capital Group, Inc. (a) (b)	64,725	808,415
IntraLinks Holdings, Inc. (a)	10,007	218,853
iPass, Inc. (a)	154	177
Keynote Systems, Inc.	100	1,219
Limelight Networks, Inc. (a) (b)	263,164	1,784,252
Liquidity Services, Inc. (a)	46,854	749,664
LivePerson, Inc. (a)	61,600	570,416
Marchex, Inc. - Class B	2,900	18,618
Monster Worldwide, Inc. (a)	13,058	235,827
NIC, Inc.	600	5,208
Openwave Systems, Inc. (a)	29,746	61,277
Perficient, Inc. (a)	26,452	279,333
RealNetworks, Inc. (a)	415,000	1,245,000
RightNow Technologies, Inc. (a) (b)	39,097	1,021,214
Stamps.com, Inc. (a)	2,073	33,085
TechTarget, Inc. (a)	110	576
Travelzoo, Inc. (a)	11,390	391,247
United Online, Inc.	110,041	680,053
ValueClick, Inc. (a)	9,040	124,390
VeriSign, Inc. (a)	400	13,900
Vistaprint N.V. (a)	760	31,973
Web.com Group, Inc. (a)	32,400	200,880

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Information Technology - 18.2% (Continued)
Internet Software & Services - 1.1% (Continued)
Zix Corporation (a)	176,839	$687,904
		12,892,187
IT Services - 2.2%
Acxiom Corporation (a) (b)	172,095	3,020,267
Alliance Data Systems Corporation (a) (b)	76,006	4,615,084
Broadridge Financial Solutions, Inc. (b)	70,100	1,542,200
CACI International, Inc. - Class A (a) (b)	18,100	907,172
Cass Information Systems, Inc.	321	11,084
CGI Group, Inc. (a)	13,700	211,117
China Information Technologies, Inc. (a)	20,122	128,177
Convergys Corporation (a)	3,900	44,148
CoreLogic, Inc.	5,335	93,736
CSG Systems International, Inc. (a)	3,994	77,643
Diamond Management & Technology Consultants, Inc. (b)	18,674	232,865
DJSP Enterprises, Inc. (a)	7,000	7,000
DST Systems, Inc. (b)	29,700	1,285,119
Dynamics Research Corporation (a)	100	1,130
ExlService Holdings, Inc. (a)	4,686	89,268
Fiserv, Inc. (a)	300	16,356
Forrester Research, Inc. (a)	4,898	161,977
Gartner, Inc. - Class A (a)	600	19,014
Global Cash Access Holdings, Inc. (a) (b)	85,119	309,833
iGATE Corporation (b)	161,027	3,291,392
Integral Systems, Inc. (a)	309	2,627
Lender Processing Services, Inc. (b)	12,020	346,657
Lionbridge Technologies, Inc. (a)	63,414	317,070
MAXIMUS, Inc. (b)	6,645	402,886
MoneyGram International, Inc. (a)	42,495	102,413
NCI, Inc. - Class A (a)	15,578	290,374
NeuStar, Inc. - Class A (a)	300	7,743
Sapient Corporation (a)	400	5,264
SRA International, Inc. - Class A (a) (b)	40,600	812,406
Syntel, Inc. (b)	20,889	1,020,637
TeleTech Holdings, Inc. (a) (b)	138,074	2,095,963
Telvent GIT, S.A.	29,850	757,295
Teradata Corporation (a)	1,800	70,848
TNS, Inc. (a)	4,070	77,900
Total System Services, Inc.	9,481	147,998
Unisys Corporation (a)	80,300	1,850,915
Virtusa Corporation (a)	73,922	1,054,128
Yucheng Technologies Ltd. (a)	22,530	75,926
		25,503,632
Office Electronics - 0.0%
Zebra Technologies Corporation - Class A (a)	7,053	252,356

Semiconductors & Semiconductor Equipment - 5.5%
Actel Corporation (a)	76,445	1,594,643
Advanced Energy Industries, Inc. (a)	101,510	1,457,684

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Information Technology - 18.2% (Continued)
Semiconductors & Semiconductor Equipment - 5.5% (Continued)
Alpha & Omega Semiconductor Ltd. (a)	6,476	$72,596
Altera Corporation	500	15,605
Amkor Technology, Inc. (a)	46,260	333,535
Amtech Systems, Inc. (a) (b)	44,511	745,114
ANADIGICS, Inc. (a)	223,200	1,511,064
Applied Micro Circuits Corporation (a)	73,100	736,117
Atmel Corporation (a) (b)	196,615	1,742,009
ATMI, Inc. (a)	58,852	1,039,915
AuthenTec, Inc. (a)	10,164	21,649
Axcelis Technologies, Inc. (a) (b)	134,800	289,820
Broadcom Corporation - Class A	550	22,407
Brooks Automation, Inc. (a)	24,640	167,306
Canadian Solar, Inc. (a)	38,480	537,566
CEVA, Inc. (a)	67,386	1,247,315
ChipMOS TECHNOLOGIES (Bermuda) LTD. (a)	22,022	27,968
Cirrus Logic, Inc. (a)	238,800	3,068,580
Cohu, Inc.	2,478	35,559
Conexant Systems, Inc. (a)	89,693	135,436
Cypress Semiconductor Corporation (a)	226,994	3,200,615
Diodes, Inc. (a)	21,991	483,362
DSP Group, Inc. (a)	12,828	91,848
Entegris, Inc. (a) (b)	277,489	1,659,384
Entropic Communications, Inc. (a)	106,222	888,016
Evergreen Solar, Inc. (a)	8,187	7,614
Exar Corporation (a)	66,995	445,517
EZchip Semiconductor Ltd. (a) (b)	17,599	433,639
Fairchild Semiconductor International, Inc. (a) (b)	322,100	3,630,067
FEI Company (a) (b)	30,153	656,129
FSI International, Inc. (a)	467,625	1,257,911
GSI Technology, Inc. (a) (b)	41,488	288,342
GT Solar International, Inc. (a)	19,550	160,897
Integrated Device Technology, Inc. (a)	67,647	398,441
Integrated Silicon Solution, Inc. (a)	34,740	260,897
Intel Corporation	104,200	2,091,294
International Rectifier Corporation (a)	6,115	142,051
IXYS Corporation (a)	53,351	546,314
KLA-Tencor Corporation	3,600	128,592
Kulicke & Soffa Industries, Inc. (a)	89,670	557,747
Lam Research Corporation (a)	100	4,579
Lattice Semiconductor Corporation (a) (b)	914,817	4,446,011
Linear Technology Corporation	300	9,669
LSI Corporation (a)	132,950	696,658
LTX-Credence Corporation (a)	75,010	476,311
Mattson Technology, Inc. (a)	234,807	598,758
Mellanox Technologies Ltd. (a)	11,000	253,220
MEMC Electronic Materials, Inc. (a)	4,900	62,818
Microchip Technology, Inc.	300	9,654
Microsemi Corporation (a)	29,100	582,000
Microtune, Inc. (a)	199,900	577,711

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Information Technology - 18.2% (Continued)
Semiconductors & Semiconductor Equipment - 5.5% (Continued)
MIPS Technologies, Inc. (a) (b)	151,110	$2,221,317
MKS Instruments, Inc. (a)	6,310	130,302
Nanometrics, Inc. (a) (b)	150,274	2,024,191
Nova Measuring Instruments Ltd. (a)	83,915	496,777
Novellus Systems, Inc. (a)	200	5,842
OmniVision Technologies, Inc. (a)	4,900	132,937
Pericom Semiconductor Corporation (a)	4,902	46,177
Photronics, Inc. (a)	103,214	648,184
PMC-Sierra, Inc. (a) (b)	124,980	961,096
QuickLogic Corporation (a)	46,900	278,117
Rambus, Inc. (a)	1,290	25,503
RF Micro Devices, Inc. (a)	83,160	606,236
Rudolph Technologies, Inc. (a)	67,287	499,270
Semtech Corporation (a) (b)	69,935	1,497,308
Silicon Image, Inc. (a)	333,347	2,050,084
Spansion, Inc. - Class A (a) (b)	84,390	1,475,981
Supertex, Inc. (a)	1,300	30,537
Teradyne, Inc. (a) (b)	262,400	2,949,376
Tessera Technologies, Inc. (a)	39,100	771,443
Texas Instruments, Inc.	500	14,785
Tower Semiconductor Ltd. (a)	275,722	374,982
Trident Microsystems, Inc. (a)	438,679	815,943
TriQuint Semiconductor, Inc. (a) (b)	86,017	885,975
Ultra Clean Holdings, Inc. (a)	2,171	16,348
Ultratech, Inc. (a)	33,939	621,423
Varian Semiconductor Equipment Associates, Inc. (a) (b)	65,425	2,137,435
Verigy Ltd. (a)	76,218	698,157
Volterra Semiconductor Corporation (a)	4,500	91,935
Xilinx, Inc.	300	8,043
Zoran Corporation (a)	30,960	219,197
		62,582,855
Software - 2.4%
ACI Worldwide, Inc. (a)	14,200	346,054
Actuate Corporation (a)	48,150	233,046
Allot Communications Ltd. (a)	6,400	46,592
ANSYS, Inc. (a)	2,000	90,500
Ariba, Inc. (a)	16,910	317,570
Aspen Technology, Inc. (a)	114,218	1,279,242
Autodesk, Inc. (a)	400	14,472
BMC Software, Inc. (a)	500	22,730
Bottomline Technologies, Inc. (a) (b)	24,639	443,995
BroadSoft, Inc. (a)	3,418	32,129
CA, Inc.	400	9,284
Cadence Design Systems, Inc. (a)	34,150	289,250
Callidus Software, Inc. (a)	4,200	20,622
CDC Corporation - Class A (a)	29,432	134,210
China TransInfo Technology Corporation (a)	13,567	78,824
ClickSoftware Technologies Ltd. (a)	42,212	276,066
Compuware Corporation (a) (b)	231,220	2,314,512

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Information Technology - 18.2% (Continued)
Software - 2.4% (Continued)
Concur Technologies, Inc. (a)	600	$30,972
Convio, Inc. (a)	200	1,794
Deltek, Inc. (a) (b)	36,365	285,829
DemandTec, Inc. (a) (b)	182,703	1,932,998
Digimarc Corporation (a)	3,611	98,978
Epicor Software Corporation (a)	44,163	415,132
EPIQ Systems, Inc.	58,450	685,034
ePlus, inc. (a)	323	6,793
FactSet Research Systems, Inc.	1,360	119,381
FalconStor Software, Inc. (a)	17,700	48,498
Fortinet, Inc. (a)	7,500	225,000
Interactive Intelligence, Inc. (a)	37,386	923,808
Jack Henry & Associates, Inc. (b)	37,237	1,011,357
JDA Software Group, Inc. (a)	41,912	1,060,374
Kenexa Corporation (a)	47,173	862,794
Magma Design Automation, Inc. (a)	83,587	358,588
McAfee, Inc. (a)	1,500	70,950
Mentor Graphics Corporation (a)	6,280	67,824
MICROS Systems, Inc. (a)	2,000	90,780
Monotype Imaging Holdings, Inc. (a) (b)	18,033	171,854
Motricity, Inc. (a)	141	3,098
Net 1 UEPS Technologies, Inc. (a)	56,640	698,371
NetScout Systems, Inc. (a) (b)	59,130	1,387,781
NetSol Technologies, Inc. (a)	155,885	282,152
Novell, Inc. (a) (b)	439,834	2,608,216
Nuance Communications, Inc. (a)	200	3,142
OPNET Technologies, Inc.	20,639	406,795
Oracle Corporation	500	14,700
Phoenix Technologies Ltd. (a)	30,100	124,012
Progress Software Corporation (a)	6,800	254,116
PROS Holdings, Inc. (a)	14,007	145,673
Qlik Technologies, Inc. (a)	500	12,485
Radiant Systems, Inc. (a)	15,900	310,209
Red Hat, Inc. (a)	1,000	42,260
Rovi Corporation (a)	500	25,325
S1 Corporation (a)	10,557	61,442
Smith Micro Software, Inc. (a)	59,221	720,127
Solera Holdings, Inc. (b)	21,400	1,028,270
Sourcefire, Inc. (a)	103	2,430
SS&C Technologies Holdings, Inc. (a) (b)	30,867	533,999
Synchronoss Technologies, Inc. (a)	2,720	57,963
Synopsys, Inc. (a)	2,064	52,797
Take-Two Interactive Software, Inc. (a) (b)	230,320	2,455,211
Taleo Corporation - Class A (a)	2,900	83,201
TeleNav, Inc. (a)	18,202	114,491
TIBCO Software, Inc. (a)	3,800	73,036
Verint Systems, Inc. (a)	14,684	483,250
Websense, Inc. (a)	58,700	1,181,044
		27,583,432

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Materials - 5.8%
Chemicals - 2.8%
A. Schulman, Inc.	19,905	$431,939
Ampal-American Israel Corporation (a)	110	261
Arabian American Development Company (a)	500	1,490
Arch Chemicals, Inc.	10,516	373,423
Cabot Corporation (b)	110,200	3,749,004
Celanese Corporation - Series A	1,500	53,475
CF Industries Holdings, Inc.	300	36,759
Cytec Industries, Inc. (b)	71,993	3,565,093
Dow Chemical Company (The)	300	9,249
E.I. du Pont de Nemours and Company	500	23,640
Eastman Chemical Company	2,535	199,175
Ecolab, Inc.	300	14,796
Ferro Corporation (a) (b)	166,920	2,290,142
Flotek Industries, Inc. (a)	71,536	129,480
FMC Corporation	300	21,930
Georgia Gulf Corporation (a)	14,900	301,427
H.B. Fuller Company	28,800	594,432
Huntsman Corporation	97,072	1,344,447
Innophos Holdings, Inc.	12,810	470,383
Innospec, Inc. (a)	94,652	1,602,458
Intrepid Potash, Inc. (a)	1,600	54,928
KMG Chemicals, Inc. (b)	57,956	810,805
Koppers Holdings, Inc.	8,897	248,048
Kraton Performance Polymers, Inc. (a)	18,604	603,886
Landec Corporation (a)	437	2,749
LSB Industries, Inc. (a)	25,640	573,054
Lubrizol Corporation (The)	500	51,245
Minerals Technologies, Inc.	7,008	411,159
Monsanto Company	31,400	1,865,788
Nalco Holding Company (b)	22,200	625,596
NL Industries, Inc.	789	9,066
OM Group, Inc. (a)	1,993	66,307
OMNOVA Solutions, Inc. (a)	57,247	456,831
PolyOne Corporation (a)	12,493	161,410
Praxair, Inc.	200	18,268
Quaker Chemical Corporation	4,545	165,529
Rockwood Holdings, Inc. (a) (b)	64,040	2,172,237
RPM International, Inc. (b)	80,500	1,667,155
Scotts Miracle-Gro Company (The) - Class A (b)	35,320	1,886,088
Senomyx, Inc. (a)	6,255	31,275
Sigma-Aldrich Corporation	300	19,026
Solutia, Inc. (a)	17,158	310,731
Spartech Corporation (a)	28,390	240,179
Terra Nitrogen Company, L.P.	470	53,933
TPC Group, Inc. (a)	28,124	772,004
Valspar Corporation (The) (b)	102,470	3,289,287
Zep, Inc.	1,400	25,396
		31,804,983

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Materials - 5.8% (Continued)
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	800	$64,384

Containers & Packaging - 0.6%
AEP Industries, Inc. (a)	8,700	212,019
Aptargroup, Inc.	600	26,928
Ball Corporation	100	6,436
Bemis Company, Inc.	3,000	95,280
Crown Holdings, Inc. (a)	1,100	35,409
Graham Packaging Company, Inc. (a) (b)	27,039	322,575
Greif, Inc. - Class A	174	10,221
Myers Industries, Inc.	10,828	95,611
Packaging Corporation of America (b)	137,866	3,368,066
Pactiv Corporation (a)	1,700	56,406
Rock-Tenn Company - Class A	5,100	289,935
Sealed Air Corporation	10,200	236,130
Silgan Holdings, Inc.	300	10,125
Smurfit-Stone Container Corporation (a)	32,800	754,400
Sonoco Products Company (b)	40,442	1,354,807
UFP Technologies, Inc. (a)	9,204	110,264
		6,984,612
Metals & Mining - 2.3%
A.M. Castle & Company (a)	5,542	85,347
Agnico-Eagle Mines Ltd.	200	15,518
Allied Nevada Gold Corporation (a)	1,300	32,084
Almaden Minerals Ltd. (a)	8,100	23,328
Anooraq Resources Corporation (a)	22,430	28,710
Augusta Resource Corporation (a)	115,688	453,497
Aurizon Mines Ltd. (a) (b)	136,950	918,934
Banro Corporation (a)	12,150	35,599
Brigus Gold Corporation (a)	2,656	4,196
Capital Gold Corporation (a)	201,866	886,192
Carpenter Technology Corporation (b)	30,784	1,097,757
China Precision Steel, Inc. (a)	113,405	181,448
Coeur d'Alene Mines Corporation (a)	12,337	254,266
Corvus Gold, Inc. (a)	30,100	28,917
Endeavour Silver Corporation (a)	167,928	821,168
Entrée Gold, Inc. (a)	1,000	2,590
Exeter Resource Corporation (a)	129,270	751,059
Extorre Gold Mines Ltd. (a)	10,739	59,924
Freeport-McMoRan Copper & Gold, Inc.	600	56,808
Fronteer Gold, Inc. (a)	68,024	540,111
Gammon Gold, Inc. (a)	97,449	665,577
General Moly, Inc. (a)	100,854	526,458
Globe Specialty Metals, Inc.	52,507	815,959
Gold Resource Corporation (a)	800	16,880
Goldcorp, Inc.	200	8,918
Golden Minerals Company (a)	10,400	273,000
Golden Star Resources Ltd. (a)	5,128	26,819
Great Northern Iron Ore Properties	646	82,849

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Materials - 5.8% (Continued)
Metals & Mining - 2.3% (Continued)
Harry Winston Diamond Corporation (a)	73,420	$938,308
Haynes International, Inc.	2,563	92,934
Hecla Mining Company (a)	10,520	72,483
Horsehead Holding Corporation (a)	52,990	579,181
IAMGOLD Corporation	300	5,484
International Tower Hill Mines Ltd. (a)	39,600	294,624
Keegan Resources, Inc. (a)	16,468	128,450
MAG Silver Corporation (a)	19,113	158,638
Metals USA Holdings Corporation (a)	46,021	549,951
Minefinders Corporation Ltd. (a)	28,283	249,173
Molycorp, Inc. (a)	4,300	152,220
Nevsun Resources Ltd. (a)	200,000	1,142,000
New Gold, Inc. (a)	8,300	61,420
Noranda Aluminum Holding Corporation (a)	42,897	425,538
North American Palladium Ltd. (a) (b)	161,778	752,268
Northern Dynasty Minerals Ltd. (a) (b)	111,475	1,005,504
Northgate Minerals Corporation (a)	534,105	1,506,176
NovaGold Resources, Inc. (a)	45,119	506,686
Paramount Gold and Silver Corporation (a)	64,100	108,329
Platinum Group Metals Ltd. (a)	47,172	92,929
Polymet Mining Corporation (a)	77,800	143,930
Puda Coal, Inc. (a)	64,368	567,082
Qiao Xing Universal Telephone, Inc. (a)	31,820	56,321
Reliance Steel & Aluminum Company (b)	25,100	1,050,435
Royal Gold, Inc. (b)	37,800	1,871,478
RTI International Metals, Inc. (a)	9,800	304,780
Rubicon Minerals Corporation (a) (b)	236,039	868,624
Silver Standard Resources, Inc. (a)	799	19,400
Silvercorp Metals, Inc.	1,060	9,911
Southern Copper Corporation	2,700	115,560
Steel Dynamics, Inc.	3,417	49,615
Stillwater Mining Company (a)	8,900	158,420
Tanzanian Royalty Exploration Corporation (a)	33,237	231,994
Terra Nova Realty Corporation (a)	64,936	511,696
Timberline Resources Corporation (a)	600	708
Titanium Metals Corporation (a)	3,160	62,126
Universal Stainless & Alloy Products, Inc. (a)	5,945	172,048
US Gold Corporation (a)	320,607	1,676,775
Vista Gold Corporation (a)	305,503	840,133
Yamana Gold, Inc.	400	4,396
		26,231,641
Paper & Forest Products - 0.1%
Buckeye Technologies, Inc.	50,278	907,518
Clearwater Paper Corporation (a)	2,517	203,248
Louisiana-Pacific Corporation (a)	1,810	14,009
Neenah Paper, Inc.	10,097	154,989
Verso Paper Corporation (a)	254	930
		1,280,694

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)	31,900	$92,510
Atlantic Tele-Network, Inc. (b)	16,525	698,346
BCE, Inc.	400	13,404
CenturyLink, Inc.	300	12,414
Consolidated Communications Holdings, Inc.	35,065	649,404
Frontier Communications Corporation	65,874	578,374
General Communication, Inc. - Class A (a)	8,445	88,250
Global Crossing Ltd. (a)	24,810	337,416
Globalstar, Inc. (a)	208,576	333,722
Level 3 Communications, Inc. (a)	166,833	161,444
SureWest Communications (a)	2,186	17,488
Vonage Holdings Corporation (a) (b)	952,279	2,428,311
Windstream Corporation	400	5,064
		5,416,147
Wireless Telecommunication Services - 0.2%
American Tower Corporation - Class A (a)	400	20,644
Cellcom Israel Ltd.	700	23,653
Clearwire Corporation - Class A (a)	21,580	153,002
Crown Castle International Corporation (a)	500	21,560
MetroPCS Communications, Inc. (a)	14,834	154,422
NII Holdings, Inc. (a)	500	20,905
NTELOS Holdings Corporation	70,556	1,282,003
Rogers Communications, Inc. - Class B	1,300	47,385
SBA Communications Corporation - Class A (a)	500	19,630
Sprint Nextel Corporation (a)	21,300	87,756
Syniverse Holdings, Inc. (a)	1,800	54,882
United States Cellular Corporation (a) (b)	11,800	548,228
		2,434,070
Utilities - 1.7%
Electric Utilities - 0.6%
Allegheny Energy, Inc.	7,000	162,400
ALLETE, Inc.	3,188	115,979
American Electric Power Company, Inc.	300	11,232
Central Vermont Public Service Corporation	13,013	263,123
Cleco Corporation	300	9,381
Edison International	300	11,070
El Paso Electric Company (a)	19,600	482,160
Entergy Corporation	300	22,359
Hawaiian Electric Industries, Inc.	8,000	180,320
IDACORP, Inc.	5,400	198,720
ITC Holdings Corporation	2,600	162,786
Nextera Energy, Inc.	300	16,512
Northeast Utilities	900	28,152
NV Energy, Inc. (b)	223,791	3,056,985
Portland General Electric Company (b)	23,800	497,420
Progress Energy, Inc.	300	13,500
Southern Company (The)	300	11,361
UIL Holdings Corporation (b)	55,000	1,592,800

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Utilities - 1.7% (Continued)
Electric Utilities - 0.6% (Continued)
Unisource Energy Corporation	8,000	$280,560
		7,116,820
Gas Utilities - 0.9%
AGL Resources, Inc. (b)	93,752	3,680,703
Amerigas Partners, L.P.	1,295	60,192
Atmos Energy Corporation	400	11,780
Chesapeake Utilities Corporation	4,556	167,160
Energen Corporation (b)	13,856	618,532
Ferrellgas Partners, L.P.	213	5,564
Laclede Group, Inc. (The)	8,059	282,951
National Fuel Gas Company	4,000	220,720
ONEOK, Inc.	600	29,892
Questar Corporation (b)	45,900	778,923
Southwest Gas Corporation	500	17,380
Star Gas Partners, L.P.	604	2,978
Suburban Propane Partners, L.P.	676	36,842
UGI Corporation (b)	123,913	3,728,542
		9,642,159
Independent Power Producers & Energy Traders - 0.0%
Atlantic Power Corporation	13,100	175,278
NRG Energy, Inc. (a)	100	1,991
RRI Energy, Inc. (a)	79,475	298,826
U.S. Geothermal, Inc. (a)	300	256
		476,351
Multi-Utilities - 0.1%
Alliant Energy Corporation	1,200	43,836
Ameren Corporation	800	23,184
Avista Corporation	300	6,552
CenterPoint Energy, Inc.	900	14,904
CMS Energy Corporation	1,800	33,084
Consolidated Edison, Inc.	300	14,916
Dominion Resources, Inc.	300	13,038
DTE Energy Company	100	4,676
Integrys Energy Group, Inc.	300	15,957
MDU Resources Group, Inc.	22,500	448,425
NiSource, Inc.	900	15,579
Northwestern Corporation	14,800	440,596
NSTAR	300	12,513
OGE Energy Corporation	200	8,832
PG&E Corporation	400	19,128
Public Service Enterprise Group, Inc.	100	3,235
SCANA Corporation	2,000	81,680
TECO Energy, Inc.	2,400	42,216
Vectren Corporation	100	2,738
Xcel Energy, Inc.	2,800	66,808
		1,311,897
Water Utilities - 0.1%
American States Water Company	4,994	186,526

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.1% (Continued)	Shares	Value
Utilities - 1.7% (Continued)
Water Utilities - 0.1% (Continued)
California Water Service Group	9,041	$337,591
Cascal N.V. (a)	10,545	66,539
Connecticut Water Service, Inc.	640	15,622
Consolidated Water Company, Inc.	6,800	69,564
Middlesex Water Company	759	13,556
SJW Corporation	513	12,414
Tri-Tech Holding, Inc. (a) (b)	29,528	384,750
		1,086,562

Total Common Stocks (Cost $947,935,809)		$1,017,852,724

CLOSED-END FUNDS - 3.6%	Shares	Value
Aberdeen Asia-Pacific Income Fund, Inc.	100	$690
Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.	3,900	74,373
Aberdeen Israel Fund, Inc. (a)	8,201	136,137
Adams Express Company (The)	2,200	22,660
AGIC Equity & Convertible Income Fund	100	1,744
Alliance California Municipal Income Fund, Inc.	9,837	139,784
AllianceBernstein National Municipal Income Fund, Inc.	13,954	200,659
Alpine Global Premier Properties Fund	100	704
American Select Portfolio, Inc.	14,739	169,351
American Strategic Income Portfolio, Inc. II	56,964	549,703
American Strategic Income Portfolio, Inc. III	166,042	1,290,146
ASA Ltd.	63,393	2,019,067
Asia Pacific Fund, Inc. (The) (a)	11,629	131,873
BlackRock Apex Municipal Fund, Inc.	11,350	105,668
BlackRock California Municipal Income Trust	38,418	547,841
BlackRock Credit Allocation Income Trust I, Inc.	18,304	177,000
BlackRock Credit Allocation Income Trust II, Inc.	129,123	1,341,588
BlackRock Credit Allocation Income Trust III	18,058	202,791
BlackRock Credit Allocation Income Trust IV	25,468	331,593
BlackRock Health Sciences Trust	43	1,167
BlackRock Income Trust	69,664	489,738
BlackRock Long-Term Municipal Advantage Trust	2,442	27,961
BlackRock MuniHoldings California Insured Fund, Inc.	53,637	760,036
BlackRock MuniHoldings Insured Investment Fund	16,440	233,284
BlackRock MuniYield California Insured Fund, Inc.	56,697	798,861
BlackRock MuniYield Insured Investment Fund	11,000	153,340
BlackRock MuniYield Investment Fund	15,001	216,164
BlackRock MuniYield Michigan Insured Fund II, Inc.	21,775	288,301
BlackRock MuniYield New York Insured Fund, Inc.	34,714	481,136
BlackRock MuniYield Pennsylvania Insured Fund	24,473	365,137
BlackRock MuniYield Quality Fund II, Inc.	100	1,297
BlackRock MuniYield Quality Fund, Inc.	22,095	329,215
BlackRock Strategic Dividend Achievers Trust	3,573	35,659
Boulder Growth & Income Fund, Inc. (a)	28,900	181,781
Boulder Total Return Fund, Inc. (a)	14,914	232,658

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 3.6% (Continued)	Shares	Value
Calamos Global Dynamic Income Fund	57,763	$475,967
Calamos Strategic Total Return Fund	139,339	1,262,411
Central Europe & Russia Fund, Inc. (The)	7,116	282,505
China Fund, Inc. (The)	6,100	203,801
ClearBridge Energy MLP Fund, Inc.	3,997	83,657
Clough Global Allocation Fund	35,700	540,855
Clough Global Equity Fund	100	1,466
Clough Global Opportunities Fund	86,725	1,118,752
Cohen & Steers Infrastructure Fund, Inc.	100	1,697
Cohen & Steers Quality Income Realty Fund, Inc.	100	848
DCA Total Return Fund	21,208	65,109
Delaware Investments Colorado Municipal Income Fund, Inc.	100	1,393
Delaware Investments Minnesota Municipal Income Fund II	6,833	90,811
Delaware Investments National Municipal Income Fund	1,200	15,492
Diamond Hill Financial Trends Fund, Inc.	5,199	46,999
Dreyfus Municipal Income, Inc.	21,350	200,903
Dreyfus Strategic Municipal Bond Fund	6,500	53,625
DWS Municipal Income Trust	7,100	90,170
Eagle Capital Growth Fund, Inc.	3,000	18,990
Eaton Vance Michigan Municipal Income Trust	2,684	34,892
Eaton Vance Risk-Managed Diversified Equity Income Fund	121,070	1,600,545
Ellsworth Fund Ltd.	11,831	83,882
European Equity Fund, Inc. (The)	100	744
First Opportunity Fund, Inc.	69,377	462,051
First Trust Enhanced Equity Income Fund	57,942	692,407
First Trust Strategic High Income Fund II	1,539	7,433
First Trust Strategic High Income Fund III	24,397	106,371
Foxby Corporation (a)	200	208
Gabelli Global Multimedia Trust, Inc.	11,368	92,308
Gabelli Healthcare & WellnessRx Trust (The) (a)	16,082	105,337
General American Investors Company, Inc.	36,703	916,841
Global Income & Currency Fund, Inc.	6,400	93,312
Greater China Fund, Inc.	43,939	572,965
Guggenheim Enhanced Equity Income Fund	1,500	13,290
H&Q Healthcare Investors	47,428	585,736
Helios Advantage Income Fund, Inc.	16,200	122,312
Helios Multi-Sector High Income Fund, Inc.	100	516
Helios Strategic Income Fund, Inc.	11,862	65,597
Herzfeld Caribbean Basin Fund, Inc. (a)	200	1,360
ING Clarion Global Real Estate Income Fund	210,913	1,600,830
Invesco California Insured Municipal Income Trust	900	13,095
Invesco California Quality Municipal Securities	4,000	52,080
Invesco Insured California Municipal Securities	2,898	39,587
Invesco Insured Municipal Bond Trust	600	8,538
Invesco Municipal Income Opportunities Trust	21,417	145,207
Invesco Municipal Income Opportunities Trust II	4,700	35,767
Invesco Municipal Income Opportunities Trust III	2,540	20,904
Invesco Municipal Premium Income Trust	27,023	229,696
Invesco Quality Municipal Securities	25,361	362,916
Japan Equity Fund, Inc. (The)	37,930	206,339
Japan Smaller Capitalization Fund, Inc.	8,845	69,875

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 3.6% (Continued)	Shares	Value
JF China Region Fund, Inc. (a)	2,600	$39,338
John Hancock Bank and Thrift Opportunity Fund	1,161	17,438
John Hancock Preferred Income Fund III	3,710	63,626
Korea Equity Fund, Inc. (a)	33,000	371,250
Latin America Discovery Fund, Inc.	100	1,916
Lazard Global Total Return & Income Fund, Inc.	100	1,507
Liberty All-Star Equity Fund	347,519	1,581,211
LMP Capital and Income Fund, Inc.	18,406	216,270
LMP Real Estate Income Fund, Inc.	20,148	196,040
Macquarie Global Infrastructure Total Return Fund, Inc.	59,102	1,020,101
Madison Strategic Sector Premium Fund	2,800	35,616
Malaysia Fund, Inc.	300	3,321
Mexico Equity and Income Fund, Inc. (The) (a)	100	1,051
Mexico Fund, Inc. (The)	100	2,687
MFS InterMarket Income Trust I	5,787	49,363
Montgomery Street Income Securities, Inc.	300	4,875
Morgan Stanley Asia-Pacific Fund, Inc.	1,973	31,943
Morgan Stanley Frontier Emerging Markets Fund	1,000	14,030
Neuberger Berman California Intermediate Municipal Fund, Inc.	3,193	46,554
New Ireland Fund, Inc. (The) (a)	1,300	8,463
NFJ Dividend, Interest & Premium Strategy Fund	100,248	1,597,953
Nuveen Arizona Dividend Advantage Municipal Fund	1,671	24,547
Nuveen Arizona Dividend Advantage Municipal Fund 3	300	4,113
Nuveen California Dividend Advantage Municipal Fund	21,655	299,272
Nuveen California Dividend Advantage Municipal Fund 2	22,171	318,597
Nuveen California Dividend Advantage Municipal Fund 3	2,085	27,689
Nuveen California Investment Quality Municipal Fund, Inc.	8,727	123,574
Nuveen California Municipal Market Opportunity Fund	3,555	50,268
Nuveen California Municipal Value Fund	28,487	267,493
Nuveen California Municipal Value Fund 2	200	3,160
Nuveen California Performance Plus Municipal Fund, Inc.	600	8,424
Nuveen California Premium Income Municipal Fund	2,700	37,098
Nuveen California Quality Income Municipal Fund	15,800	234,788
Nuveen Connecticut Premium Income Municipal Fund	829	11,697
Nuveen Diversified Dividend & Income Fund	100	1,114
Nuveen Dividend Advantage Municipal Fund	5,384	77,530
Nuveen Georgia Premium Income Municipal Fund	20	288
Nuveen Insured California Dividend Advantage Municipal Fund	7,752	114,187
Nuveen Insured California Premium Income Municipal Fund 2, Inc.	18,118	252,203
Nuveen Insured California Premium Income Municipal Fund, Inc.	6,900	100,809
Nuveen Insured California Tax-Free Advantage Municipal Fund	1,003	13,952
Nuveen Insured Dividend Advantage Municipal Fund	44,556	659,429
Nuveen Insured New York Premium Income Municipal Fund	245	3,658
Nuveen Insured New York Tax Free Advantage Municipal Fund	2,900	42,311
Nuveen Insured Tax-Free Advantage Municipal Fund	100	1,492

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 3.6% (Continued)	Shares	Value
Nuveen Investment Quality Municipal Fund, Inc.	26,065	$389,672
Nuveen Maryland Dividend Advantage Municipal Fund	100	1,421
Nuveen Maryland Dividend Advantage Municipal Fund 2	1,400	20,146
Nuveen Michigan Dividend Advantage Municipal Fund	2,700	36,450
Nuveen Michigan Premium Income Municipal Fund, Inc.	12,017	165,234
Nuveen Michigan Quality Income Municipal Fund, Inc.	8,913	127,099
Nuveen Multi-Currency Short-Term Government Income Fund	100	1,474
Nuveen Multi-Strategy Income and Growth Fund	106,309	905,753
Nuveen Multi-Strategy Income and Growth Fund 2	21,503	192,667
Nuveen New Jersey Municipal Value Fund	400	6,276
Nuveen New York Dividend Advantage Municipal Fund 2	600	8,580
Nuveen New York Municipal Value Fund 2	5,100	78,285
Nuveen New York Performance Plus Municipal Fund, Inc.	700	10,689
Nuveen Ohio Dividend Advantage Municipal Fund	400	6,008
Nuveen Pennsylvania Dividend Advantage Municipal Fund	100	1,491
Nuveen Pennsylvania Municipal Value Fund	2,200	34,386
Nuveen Performance Plus Municipal Fund	19,338	289,683
Nuveen Premium Income Municipal Fund 2	51,305	745,977
RENN Global Entrepreneurs Fund (a)	2,223	4,424
Rivus Bond Fund	100	1,854
RMR Asia Pacific Real Estate Fund (a)	2,856	53,410
RMR Real Estate Income Fund	6,016	175,607
Royce Micro-Cap Trust, Inc. (a)	72,062	623,336
Royce Value Trust, Inc. (a)	3,604	45,879
Source Capital, Inc.	100	4,838
Swiss Helvetia Fund, Inc. (The)	1,000	12,900
TCW Strategic Income Fund, Inc.	100	528
Templeton Dragon Fund, Inc. (a)	100	2,981
Thai Capital Fund, Inc. (The)	100	1,580
Thai Fund, Inc. (The)	88,789	1,211,970
Turkish Investment Fund, Inc. (The)	19,338	357,366
Western Asset Emerging Markets Debt Fund, Inc.	56,861	1,107,084
Western Asset Emerging Markets Income Fund, Inc.	100	1,396
Western Asset Intermediate Muni Fund, Inc.	3,456	33,523
Western Asset Municipal Partners Fund, Inc.	13,124	189,904
Western Asset Variable Rate Strategic Fund, Inc.	100	1,605
Zweig Fund, Inc.	53,050	172,413
Zweig Total Return Fund, Inc. (The)	302,054	1,111,559
Total Closed-End Funds (Cost $40,736,777)		$41,055,193

EXCHANGE-TRADED FUNDS - 0.1%	Shares	Value
ProShares UltraPro Short QQQ (a)	1,000	$36,450
SPDR Dow Jones Large Cap Growth ETF	65	3,467
SPDR Morgan Stanley Technology ETF	56	3,500
Vanguard Extended Duration Treasury ETF (b)	7,609	680,339
WisdomTree Earnings 500 Fund	35	1,443
Total Exchange-Traded Funds (Cost $739,151)		$725,199

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

RIGHTS - 0.0%	Shares	Value
Celgene Corporation (a) (b)	27,197	$131,905
Pacific Capital Bancorp (a) (c)	930,343	409,351
Total Rights (Cost $64,169)		$541,256

WARRANTS - 0.0%	Shares	Value
Xerium Technologies, Inc. (a) (Cost $0)	1	$2

MONEY MARKET FUNDS - 7.6%	Shares	Value
UMB Money Market Fiduciary, 0.02% (d) (Cost $86,302,892)	86,302,892	$86,302,892

Total Investments at Value - 100.4% (Cost $1,075,778,798)		$1,146,477,266

Liabilities in Excess of Other Assets - (0.4%)		(4,257,836)

Net Assets - 100.0%		$1,142,219,430

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Fair Value priced (Note 1). Fair valued securities totaled $409,351 at October 31, 2010, representing 0.0% of net assets.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of October 31, 2010.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
October 31, 2010

COMMON STOCKS - 60.2%	Shares	Value
Consumer Discretionary - 10.1%
Auto Components - 0.0%
Cooper Tire & Rubber Company	6,801	$133,368
Goodyear Tire & Rubber Company (The) (a)	38,500	393,470
Icahn Enterprises, L.P.	570	19,722
Johnson Controls, Inc.	1,300	45,656
		592,216
Automobiles - 0.1%
Ford Motor Company (a)	6,100	86,193
Harley-Davidson, Inc.	700	21,476
Kandi Technologies Corporation (a)	6,300	35,406
Tesla Motors, Inc. (a)	58,790	1,283,974
		1,427,049
Distributors - 0.1%
Audiovox Corporation - Class A (a)	12,514	81,091
Core-Mark Holding Company, Inc. (a)	18,562	612,546
LKQ Corporation (a)	620	13,479
		707,116
Diversified Consumer Services - 1.0%
American Public Education, Inc. (a)	6,209	173,604
Apollo Group, Inc. - Class A (a)	2,700	101,196
Bridgepoint Education, Inc. (a)	89,946	1,280,831
Capella Education Company (a)	50,769	2,783,664
Career Education Corporation (a)	4,300	75,422
Coinstar, Inc. (a)	3,100	178,498
Corinthian Colleges, Inc. (a)	93,500	488,070
DeVry, Inc.	8,200	392,452
Education Management Corporation (a)	120,578	1,446,936
Grand Canyon Education, Inc. (a)	205	3,856
H&R Block, Inc.	29,400	346,626
Learning Tree International, Inc.	5,878	57,016
Lincoln Educational Services Corporation (a)	700	8,722
Sotheby's	7,600	333,184
Stewart Enterprises, Inc. - Class A	345,385	1,920,341
Strayer Education, Inc.	17,000	2,377,110
		11,967,528
Hotels, Restaurants & Leisure - 0.9%
Ambassadors Group, Inc.	525	5,822
Bally Technologies, Inc. (a)	2,400	86,592
Biglari Holdings, Inc. (a)	481	160,361
Bluegreen Corporation (a)	110	355
Buffalo Wild Wings, Inc. (a)	2,700	126,981
Cheesecake Factory, Inc. (The) (a)	600	17,472
Chipotle Mexican Grill, Inc. (a)	200	42,042
Cracker Barrel Old Country Store, Inc.	5,020	270,528
Darden Restaurants, Inc.	400	18,284
DineEquity, Inc. (a)	12,300	546,735
Gaylord Entertainment Company (a)	35,170	1,172,568
Hyatt Hotels Corporation - Class A (a)	2,900	116,870

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Consumer Discretionary - 10.1% (Continued)
Hotels, Restaurants & Leisure - 0.9% (Continued)
International Speedway Corporation - Class A	34,963	$798,555
Jack in the Box, Inc. (a)	1,200	27,792
Las Vegas Sands Corporation (a)	3,400	155,992
Marriott International, Inc. - Class A	100	3,705
McDonald's Corporation	300	23,331
MGM Resorts International (a)	4,100	44,813
Morgans Hotel Group Company (a)	159,525	1,287,367
Panera Bread Company - Class A (a)	1,700	152,167
Peet's Coffee & Tea, Inc. (a)	66,062	2,526,871
Red Robin Gourmet Burgers, Inc. (a)	6,094	123,708
Six Flags Entertainment Corporation (a)	3,513	180,147
Speedway Motorsports, Inc.	7,700	117,810
Starwood Hotels & Resorts Worldwide, Inc.	400	21,656
Texas Roadhouse, Inc. (a)	58,192	893,829
Town Sports International Holdings, Inc. (a)	400	1,200
Universal Travel Group (a)	24,600	137,760
Vail Resorts, Inc. (a)	8,600	348,816
WMS Industries, Inc. (a)	9,900	431,937
Wyndham Worldwide Corporation	560	16,100
		9,858,166
Household Durables - 1.3%
American Greetings Corporation - Class A	99,528	1,927,857
Beazer Homes USA, Inc. (a)	45,300	183,918
Blyth, Inc.	3,469	139,176
Brookfield Homes Corporation (a)	14,430	120,346
Cavco Industries, Inc. (a)	19,645	622,550
Comstock Homebuilding Companies, Inc. - Class A (a)	2,103	2,419
CSS Industries, Inc.	2	34
D.R. Horton, Inc.	13,100	136,764
Deer Consumer Products, Inc. (a)	38,300	438,535
Ethan Allen Interiors, Inc.	55,882	847,730
Flexsteel Industries, Inc.	1,700	25,704
Hooker Furniture Corporation	4,004	42,322
Hovnanian Enterprises, Inc. - Class A (a)	179,295	638,290
iRobot Corporation (a)	26,953	562,779
KB Home	267,700	2,813,527
La-Z-Boy, Inc. (a)	95,700	743,589
Lennar Corporation - Class A	228,100	3,309,731
Libbey, Inc. (a)	13,846	184,013
Lifetime Brands, Inc. (a)	701	9,001
Meritage Homes Corporation (a)	8,000	146,480
Mohawk Industries, Inc. (a)	6,766	387,962
National Presto Industries, Inc.	600	67,158
Pulte Homes, Inc. (a)	28,199	221,362
Ryland Group, Inc. (The)	24,120	361,318
Sealy Corporation (a)	286,073	752,372
Stanley Black & Decker, Inc.	400	24,788
Tempur-Pedic International, Inc. (a)	1,640	56,580

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Consumer Discretionary - 10.1% (Continued)
Household Durables - 1.3% (Continued)
Whirlpool Corporation	600	$45,498
		14,811,803
Internet & Catalog Retail - 1.0%
1-800-FLOWERS.COM, Inc. (a)	51,535	92,763
Amazon.com, Inc. (a)	600	99,084
Blue Nile, Inc. (a)	71,779	3,057,786
Gaiam, Inc. - Class A	20	141
HSN, Inc. (a)	237	7,096
Liberty Media Corporation - Interactive - Series A (a)	13,700	202,212
NetFlix, Inc. (a)	1,400	242,900
NutriSystem, Inc.	116,046	2,218,800
Overstock.com, Inc. (a)	108,927	1,460,711
PetMed Express, Inc.	193,745	2,993,360
priceline.com, Inc. (a)	200	75,362
Shutterfly, Inc. (a)	35,443	1,066,834
SinoCoking Coal and Coke Chemical Industries, Inc.	14,566	117,693
ValueVision Media, Inc. (a)	400	948
		11,635,690
Leisure Equipment & Products - 0.9%
Arctic Cat, Inc. (a)	20,317	270,419
Brunswick Corporation	82,570	1,306,257
Callaway Golf Company	169,420	1,165,610
JAKKS Pacific, Inc. (a)	60,267	1,136,033
Polaris Industries, Inc.	23,700	1,684,833
Pool Corporation	116,625	2,348,828
Smith & Wesson Holding Corporation (a)	107,075	401,531
Steinway Musical Instruments, Inc. (a)	100	1,701
Sturm Ruger & Company, Inc.	95,552	1,496,344
Summer Infant, Inc. (a)	11,169	89,352
		9,900,908
Media - 1.1%
A.H. Belo Corporation (a)	21,764	158,224
Arbitron, Inc.	39,300	995,076
Ascent Media Corporation (a)	386	10,515
China MediaExpress Holdings, Inc. (a)	125,079	1,933,721
China Yida Holding Company (a)	100	1,063
Dex One Corporation (a)	6,600	46,266
DIRECTV (a)	400	17,384
DISH Network Corporation - Class A	2,600	51,636
E.W. Scripps Company - Class A (a)	33,401	291,925
Emmis Communications Corporation - Class A (a)	600	515
Entercom Communications Corporation - Class A (a)	40,467	337,899
Gannett Company, Inc.	24,836	294,307
Harte-Hanks, Inc.	1,100	13,288
IMAX Corporation (a)	600	12,990
Interpublic Group of Companies, Inc. (The) (a)	13,960	144,486
Martha Stewart Living Omnimedia, Inc. - Class A (a)	230,064	1,003,079
McClatchy Company (The) - Class A (a)	365,575	1,008,987
McGraw-Hill Companies, Inc. (The)	400	15,060

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Consumer Discretionary - 10.1% (Continued)
Media - 1.1% (Continued)
Media General, Inc. (a)	111,386	$613,737
Meredith Corporation	1,800	61,110
Morningstar, Inc. (a)	2,530	123,515
New York Times Company (The) (a)	33,347	255,771
Radio One, Inc. - Class D (a)	20,000	23,200
Rentrak Corporation (a)	11	299
Scholastic Corporation	113,121	3,331,413
Spanish Broadcasting System, Inc. (a)	1,500	1,110
SuperMedia, Inc. (a)	18,512	121,809
Time Warner Cable, Inc.	100	5,787
Viacom, Inc. - Class A	27,374	1,170,786
Viacom, Inc. - Class B	100	3,859
Washington Post Company (The) - Class B	100	40,215
World Wrestling Entertainment, Inc. - Class A	2,400	33,216
		12,122,248
Multiline Retail - 0.3%
Big Lots, Inc. (a)	7,600	238,412
Dillard's, Inc. - Class A	5,295	135,076
Dollar Tree, Inc. (a)	400	20,524
Fred's, Inc. - Class A	42,831	513,115
J.C. Penney Company, Inc.	1,600	49,888
Kohl's Corporation (a)	400	20,480
Nordstrom, Inc.	2,300	88,573
Sears Holdings Corporation (a)	31,000	2,231,380
		3,297,448
Specialty Retail - 2.1%
A.C. Moore Arts & Crafts, Inc. (a)	600	1,350
Aaron's, Inc.	13,210	249,141
Abercrombie & Fitch Company - Class A	3,300	141,438
Aéropostale, Inc. (a)	5,700	138,966
American Eagle Outfitters, Inc.	6,000	96,060
AnnTaylor Stores Corporation (a)	11,100	258,630
AutoNation, Inc. (a)	300	6,966
AutoZone, Inc. (a)	200	47,526
Barnes & Noble, Inc.	175,370	2,627,043
Bed Bath & Beyond, Inc. (a)	100	4,390
Best Buy Company, Inc.	3,100	133,238
Blockbuster, Inc. - Class A (a)	100,400	4,418
Brown Shoe Company, Inc.	14,739	173,183
Buckle, Inc. (The)	99,986	2,908,593
Build-A-Bear Workshop, Inc. (a)	1,839	12,928
Cabela's, Inc. - Class A (a)	69,836	1,294,759
Cache, Inc. (a)	167	833
Citi Trends, Inc. (a)	44,502	933,652
Collective Brands, Inc. (a)	39,100	599,403
Conn's, Inc. (a)	250,888	1,103,907
Dick's Sporting Goods, Inc. (a)	4,700	135,454
DSW, Inc. - Class A (a)	48,300	1,606,941
Foot Locker, Inc.	44,500	708,885

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Consumer Discretionary - 10.1% (Continued)
Specialty Retail - 2.1% (Continued)
GameStop Corporation - Class A (a)	1,600	$31,456
Genesco, Inc. (a)	22,837	748,140
Group 1 Automotive, Inc. (a)	1,631	57,509
Guess?, Inc.	6,900	268,548
Hastings Entertainment, Inc. (a)	100	664
Haverty Furniture Companies, Inc. (a)	98,012	1,047,748
hhgregg, Inc. (a)	70,578	1,626,117
Hibbett Sports, Inc. (a)	18,300	493,185
J. Crew Group, Inc. (a)	7,800	249,522
Limited Brands, Inc.	300	8,817
Lowe's Companies, Inc.	700	14,931
Lumber Liquidators Holdings, Inc. (a)	83,918	2,020,746
MarineMax, Inc. (a)	37,332	279,243
Midas, Inc. (a)	1,159	8,530
Monro Muffler Brake, Inc.	100	4,774
OfficeMax, Inc. (a)	10,180	180,186
Penske Auto Group, Inc. (a)	600	8,070
Pep Boys - Manny Moe & Jack (The)	858	10,030
PetSmart, Inc.	500	18,715
Rent-A-Center, Inc.	2,500	62,850
Rue21, Inc. (a)	3,900	103,818
Sonic Automotive, Inc. - Class A (a)	105,999	1,157,509
Syms Corporation (a)	1,300	9,477
Talbots, Inc. (The) (a)	37,241	364,217
TJX Companies, Inc.	100	4,589
Ulta Salon Cosmetics & Fragrance, Inc. (a)	70,100	2,151,369
Urban Outfitters, Inc. (a)	100	3,077
Vitamin Shoppe, Inc. (a)	4,249	118,165
West Marine, Inc. (a)	8	79
Williams-Sonoma, Inc.	12,420	402,035
Winmark Corporation	603	19,851
Zale Corporation (a)	100	256
		24,661,927
Textiles, Apparel & Luxury Goods - 1.3%
Columbia Sportswear Company	46,415	2,425,184
Culp, Inc. (a)	7,681	77,885
Deckers Outdoor Corporation (a)	400	23,240
DGSE Companies, Inc. (a)	400	1,620
Fuqi International, Inc. (a)	128,213	950,058
G-III Apparel Group Ltd. (a)	29,255	772,332
Hanesbrands, Inc. (a)	3,100	76,880
Iconix Brand Group, Inc. (a)	34,500	603,750
Joe's Jeans, Inc. (a)	85,700	132,835
Jones Group, Inc. (The)	149,900	2,167,554
K-Swiss, Inc. - Class A (a)	17,957	218,357
lululemon athletica, Inc. (a)	8,000	354,560
Movado Group, Inc. (a)	9,328	104,847
Phillips-Van Heusen Corporation	1,400	85,876
R.G. Barry Corporation	8,022	82,948

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Consumer Discretionary - 10.1% (Continued)
Textiles, Apparel & Luxury Goods - 1.3% (Continued)
Rocky Brands, Inc. (a)	100	$917
Skechers U.S.A., Inc. - Class A (a)	2,300	44,712
Steven Madden Ltd. (a)	1,300	54,990
True Religion Apparel, Inc. (a)	109,154	2,232,199
Under Armour, Inc. - Class A (a)	47,883	2,235,178
Volcom, Inc. (a)	114,751	1,970,275
		14,616,197
Consumer Staples - 2.8%
Beverages - 0.1%
Boston Beer Company, Inc. - Class A (a)	200	14,318
China New Borun Corporation (a)	8,370	122,453
Coca-Cola Company (The)	400	24,528
Coca-Cola Enterprises, Inc.	24,800	595,448
Hansen Natural Corporation (a)	500	25,605
Molson Coors Brewing Company - Class B	200	9,446
		791,798
Food & Staples Retailing - 0.7%
Costco Wholesale Corporation	400	25,108
Great Atlantic & Pacific Tea Company, Inc. (The) (a)	1,524,602	5,244,631
Kroger Company (The)	400	8,800
Nash Finch Company	29,266	1,226,246
QKL Stores, Inc. (a)	200	1,086
Ruddick Corporation	22,500	785,250
Spartan Stores, Inc.	20,107	300,600
Sysco Corporation	100	2,946
United Natural Foods, Inc. (a)	9,200	328,992
Walgreen Company	10,300	348,964
Wal-Mart Stores, Inc.	400	21,668
Weis Markets, Inc.	7,271	283,278
Winn-Dixie Stores, Inc. (a)	1,692	11,336
		8,588,905
Food Products - 1.4%
American Dairy, Inc. (a)	74,227	754,888
American Lorain Corporation (a)	300	915
Calavo Growers, Inc.	21,672	475,267
Cal-Maine Foods, Inc.	86,689	2,511,380
China Marine Food Group Ltd. (a)	23,804	138,539
Chiquita Brands International, Inc. (a)	120,610	1,600,495
ConAgra Foods, Inc.	100	2,249
Dean Foods Company (a)	1,500	15,600
Diamond Foods, Inc.	41,746	1,845,173
Dole Food Company, Inc. (a)	186,246	1,717,188
Flowers Foods, Inc.	74,136	1,888,985
General Mills, Inc.	600	22,524
Green Mountain Coffee Roasters, Inc. (a)	1,200	39,588
Hain Celestial Group, Inc. (The) (a)	1,000	24,730
Harbinger Group, Inc. (a)	200	1,032
Hershey Company (The)	400	19,796
Imperial Sugar Company	8,123	103,162

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Consumer Staples - 2.8% (Continued)
Food Products - 1.4% (Continued)
Kellogg Company	300	$15,078
Kraft Foods, Inc. - Class A	400	12,908
Lancaster Colony Corporation	10,969	547,134
Reddy Ice Holdings, Inc. (a)	600	2,094
Sara Lee Corporation	100	1,433
Seneca Foods Corporation - Class A (a)	3,300	76,230
Smart Balance, Inc. (a)	39,523	140,702
Tootsie Roll Industries, Inc.	58,299	1,530,349
TreeHouse Foods, Inc. (a)	26,200	1,223,540
Tyson Foods, Inc.	514	7,993
Yuhe International, Inc. (a)	19,390	155,508
Zhongpin, Inc. (a)	36,500	738,030
		15,612,510
Household Products - 0.0%
Central Garden & Pet Company - Class A (a)	6,500	67,925
Clorox Company	100	6,655
Colgate-Palmolive Company	400	30,848
Energizer Holdings, Inc. (a)	500	37,390
Kimberly Clark Corporation	200	12,668
		155,486
Personal Products - 0.3%
Avon Products, Inc.	400	12,180
China Sky One Medical, Inc. (a)	130,291	1,186,951
China-Biotics, Inc. (a)	165,373	2,073,777
Estée Lauder Companies, Inc. (The) - Class A	400	28,468
Medifast, Inc. (a)	7,110	169,787
Schiff Nutrition International, Inc.	24,158	195,197
USANA Health Sciences, Inc. (a)	4,354	191,228
		3,857,588
Tobacco - 0.3%
Alliance One International, Inc. (a)	14,565	64,377
Altria Group, Inc.	100	2,542
Philip Morris International, Inc.	400	23,400
Star Scientific, Inc. (a)	329,792	659,584
Universal Corporation	64,500	2,672,880
		3,422,783
Energy - 4.4%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	2,600	120,458
Bolt Technology Corporation (a)	355	3,944
Bristow Group, Inc. (a)	23,500	911,330
Bronco Drilling Company, Inc. (a)	21,548	90,933
Cameron International Corporation (a)	400	17,500
Dawson Geophysical Company (a)	23,717	589,130
ENGlobal Corporation (a)	400	1,156
Exterran Holdings, Inc. (a)	41,420	1,042,541
FMC Technologies, Inc. (a)	400	28,840
Geokinetics, Inc. (a)	7,180	48,968

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Energy - 4.4% (Continued)
Energy Equipment & Services - 1.0% (Continued)
Gulfmark Offshore, Inc. - Class A (a)	6,018	$178,193
Halliburton Company	841	26,794
Helmerich & Payne, Inc.	1,082	46,288
Hercules Offshore, Inc. (a)	108,098	255,111
Hornbeck Offshore Services, Inc. (a)	44,780	995,907
Key Energy Services, Inc. (a)	8,100	79,785
Matrix Service Company (a)	6,344	57,603
Natural Gas Services Group, Inc. (a)	2,645	41,659
Newpark Resources, Inc. (a)	379,034	2,228,720
PHI, Inc. (a)	3,165	55,293
Royale Energy, Inc. (a)	1,600	3,232
Seahawk Drilling, Inc. (a)	118,351	1,192,978
SulphCo, Inc. (a)	255,735	63,934
Tesco Corporation (a)	16,300	206,358
Tidewater, Inc.	65,205	3,007,907
		11,294,562
Oil, Gas & Consumable Fuels - 3.4%
Alliance Holdings GP, L.P.	400	16,604
Alliance Resource Partners, L.P.	2,569	151,160
Alpha Natural Resources, Inc. (a)	900	40,653
American Oil & Gas, Inc. (a)	107,978	932,930
Anadarko Petroleum Corporation	1,200	73,884
Apache Corporation	400	40,408
Arch Coal, Inc.	500	12,295
ATP Oil & Gas Corporation (a)	81,530	1,170,771
BP Prudhoe Bay Royalty Trust	1,408	144,757
BPZ Resources, Inc. (a)	418,182	1,555,637
Callon Petroleum Company (a)	28,652	141,254
Carrizo Oil & Gas, Inc. (a)	68,500	1,617,970
Cheniere Energy Partners, L.P.	6,200	118,916
Cheniere Energy, Inc. (a)	286,885	940,983
Chesapeake Energy Corporation	300	6,510
Chevron Corporation	100	8,261
China Integrated Energy, Inc. (a)	55,912	463,511
Cimarex Energy Company	100	7,675
Clean Energy Fuels Corporation (a)	148,647	2,158,354
Cloud Peak Energy, Inc. (a)	8,723	151,519
Comstock Resources, Inc. (a)	25,438	568,539
CONSOL Energy, Inc.	700	25,732
Copano Energy, LLC	2,700	75,492
Crosstex Energy, Inc.	4	32
Crosstex Energy, L.P.	51,023	713,812
DCP Midstream Partners, L.P.	12,041	429,623
Devon Energy Corporation	100	6,502
DHT Holdings, Inc.	99,610	428,323
El Paso Corporation	50	663
Enbridge Energy Management, LLC (a)	4,904	292,671
Endeavour International Corporation (a)	54,211	74,811
Energy Partners Ltd. (a)	28,500	318,345

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Energy - 4.4% (Continued)
Oil, Gas & Consumable Fuels - 3.4% (Continued)
Enterprise GP Holdings, L.P.	700	$44,800
EOG Resources, Inc.	100	9,572
EQT Corporation	1,100	41,184
Equal Energy Ltd. (a)	200	976
Forest Oil Corporation (a)	5,720	175,776
GeoGlobal Resources, Inc. (a)	22,523	18,014
GMX Resources, Inc. (a)	204,378	915,613
Golar LNG Ltd.	13,445	178,281
Goodrich Petroleum Corporation (a)	5,316	72,510
Green Plains Renewable Energy, Inc. (a)	23,596	262,388
GreenHunter Energy, Inc. (a)	1,400	1,204
Houston American Energy Corporation	159,742	2,244,375
Hyperdynamics Corporation (a)	41,749	102,285
Inergy Holdings, L.P.	575	17,365
Inergy, L.P.	5,100	200,226
Isramco, Inc. (a)	100	5,730
James River Coal Company (a)	34,414	595,706
Kinder Morgan Management, LLC (a)	15,421	951,029
K-Sea Transportation Partners, L.P.	2,142	8,547
L & L Energy, Inc. (a)	84,096	687,064
Linn Energy, LLC	500	17,490
Lucas Energy, Inc. (a)	5,400	10,962
Magellan Petroleum Corporation (a)	400	812
Magnum Hunter Resources Corporation (a)	35,109	167,821
Mariner Energy, Inc. (a)	200	4,984
MarkWest Energy Partners, L.P.	10,000	381,200
Massey Energy Company	8,305	349,391
Miller Petroleum, Inc. (a)	200,106	1,100,583
Natural Resource Partners, L.P.	1,200	34,800
Nordic American Tanker Shipping Ltd.	44,000	1,145,320
NuStar Energy, L.P.	795	50,085
Occidental Petroleum Corporation	100	7,863
Overseas Shipholding Group, Inc.	11,800	394,474
Panhandle Oil & Gas, Inc.	17	420
Patriot Coal Corporation (a)	49,800	671,802
Penn Virginia Corporation	138,416	2,051,325
Penn Virginia Resource Partners, L.P.	27,341	736,840
Petrohawk Energy Corporation (a)	15,700	267,057
PetroQuest Energy, Inc. (a)	58,137	324,404
Pioneer Natural Resources Company	600	41,880
Provident Energy Trust	2,000	15,360
Range Resources Corporation	100	3,739
Rentech, Inc. (a)	76,911	91,524
Resolute Energy Corporation (a)	46,200	554,862
Rex Energy Corporation (a)	152,002	1,872,665
SandRidge Energy, Inc. (a)	186,245	1,018,760
Scorpio Tankers, Inc. (a)	4,393	51,310
Ship Finance International Ltd.	9,700	195,067
Southwestern Energy Company (a)	200	6,770

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Energy - 4.4% (Continued)
Oil, Gas & Consumable Fuels - 3.4% (Continued)
Spectra Energy Corporation	100	$2,377
Swift Energy Company (a)	55,900	1,780,415
TC PipeLines, L.P.	2,432	119,776
Teekay LNG Partners, L.P.	6,700	230,078
Tesoro Corporation	3,500	45,360
TransAtlantic Petroleum Ltd. (a)	15,428	47,055
TransCanada Corporation	700	25,865
Tri-Valley Corporation (a)	62,216	45,356
Uranerz Energy Corporation (a)	1,000	2,240
Uranium Energy Corporation (a)	69,898	270,505
USEC, Inc. (a)	382,830	2,055,797
Venoco, Inc. (a)	4,025	62,307
Verenium Corporation (a)	28,634	109,668
W&T Offshore, Inc.	92,630	1,007,814
Western Refining, Inc. (a)	234,581	1,559,964
Whiting Petroleum Corporation (a)	500	50,220
Whiting USA Trust I	5,346	123,279
Williams Companies, Inc.	900	19,368
Williams Partners, L.P.	100	4,410
World Fuel Services Corporation	2,640	74,527
Zion Oil & Gas, Inc. (a)	29,020	151,775
		38,578,968
Financials - 10.3%
Capital Markets - 0.9%
AllianceBernstein Holding, L.P.	6,701	163,504
Apollo Investment Corporation	617	6,781
Arlington Asset Investment Corporation	11,874	281,295
BGC Partners, Inc. - Class A	85,859	595,861
BlackRock, Inc. - Class A	600	102,594
Blackstone Group, L.P. (The)	10,500	141,540
Deutsche Bank AG	3,794	219,597
Duff & Phelps Corporation	1,376	19,181
Eaton Vance Corporation	11,700	336,609
Evercore Partners, Inc. - Class A	1,300	39,468
FBR Capital Markets Corporation (a)	77,358	273,847
Federated Investors, Inc. - Class B	6,075	151,328
Franklin Resources, Inc.	400	45,880
Gladstone Capital Corporation	22,267	255,403
Goldman Sachs Group, Inc. (The)	600	96,570
Greenhill & Company, Inc.	14,300	1,110,681
Janus Capital Group, Inc.	299,380	3,161,453
JMP Group, Inc.	411	2,733
KBW, Inc.	2,719	68,791
Knight Capital Group, Inc. (a)	103,659	1,350,677
Morgan Stanley	400	9,948
Oppenheimer Holdings, Inc.	1,184	30,133
Penson Worldwide, Inc. (a)	153,550	790,783
Raymond James Financial, Inc.	1,000	28,220
Rodman & Renshaw Capital Group, Inc. (a)	300	861

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Financials - 10.3% (Continued)
Capital Markets - 0.9% (Continued)
Sanders Morris Harris Group, Inc.	4,683	$27,161
SEI Investments Company	18,800	416,420
State Street Corporation	500	20,880
Stifel Financial Corporation (a)	1,400	66,346
SWS Group, Inc.	20,635	141,762
U.S. Global Investors, Inc.	19,672	155,606
		10,111,913
Commercial Banks - 4.9%
1st Source Corporation	3,700	65,379
Ameris Bancorp	1,314	12,181
Arrow Financial Corporation	572	13,951
Associated Banc-Corp	39,860	505,026
Auburn National Bancorporation, Inc.	200	4,112
BancFirst Corporation	3,349	137,644
Bancorp, Inc. (The) (a)	2,100	15,729
BancorpSouth, Inc.	136,163	1,795,990
BancTrust Financial Group, Inc.	800	2,336
Bank of the Ozarks, Inc.	49,699	1,889,059
Bar Harbor Bankshares	100	2,719
Bridge Bancorp, Inc.	1,000	23,280
Capital City Bank Group, Inc.	18,648	222,844
Capitol Bancorp Ltd. (a)	12,354	14,084
Cascade Bancorp, Inc. (a)	43,934	23,285
Cathay General Bancorp	83,322	1,133,179
CenterState Banks, Inc.	1,009	7,467
Central Pacific Financial Corporation (a)	1,000	1,520
Chemical Financial Corporation	4,880	98,966
Citizens Holding Company	301	5,620
City Bank (a)	13,068	1,568
City Holding Company	85,739	2,717,926
City National Corporation	4,403	227,063
CoBiz Financial, Inc.	113,043	547,128
Colonial Bancgroup, Inc. (The) (a)	108,955	1,416
Columbia Banking Systems, Inc.	73,008	1,329,476
Community Bank System, Inc.	100,362	2,345,460
Community Trust Bancorp, Inc.	557	15,212
Cullen/Frost Bankers, Inc.	1,400	73,416
CVB Financial Corporation	364,789	2,776,044
Danvers Bancorp, Inc.	1,280	19,238
Eagle Bancorp, Inc. (a)	2,621	32,396
First BanCorp (North Carolina)	8,718	116,734
First BanCorp (Puerto Rico) (a)	1,600	488
First Busey Corporation	114,625	531,860
First Commonwealth Financial Corporation	86,720	504,710
First Financial Bankshares, Inc.	34,041	1,608,778
First Horizon National Corporation (a)	84,501	852,613
First South Bancorp, Inc.	4,887	49,065
FNB Corporation	118,841	1,010,148
Frontier Financial Corporation (a)	8,859	1,081

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Financials - 10.3% (Continued)
Commercial Banks - 4.9% (Continued)
Glacier Bancorp, Inc.	86,300	$1,121,900
Great Southern Bancorp, Inc.	15,525	349,157
Green Bankshares, Inc. (a)	16,753	64,667
Hanmi Financial Corporation (a)	229,587	268,617
Independent Bank Corporation	73,218	1,719,891
International Bancshares Corporation	121,694	2,084,618
Lakeland Bancorp, Inc.	23,362	216,566
Lakeland Financial Corporation	313	5,944
Macatawa Bank Corporation (a)	707	1,329
Marshall & Ilsley Corporation	5,800	34,278
National Penn Bancshares, Inc.	220,520	1,431,175
Old Second Bancorp, Inc.	44,084	86,845
Oriental Financial Group, Inc.	5,800	76,734
Pacific Capital Bancorp (a)	200	128
PacWest Bancorp	82,141	1,431,718
Park National Corporation	45,397	2,966,694
Penns Woods Bancorp, Inc.	83	2,735
Pinnacle Financial Partners, Inc. (a)	154,548	1,763,393
Popular, Inc. (a)	51,600	140,868
Premierwest Bancorp, Inc. (a)	68,742	27,098
Regions Financial Corporation	800	5,040
Renasant Corporation	58,860	962,361
Republic Bancorp, Inc. - Class A	3,742	76,486
S&T Bancorp, Inc.	109,109	2,138,536
S.Y. Bancorp, Inc.	4,780	117,110
Sandy Spring Bancorp, Inc.	13,279	231,055
SCBT Financial Corporation	4,667	142,483
Seacoast Banking Corporation of Florida (a)	790	987
Security Bank Corporation (a)	32,973	–
Sierra Bancorp	1,300	13,533
Simmons First National Coporation - Class A	2,078	56,501
Southern Connecticut Bancorp, Inc. (a)	200	1,190
Southside Bancshares, Inc.	11,183	210,352
Sterling Bancorp	3,200	30,048
Suffolk Bancorp	25,908	671,017
SunTrust Banks, Inc.	300	7,506
Synovus Financial Corporation	49,600	107,136
Taylor Capital Group, Inc. (a)	35,736	430,976
TCF Financial Corporation	103,100	1,356,796
Texas Capital Bancshares, Inc. (a)	195,872	3,555,077
Tompkins Financial Corporation	7,466	288,188
Tower Bancorp, Inc.	4,200	90,804
Towne Bank	76,804	1,113,658
Trico Bancshares	6,839	106,620
Trustmark Corporation	7,852	173,451
U.S. Bancorp	1,700	41,106
UMB Financial Corporation	700	25,942
Union First Market Bankshares Corporation	500	6,430
United Bankshares, Inc.	106,659	2,849,928

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Financials - 10.3% (Continued)
Commercial Banks - 4.9% (Continued)
United Security Bancshares	1,018	$9,366
United Security Bancshares, Inc. (a)	2,315	11,343
Univest Corporation of Pennsylvania	2,337	44,076
Valley National Bancorp	21,200	282,808
Washington Trust Bancorp, Inc.	4,112	82,610
Webster Financial Corporation	46,400	794,368
WesBanco, Inc.	5,253	87,252
West Coast Bancorp (a)	34,785	91,484
Westamerica Bancorporation	41,751	2,088,385
Western Alliance Bancorporation (a)	260,267	1,572,013
Whitney Holding Corporation	54,796	453,711
Wilmington Trust Corporation	9,900	70,389
Wilshire Bancorp, Inc.	186,800	1,253,428
Zions Bancorporation	12,600	260,316
		56,442,412
Consumer Finance - 0.3%
Advance America, Cash Advance Centers, Inc.	28,872	144,071
American Express Company	200	8,292
Cash America International, Inc.	8,089	284,975
CompuCredit Holdings Corporation	42,574	239,692
First Marblehead Corporation (The) (a)	19,313	43,068
Green Dot Corporation - Class A (a)	1,100	55,880
SLM Corporation (a)	100	1,190
World Acceptance Corporation (a)	57,337	2,474,092
		3,251,260
Diversified Financial Services - 0.7%
CBOE Holdings, Inc.	24,013	576,552
IntercontinentalExchange, Inc. (a)	100	11,487
JPMorgan Chase & Company	100	3,763
Life Partners Holdings, Inc.	164,522	3,053,528
Moody's Corporation	2,700	73,062
NASDAQ OMX Group, Inc. (The) (a)	2,020	42,461
NewStar Financial, Inc. (a)	10,574	80,468
PHH Corporation (a)	184,500	3,555,315
Portfolio Recovery Associates, Inc. (a)	7,525	504,551
Primus Guaranty Ltd. (a)	1,700	8,449
		7,909,636
Insurance - 0.7%
American Equity Investment Life Holding Company	31,500	341,775
American International Group, Inc. (a)	39,300	1,650,993
AMERISAFE, Inc. (a)	2,490	47,534
AmTrust Financial Services, Inc.	22,240	332,933
Assured Guaranty Ltd.	1,100	20,955
Berkshire Hathaway, Inc. - Class B (a)	100	7,956
Citizens, Inc. (a)	50	346
Crawford & Company - Class B (a)	2,482	6,354
Donegal Group, Inc. - Class A	100	1,385
eHealth, Inc. (a)	52,157	704,641
Fidelity National Financial, Inc. - Class A	6,300	84,357

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Financials - 10.3% (Continued)
Insurance - 0.7% (Continued)
First American Financial Corporation	75,112	$1,054,572
FPIC Insurance Group, Inc. (a)	1,342	47,534
Gerova Financial Group Ltd. (a)	800	4,560
Lincoln National Corporation	300	7,344
Marsh & McLennan Companies, Inc.	100	2,498
Mercer Insurance Group, Inc.	680	12,478
Montpelier Re Holdings Ltd.	7,800	142,896
National Financial Partners Corporation (a)	6,600	91,080
Old Republic International Corporation	22,240	293,568
Primerica, Inc.	7,593	160,364
RLI Corporation	13,456	772,644
StanCorp Financial Group, Inc.	6,400	274,560
Stewart Information Services Corporation	154,477	1,671,441
Tower Group, Inc.	16,708	405,670
W.R. Berkley Corporation	800	22,016
Wesco Financial Corporation	159	57,781
		8,220,235
Real Estate Investment Trusts - 2.2%
Alexandria Real Estate Equities, Inc.	3,280	241,014
AMB Property Corporation	1,200	33,828
American Campus Communities, Inc.	6,000	189,780
American Capital Agency Corporation	3,400	97,648
Ashford Hospitality Trust (a)	91,771	931,476
Capital Trust, Inc. - Class A (a)	78,877	115,160
CapLease, Inc.	245,573	1,439,058
Capstead Mortgage Corporation	9,090	103,626
CBL & Associates Properties, Inc.	102,500	1,607,200
Colony Financial, Inc.	4,200	79,632
Corporate Office Properties Trust	8,500	301,665
Cousins Properties, Inc.	4,420	32,752
DCT Industrial Trust, Inc.	127,400	638,274
Developers Diversified Realty Corporation	32,037	413,277
Douglas Emmett, Inc.	2,900	52,026
Dupont Fabros Technology, Inc.	30,600	768,060
Education Realty Trust, Inc.	142,942	1,072,065
Entertainment Properties Trust	27,800	1,285,194
Equity Lifestyle Properties, Inc.	1,900	108,148
Essex Property Trust, Inc.	1,900	214,624
First Industrial Realty Trust, Inc. (a)	63,329	464,202
Franklin Street Properties Corporation	6,200	82,770
Hatteras Financial Corporation	8,300	243,024
iStar Financial, Inc. (a)	1,119,662	5,116,855
Lexington Realty Trust	119,575	930,294
Liberty Property Trust	1,000	33,460
Medical Properties Trust, Inc.	8,338	93,302
National Retail Properties, Inc.	35,000	948,500
Nationwide Health Properties, Inc.	700	28,581
New York Mortgage Trust, Inc.	100	636
Omega Healthcare Investors, Inc.	6,700	154,100

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Financials - 10.3% (Continued)
Real Estate Investment Trusts - 2.2% (Continued)
Parkway Properties, Inc.	65,653	$1,021,561
Pennsylvania Real Estate Investment Trust	45,363	647,330
PennyMac Mortgage Investment Trust	12,769	220,393
Post Properties, Inc.	20,655	628,738
Potlatch Corporation	1,100	37,455
Redwood Trust, Inc.	51,706	733,191
Strategic Hotels & Resorts, Inc. (a)	1	5
Sun Communities, Inc.	72,930	2,378,247
Sunstone Hotel Investors, Inc. (a)	21,400	232,190
Tanger Factory Outlet Centers, Inc.	2,000	95,840
Taubman Centers, Inc.	1,400	64,988
Terreno Realty Corporation (a)	1,400	25,368
UMH Properties, Inc.	73	773
Walter Investment Management Corporation	3,180	58,258
Washington Real Estate Investment Trust	2,000	64,060
Weingarten Realty Investors	44,788	1,080,734
		25,109,362
Real Estate Management & Development - 0.2%
China Housing & Land Development, Inc. (a)	34,400	82,216
Forest City Enterprises, Inc. (a)	600	8,754
Jones Lang LaSalle, Inc.	3,446	268,995
Kennedy-Wilson Holdings, Inc. (a)	1,563	16,677
St. Joe Company (The) (a)	100,667	2,032,467
		2,409,109
Thrifts & Mortgage Finance - 0.4%
Astoria Financial Corporation	17,000	211,140
Bank Mutual Corporation	13	63
BankAtlantic Bancorp, Inc. (a)	62,296	56,378
Berkshire Hills Bancorporation, Inc.	7,108	137,469
BofI Holding, Inc. (a)	32,074	412,472
Dime Community Bancshares, Inc.	9,386	136,942
ESSA Bancorp, Inc.	7	88
Federal Agricultural Mortgage Corporation - Class C	55,237	650,139
First Niagara Financial Group, Inc.	7,006	83,021
First PacTrust Bancorp, Inc.	3,500	40,250
FirstFed Financial Corporation (a)	23,697	237
Guaranty Financial Group, Inc. (a)	62,759	627
MGIC Investment Corporation (a)	35,780	315,580
NASB Financial, Inc.	300	4,974
New York Community Bancorp, Inc.	400	6,772
Ocwen Financial Corporation (a)	22,073	190,490
Provident Financial Services, Inc.	16,081	203,264
Roma Financial Corporation	100	991
Territorial Bancorp, Inc.	600	10,182
Triad Guaranty, Inc. (a)	9,250	2,220
TrustCo Bank Corporation	325,526	1,754,585
Waterstone Financial, Inc. (a)	187	699
Westfield Financial, Inc.	2,653	22,418
		4,241,001

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Health Care - 7.5%
Biotechnology - 2.2%
Accentia Biopharmaceuticals, Inc. (a)	900	$1,287
Achillion Pharmaceuticals, Inc. (a)	6,500	18,590
Acorda Therapeutics, Inc. (a)	52,200	1,411,488
ADVENTRX Pharmaceuticals, Inc. (a)	6,400	13,504
Allos Therapeutics, Inc. (a)	321,341	1,278,937
Alnylam Pharmaceuticals, Inc. (a)	80,743	1,060,963
Amgen, Inc. (a)	100	5,719
Amylin Pharmaceuticals, Inc. (a)	3,190	41,566
Anadys Pharmaceuticals, Inc. (a)	1,700	2,465
ARCA biopharma, Inc. (a)	1,600	6,224
Arena Pharmaceuticals, Inc. (a)	528,246	871,606
AspenBio Pharma, Inc. (a)	2,227	1,514
AVI BioPharma, Inc. (a)	63,898	135,464
BioCryst Pharmaceuticals, Inc. (a)	61,070	302,907
Biogen Idec, Inc. (a)	700	43,897
BioMarin Pharmaceutical, Inc. (a)	43,400	1,135,344
BioSante Pharmaceuticals, Inc. (a)	54,308	81,462
BioSpecifics Technologies Corporation (a)	584	16,060
BioTime, Inc. (a)	111,999	671,994
Celgene Corporation (a)	400	24,828
Cell Therapeutics, Inc. (a)	524,206	197,101
CEL-SCI Corporation (a)	21,600	14,835
Cephalon, Inc. (a)	400	26,576
Chelsea Therapeutics International Ltd. (a)	25,233	128,688
China Biologic Products, Inc. (a)	6,433	62,979
Clinical Data, Inc. (a)	2,737	51,976
Codexis, Inc. (a)	300	3,072
Cyclacel Pharmaceuticals, Inc. (a)	700	1,148
Cytori Therapeutics, Inc. (a)	155,886	757,606
CytRx Corporation (a)	3,500	3,024
DARA BioSciences, Inc. (a)	600	1,398
Dendreon Corporation (a)	1,300	47,450
Exact Sciences Corporation (a)	26,740	183,436
Genomic Health, Inc. (a)	9,584	135,709
GenVec, Inc. (a)	70,332	40,793
GTx, Inc. (a)	244,074	683,407
Hemispherx Biopharma, Inc. (a)	41,460	21,456
Human Genome Sciences, Inc. (a)	1,000	26,880
ImmunoGen, Inc. (a)	2,300	18,906
Immunomedics, Inc. (a)	99,703	391,833
Incyte Corporation (a)	33,612	559,976
Insmed, Inc. (a)	4,880	3,558
Introgen Therapeutics, Inc. (a)	45,612	114
Isis Pharmaceuticals, Inc. (a)	61,417	561,351
Keryx Biopharmaceuticals, Inc. (a)	95,600	493,296
Ligand Pharmaceuticals, Inc. - Class B (a)	200	324
MannKind Corporation (a)	250,133	1,595,849
Marina Biotech, Inc. (a)	2,100	4,389
Martek Biosciences Corporation (a)	8,091	177,597

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Health Care - 7.5% (Continued)
Biotechnology - 2.2% (Continued)
Medivation, Inc. (a)	71,207	$822,441
Metabolix, Inc. (a)	226,715	3,164,941
Momenta Pharmaceuticals, Inc. (a)	53,487	893,768
Myriad Genetics, Inc. (a)	14,300	284,999
Nabi Biopharmaceuticals (a)	77,277	379,430
Neuralstem, Inc. (a)	14,309	31,909
NeurogesX, Inc. (a)	12,682	88,394
Novavax, Inc. (a)	315,477	766,609
Nymox Pharmaceutical Corporation (a)	1,800	7,560
Omeros Corporation (a)	12,275	98,445
OncoGenex Pharmaceuticals, Inc. (a)	17,397	274,699
Oncothyreon, Inc. (a)	6,700	23,048
Opexa Therapeutics, Inc. (a)	2,800	4,228
Orexigen Therapeutics, Inc. (a)	223,058	1,179,977
Osiris Therapeutics, Inc. (a)	4,969	36,522
Pharmacyclics, Inc. (a)	154,500	945,540
Poniard Pharmaceuticals, Inc. (a)	1,448	771
Progenics Pharmaceuticals, Inc. (a)	27,583	129,640
PROLOR Biotech, Inc. (a)	9,168	55,100
Protalix BioTherapeutics, Inc. (a)	7,751	74,875
Rexahn Pharmaceuticals, Inc. (a)	22,636	25,126
Rigel Pharmaceuticals, Inc. (a)	11,425	94,942
RXi Pharmaceuticals Corporation (a)	20,330	67,902
Savient Pharmaceuticals, Inc. (a)	20,800	258,128
SIGA Technologies, Inc. (a)	6,340	84,005
Spectrum Pharmaceuticals, Inc. (a)	239,529	1,017,998
StemCells, Inc. (a)	371	330
Synta Pharmaceuticals Corporation (a)	3,003	11,111
Theravance, Inc. (a)	9,600	195,648
Vanda Pharmaceuticals, Inc. (a)	58,191	425,376
Vertex Pharmaceuticals, Inc. (a)	600	22,998
ZIOPHARM Oncology, Inc. (a)	25,158	108,431
		24,895,437
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc. (a)	7,096	170,375
Abiomed, Inc. (a)	154,094	1,588,709
Alere, Inc. (a)	51,240	1,514,142
Alimera Sciences, Inc. (a)	187	2,010
ArthroCare Corporation (a)	4,646	126,743
Baxter International, Inc.	400	20,360
Becton, Dickinson and Company	400	30,208
Boston Scientific Corporation (a)	21,917	139,830
BSD Medical Corporation (a)	89,638	425,781
CareFusion Corporation (a)	1,400	33,796
Cerus Corporation (a)	94,935	312,336
Conceptus, Inc. (a)	89,129	1,266,523
CONMED Corporation (a)	5,200	114,452
Cooper Companies, Inc. (The)	15,700	774,638
Cutera, Inc. (a)	200	1,446

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Health Care - 7.5% (Continued)
Health Care Equipment & Supplies - 2.6% (Continued)
Delcath Systems, Inc. (a)	140,700	$1,194,543
Edwards Lifesciences Corporation (a)	1,000	63,910
Greatbatch, Inc. (a)	68,020	1,479,435
Haemonetics Corporation (a)	10,000	546,500
Hill-Rom Holdings, Inc.	3,000	116,250
Hospira, Inc. (a)	400	23,792
ICU Medical, Inc. (a)	41,805	1,525,882
Insulet Corporation (a)	95,195	1,518,360
Integra LifeSciences Holdings Corporation (a)	1,400	60,228
Intuitive Surgical, Inc. (a)	100	26,295
Invacare Corporation	48,829	1,318,383
Kensey Nash Corporation (a)	57,804	1,558,396
Kinetic Concepts, Inc. (a)	5,100	193,953
MAKO Surgical Corporation (a)	174,761	1,883,924
Masimo Corporation (a)	45,100	1,360,667
MELA Sciences, Inc. (a)	526,754	3,961,190
Meridian Bioscience, Inc.	38,500	881,265
NuVasive, Inc. (a)	19,300	505,660
OraSure Technologies, Inc. (a)	23,491	95,608
Quidel Corporation (a)	172,551	1,994,690
ResMed, Inc. (a)	200	6,374
Rockwell Medical Technologies, Inc. (a)	2,107	17,952
SonoSite, Inc. (a)	3,009	93,791
Spectranetics Corporation (The) (a)	47	221
Stereotaxis, Inc. (a)	403,716	1,594,678
STERIS Corporation	5,059	173,119
SurModics, Inc. (a)	25,266	302,181
Syneron Medical Ltd. (a)	1,300	13,689
Synovis Life Technologies, Inc. (a)	427	6,405
Thoratec Corporation (a)	4,400	143,616
Unilife Corporation (a)	2,086	11,932
Uroplasty, Inc. (a)	500	2,325
Varian Medical Systems, Inc. (a)	200	12,644
West Pharmaceutical Services, Inc.	20,403	728,183
Zimmer Holdings, Inc. (a)	400	18,976
		29,956,366
Health Care Providers & Services - 1.3%
Air Methods Corporation (a)	33,554	1,372,359
Amedisys, Inc. (a)	33,420	850,873
American Dental Partners, Inc. (a)	800	9,328
AMERIGROUP Corporation (a)	11,400	475,722
Bio-Reference Laboratories, Inc. (a)	64,974	1,400,839
BioScrip, Inc. (a)	13,528	76,163
Brookdale Senior Living, Inc. (a)	7,200	135,216
Chemed Corporation	900	53,046
CIGNA Corporation	400	14,076
Emeritus Corporation (a)	127,054	2,369,557
Express Scripts, Inc. (a)	400	19,408
Gentiva Health Services, Inc. (a)	3,600	83,808

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Health Care - 7.5% (Continued)
Health Care Providers & Services - 1.3% (Continued)
HealthSouth Corporation (a)	88,021	$1,592,300
Henry Schein, Inc. (a)	100	5,615
HMS Holdings Corporation (a)	4,500	270,495
Humana, Inc. (a)	500	29,145
IPC The Hospitalist Company, Inc. (a)	3,008	96,346
Kindred Healthcare, Inc. (a)	1,809	24,819
Laboratory Corporation of America Holdings (a)	100	8,132
Landauer, Inc.	1,500	91,635
LHC Group, Inc. (a)	14,400	387,360
Lincare Holdings, Inc.	100	2,622
Magellan Health Services, Inc. (a)	670	32,160
Medco Health Solutions, Inc. (a)	700	36,771
Mednax, Inc. (a)	6,780	401,444
MWI Veterinary Supply, Inc. (a)	7,499	428,943
Omnicare, Inc.	1,800	43,416
Patterson Companies, Inc.	7,800	215,670
Prospect Medical Holdings, Inc. (a)	6,583	55,561
PSS World Medical, Inc. (a)	55,012	1,299,934
Quest Diagnostics, Inc.	400	19,656
Select Medical Holdings Corporation (a)	14,251	106,597
Sharps Compliance Corporation (a)	4,100	18,245
Skilled Healthcare Group, Inc. - Class A (a)	13,774	51,652
UnitedHealth Group, Inc.	400	14,420
Universal American Corporation	9,600	154,368
WellCare Health Plans, Inc. (a)	84,601	2,350,216
		14,597,917
Health Care Technology - 0.3%
athenahealth, Inc. (a)	36,339	1,452,470
iCad, Inc. (a)	400	584
MedAssets, Inc. (a)	1,400	25,956
MedQuist, Inc.	14,372	121,874
Quality Systems, Inc.	27,703	1,780,195
		3,381,079
Life Sciences Tools & Services - 0.1%
Affymetrix, Inc. (a)	2,200	9,856
Albany Molecular Research, Inc. (a)	5,112	32,717
Apricus Biosciences, Inc. (a)	6,600	11,682
Arrowhead Research Corporation (a)	13,984	13,822
Caliper Life Sciences, Inc. (a)	4,186	18,837
Compugen Ltd. (a)	100	462
Covance, Inc. (a)	5,200	244,348
eResearchTechnology, Inc. (a)	13	99
Furiex Pharmaceuticals, Inc. (a)	358	4,120
Life Technologies Corporation (a)	400	20,072
Mettler-Toledo International, Inc. (a)	700	91,392
Sequenom, Inc. (a)	204,574	1,299,045
		1,746,452
Pharmaceuticals - 1.0%
Abbott Laboratories	400	20,528

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Health Care - 7.5% (Continued)
Pharmaceuticals - 1.0% (Continued)
Acura Pharmaceuticals, Inc. (a)	4,424	$11,591
Adolor Corporation (a)	400	496
Alexza Pharmaceuticals, Inc. (a)	137,838	143,352
Angiotech Pharmaceuticals, Inc. (a)	1,331	675
Aoxing Pharmaceutical Company, Inc. (a)	5,277	13,351
Ardea Biosciences, Inc. (a)	66,640	1,420,765
Auxilium Pharmaceuticals, Inc. (a)	77,312	1,913,472
AVANIR Pharmaceuticals, Inc. - Class A (a)	236,940	575,764
Biodel, Inc. (a)	71,219	257,101
BioMimetic Therapeutics, Inc. (a)	71,641	812,409
BMP Sunstone Corporation (a)	9,400	92,496
Bristol-Myers Squibb Company	400	10,760
Cadence Pharmaceuticals, Inc. (a)	220,779	1,960,518
Eli Lilly & Company	400	14,080
Generex Biotechnology Corporation (a)	61,100	20,774
Hi-Tech Pharmacal Company, Inc. (a)	16,000	346,080
Jiangbo Pharmaceuticals, Inc. (a)	1,269	8,502
Johnson & Johnson	400	25,468
Merck & Company, Inc.	400	14,512
Nektar Therapeutics (a)	55,200	804,264
NeoStem, Inc. (a)	19,715	37,064
Oculus Innovative Sciences, Inc. (a)	4,900	7,595
Optimer Pharmaceuticals, Inc. (a)	62,651	588,293
Pain Therapeutics, Inc. (a)	4,809	36,933
Perrigo Company	400	26,352
Pfizer, Inc.	1,400	24,360
Questcor Pharmaceuticals, Inc. (a)	10,205	125,215
Raptor Pharmaceutical Corporation (a)	11,114	37,343
Salix Pharmaceuticals Ltd. (a)	10,966	414,844
Somaxon Pharmaceuticals, Inc. (a)	229,209	641,785
VIVUS, Inc. (a)	15,880	122,911
XenoPort, Inc. (a)	107,155	830,451
		11,360,104
Industrials - 9.0%
Aerospace & Defense - 0.4%
AeroVironment, Inc. (a)	24,125	565,973
American Science & Engineering, Inc.	1,667	137,277
Applied Energetics, Inc. (a)	13,332	13,865
Arotech Corporation (a)	1,100	2,134
Ascent Solar Technologies, Inc. (a)	37,009	161,729
Curtiss-Wright Corporation	13	401
DigitalGlobe, Inc. (a)	573	18,709
GenCorp, Inc. (a)	134,964	657,275
HEICO Corporation	28,415	1,414,499
Herley Industries, Inc. (a)	1,895	31,476
Precision Castparts Corporation	400	54,632
Taser International, Inc. (a)	359,873	1,425,097
		4,483,067

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Industrials - 9.0% (Continued)
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	4,408	$230,362
FedEx Corporation	400	35,088
Hub Group, Inc. (a)	2,888	93,773
Pacer International, Inc. (a)	93,452	520,528
United Parcel Service, Inc. - Class B	300	20,202
UTi Worldwide, Inc.	66,900	1,285,818
		2,185,771
Airlines - 1.0%
Allegiant Travel Company	83,144	3,915,251
AMR Corporation (a)	497,060	3,916,833
Delta Air Lines, Inc. (a)	10,300	143,067
JetBlue Airways Corporation (a)	174,481	1,217,877
Pinnacle Airlines Corporation (a)	1,582	9,112
Republic Airways Holdings, Inc. (a)	156,948	1,458,047
United Continental Holdings, Inc. (a)	28,125	816,750
		11,476,937
Building Products - 0.7%
A.O. Smith Corporation	44,600	2,498,938
AAON, Inc.	73,299	1,799,490
American Woodmark Corporation	22,760	402,852
Apogee Enterprises, Inc.	55,081	577,800
Builders FirstSource, Inc. (a)	231,377	467,381
Insteel Industries, Inc.	34,203	293,804
Owens Corning, Inc. (a)	14,420	389,917
Simpson Manufacturing Company, Inc.	2,100	55,818
Trex Company, Inc. (a)	101,528	1,822,428
		8,308,428
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	126,677	2,856,566
ACCO Brands Corporation (a)	26,100	162,603
Avery Dennison Corporation	1,200	43,620
Bowne & Company, Inc.	149,122	1,692,535
Cintas Corporation	1,000	27,470
EnerNOC, Inc. (a)	45,435	1,366,230
Healthcare Services Group, Inc.	24,100	579,123
Herman Miller, Inc.	74,000	1,423,020
HNI Corporation	65,491	1,615,008
Industrial Services of America, Inc. (a)	33,551	512,324
InnerWorkings, Inc. (a)	196,576	1,350,477
Interface, Inc.	12,173	175,170
McGrath RentCorp	3,792	95,976
Mine Safety Appliances Company	38,290	1,078,246
Mobile Mini, Inc. (a)	111,061	1,935,793
Perma-Fix Environmental Services, Inc. (a)	147	247
R.R. Donnelley & Sons Company	19,271	355,550
RINO International Corporation (a)	63,313	1,161,160
Ritchie Bros. Auctioneers, Inc.	700	14,826
Standard Parking Corporation (a)	400	6,836

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Industrials - 9.0% (Continued)
Commercial Services & Supplies - 1.5% (Continued)
Steelcase, Inc. - Class A	32,300	$271,643
		16,724,423
Construction & Engineering - 0.5%
Comfort Systems USA, Inc.	32,330	370,179
EMCOR Group, Inc. (a)	6,200	160,270
Granite Construction, Inc.	149,086	3,604,899
Insituform Technologies, Inc. - Class A (a)	50,712	1,095,379
MYR Group, Inc. (a)	5,400	84,186
Northwest Pipe Company (a)	8,056	151,614
Orion Marine Group, Inc. (a)	29,847	373,386
Pike Electric Corporation (a)	31,897	241,141
		6,081,054
Electrical Equipment - 0.9%
A123 Systems, Inc. (a)	85,892	834,870
Acuity Brands, Inc.	8,200	410,574
A-Power Energy Generation Systems Ltd. (a)	19,200	137,088
Baldor Electric Company	5,472	229,933
Belden, Inc.	4,000	111,600
Capstone Turbine Corporation (a)	1,500	1,125
China BAK Battery, Inc. (a)	157,830	301,455
Encore Wire Corporation	101,406	2,105,188
Ener1, Inc. (a)	629,339	2,278,207
EnerSys, Inc. (a)	26,600	701,176
GrafTech International Ltd. (a)	22,300	367,281
Harbin Electric, Inc. (a)	57,370	1,236,897
Hoku Corporation (a)	16,317	45,688
Hubbell, Inc. - Class B	600	32,412
II-VI, Inc. (a)	9,996	393,243
LGL Group, Inc. (a)	230	5,971
Medis Technologies Ltd. (a)	20,819	458
Nexxus Lighting, Inc. (a)	300	795
Ocean Power Technologies, Inc. (a)	4,100	26,814
PowerSecure International, Inc. (a)	57,175	538,017
Satcon Technology Corporation (a)	154,199	619,880
Ultralife Corporation (a)	400	2,100
UQM Technologies, Inc. (a)	28,039	66,172
Valence Technology, Inc. (a)	128,120	163,994
Woodward Governor Company	638	19,995
		10,630,933
Industrial Conglomerates - 0.0%
United Capital Corporation (a)	170	4,597

Machinery - 2.3%
Actuant Corporation - Class A	600	13,482
Albany International Corporation - Class A	22,500	459,000
ArvinMeritor, Inc. (a)	7,200	119,376
Astec Industries, Inc. (a)	49,210	1,450,219
Badger Meter, Inc.	39,793	1,652,603

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Industrials - 9.0% (Continued)
Machinery - 2.3% (Continued)
Briggs & Stratton Corporation	116,090	$2,043,184
Bucyrus International, Inc. - Class A	500	34,080
China Fire & Security Group, Inc. (a)	97,518	774,293
China Valves Technology, Inc. (a)	201,230	1,754,726
CLARCOR, Inc.	700	27,762
Cummins, Inc.	200	17,620
Donaldson Company, Inc.	2,820	137,390
Energy Recovery, Inc. (a)	252,216	897,889
EnPro Industries, Inc. (a)	13,700	481,418
Flow International Corporation (a)	400	1,056
FreightCar America, Inc.	69,450	1,837,647
Gorman-Rupp Company (The)	48,952	1,459,749
Graco, Inc.	78,800	2,711,508
Lincoln Electric Holdings, Inc.	7,800	466,128
Met-Pro Corporation	46	519
Middleby Corporation (The) (a)	16,605	1,239,729
Nordson Corporation	900	70,218
Oshkosh Corporation (a)	6,000	177,060
PACCAR, Inc.	100	5,126
PMFG, Inc. (a)	2,315	36,230
Sun Hydraulics Corporation	21,360	663,655
Terex Corporation (a)	150,800	3,385,460
Toro Company (The)	23,644	1,342,034
Valmont Industries, Inc.	2,100	165,585
Wabash National Corporation (a)	83,300	671,398
Watts Water Technologies, Inc. - Class A	960	33,763
Westinghouse Air Brake Technologies Corporation	44,443	2,081,710
		26,211,617
Marine - 0.3%
Alexander & Baldwin, Inc.	7,720	265,800
American Commercial Lines, Inc. (a)	11,432	378,971
Eagle Bulk Shipping, Inc. (a)	26,700	136,971
Excel Maritime Carriers Ltd. (a)	166,057	966,452
Kirby Corporation (a)	41,955	1,803,645
		3,551,839
Professional Services - 0.3%
Advisory Board Company (The) (a)	4,267	199,738
CBIZ, Inc. (a)	15,534	91,961
CoStar Group, Inc. (a)	19,294	958,140
CRA International, Inc. (a)	1,400	26,110
Equifax, Inc.	2,020	66,923
FTI Consulting, Inc. (a)	8,925	316,481
Kelly Services, Inc. - Class A (a)	28,705	426,269
Lightbridge Corporation (a)	10,443	58,063
Manpower, Inc.	800	43,784
Odyssey Marine Exploration, Inc. (a)	1,000	2,220
Resources Connection, Inc.	17,876	289,412
Robert Half International, Inc.	4,900	132,839
School Specialty, Inc. (a)	33,399	447,547

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Industrials - 9.0% (Continued)
Professional Services - 0.3% (Continued)
Verisk Analytics, Inc. - Class A (a)	2,500	$74,525
		3,134,012
Road & Rail - 0.1%
Con-Way, Inc.	11,300	373,013
CSX Corporation	100	6,145
Dollar Thrifty Automotive Group, Inc. (a)	700	32,480
Genesee & Wyoming, Inc. (a)	2,400	110,952
Hertz Global Holdings, Inc. (a)	3,328	37,673
Old Dominion Freight Line, Inc. (a)	14,800	415,140
Quality Distribution, Inc. (a)	4,500	32,175
		1,007,578
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	400	12,164
BlueLinx Holdings, Inc. (a)	155	488
China Armco Metals, Inc. (a)	2,300	8,579
GATX Corporation	52,600	1,665,316
Houston Wire & Cable Company	128,041	1,476,313
MSC Industrial Direct Company, Inc.	4,700	267,618
Rush Enterprises, Inc. - Class A (a)	46,083	732,259
Titan Machinery, Inc. (a)	52,313	1,016,965
Watsco, Inc.	1,000	55,970
WESCO International, Inc. (a)	93,600	4,007,952
		9,243,624
Information Technology - 10.6%
Communications Equipment - 1.3%
Acme Packet, Inc. (a)	7,200	284,760
ADTRAN, Inc.	74,900	2,417,023
Arris Group, Inc. (a)	25,835	240,524
Aruba Networks, Inc. (a)	8,100	177,471
AudioCodes Ltd. (a)	16,155	80,613
Aviat Networks, Inc. (a)	224,612	1,021,985
BigBand Networks, Inc. (a)	24,418	72,522
CIENA Corporation (a)	211,600	2,939,124
CommScope, Inc. (a)	2,700	85,482
DG FastChannel, Inc. (a)	45,274	1,066,203
F5 Networks, Inc. (a)	1,100	129,470
Globecomm Systems, Inc. (a)	361	3,231
InterDigital, Inc. (a)	79,220	2,659,415
Meru Networks, Inc. (a)	28,074	425,602
Mitel Networks Corporation (a)	200	1,328
Motorola, Inc. (a)	1,400	11,410
Opnext, Inc. (a)	1,500	2,265
Polycom, Inc. (a)	4,100	138,498
Powerwave Technologies, Inc. (a)	272,278	593,566
QUALCOMM, Inc.	600	27,078
Riverbed Technology, Inc. (a)	6,200	356,748
Symmetricom, Inc. (a)	28,805	179,455
Telestone Technologies Corporation (a)	85,800	1,005,576

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Information Technology - 10.6% (Continued)
Communications Equipment - 1.3% (Continued)
UTStarcom, Inc. (a)	343,710	$694,294
		14,613,643
Computers & Peripherals - 0.7%
Apple, Inc. (a)	200	60,174
Avid Technology, Inc. (a)	159,192	2,009,003
Dell, Inc. (a)	20,400	293,352
Hutchinson Technology, Inc. (a)	138,596	472,612
Imation Corporation (a)	32,748	318,966
Intermec, Inc. (a)	1,541	17,953
Intevac, Inc. (a)	7,722	77,992
Lexmark International, Inc. - Class A (a)	600	22,818
NCR Corporation (a)	8,480	116,346
NetApp, Inc. (a)	800	42,600
Quantum Corporation (a)	276	933
Rimage Corporation (a)	100	1,483
Silicon Graphics International Corporation (a)	100	757
SMART Technologies, Inc. - Class A (a)	8,400	109,116
STEC, Inc. (a)	15,004	234,062
Stratasys, Inc. (a)	30,107	942,951
Synaptics, Inc. (a)	125,313	3,374,679
Western Digital Corporation (a)	7,300	233,746
		8,329,543
Electronic Equipment, Instruments & Components - 1.5%
Advanced Photonix, Inc. - Class A (a)	400	396
Agilent Technologies, Inc. (a)	600	20,880
Anixter International, Inc.	25,452	1,366,518
Avnet, Inc. (a)	1,600	47,648
Brightpoint, Inc. (a)	1,800	13,482
Comverge, Inc. (a)	93,435	714,778
Daktronics, Inc.	62,378	681,168
Digital Ally, Inc. (a)	4,000	7,560
Dolby Laboratories, Inc. - Class A (a)	6,700	413,256
DTS, Inc. (a)	48,634	1,935,633
Echelon Corporation (a)	87,087	685,375
Electro Rent Corporation	363	5,394
FARO Technologies, Inc. (a)	4,364	105,347
FLIR Systems, Inc. (a)	3,100	86,304
Funtalk China Holdings Ltd. (a)	3,621	23,899
Gerber Scientific, Inc. (a)	400	2,676
L-1 Identity Solutions, Inc. (a)	20,668	243,676
Maxwell Technologies, Inc. (a)	113,581	1,842,284
Methode Electronics, Inc.	30,618	284,441
Microvision, Inc. (a)	887,757	1,819,902
MTS Systems Corporation	24,443	800,997
Plexus Corporation (a)	2,273	68,985
RadiSys Corporation (a)	86,549	845,584
Research Frontiers, Inc. (a)	21,262	87,174
Sanmina-SCI Corporation (a)	182,800	2,409,304
SMTC Corporation (a)	200	764

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Information Technology - 10.6% (Continued)
Electronic Equipment, Instruments & Components - 1.5% (Continued)
Superconductor Technologies, Inc. (a)	2,400	$4,008
SYNNEX Corporation (a)	29,810	865,682
Tech Data Corporation (a)	1,026	44,108
Technitrol, Inc.	168,476	774,989
TTM Technologies, Inc. (a)	14,503	151,991
Universal Display Corporation (a)	16,900	423,176
		16,777,379
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	800	41,336
Archipelago Learning, Inc. (a)	4,611	48,738
Art Technology Group, Inc. (a)	177,272	742,770
BroadVision, Inc. (a)	100	1,116
Constant Contact, Inc. (a)	110,947	2,551,781
DealerTrack Holdings, Inc. (a)	111,628	2,156,653
Digital River, Inc. (a)	45,400	1,691,604
EarthLink, Inc.	142,641	1,282,343
eBay, Inc. (a)	1,700	50,677
Equinix, Inc. (a)	1,300	109,512
GSI Commerce, Inc. (a)	80,578	1,967,715
HSW International, Inc. (a)	500	3,205
iPass, Inc. (a)	354	407
j2 Global Communications, Inc. (a)	88,237	2,325,045
KIT digital, Inc. (a)	143,769	1,979,699
Knot, Inc. (The) (a)	31,944	288,774
Local.com Corporation (a)	76,384	316,230
LogMeIn, Inc. (a)	10,974	435,997
LoopNet, Inc. (a)	27,540	290,547
MercadoLibre, Inc. (a)	800	52,904
ModusLink Global Solutions, Inc. (a)	19,660	130,346
Move, Inc. (a)	88,148	208,029
NIC, Inc.	200	1,736
OpenTable, Inc. (a)	6,278	385,155
QuinStreet, Inc. (a)	67,212	1,043,802
Rackspace Hosting, Inc. (a)	97,300	2,428,608
SAVVIS, Inc. (a)	12,816	307,456
Sohu.com, Inc. (a)	1,100	81,950
Support.com, Inc. (a)	75,678	429,094
TechTarget, Inc. (a)	751	3,935
Terremark Worldwide, Inc. (a)	163,065	1,629,019
Vocus, Inc. (a)	3,320	73,538
WebMD Health Corporation (a)	4,900	256,172
Yahoo, Inc. (a)	5,600	92,456
		23,408,349
IT Services - 0.7%
CIBER, Inc. (a)	45,376	166,530
Cognizant Technology Solutions Corporation (a)	400	26,076
DJSP Enterprises, Inc. (a)	7,386	7,386
Dynamics Research Corporation (a)	100	1,130
Echo Global Logistics, Inc. (a)	33,703	478,583

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Information Technology - 10.6% (Continued)
IT Services - 0.7% (Continued)
Euronet Worldwide, Inc. (a)	76,060	$1,373,644
Fidelity National Information Services, Inc.	100	2,710
Global Payments, Inc.	91,300	3,557,048
Heartland Payment Systems, Inc.	92,322	1,318,358
Integral Systems, Inc. (a)	91	773
Mantech International Corporation - Class A (a)	11,047	433,153
MasterCard, Inc. - Class A	100	24,006
Ness Technologies, Inc. (a)	25,500	122,910
SAIC, Inc. (a)	200	3,108
Stream Global Services, Inc. (a)	1,107	4,162
Visa, Inc. - Class A	800	62,536
Wright Express Corporation (a)	16,440	619,952
Zanett, Inc. (a)	2,800	4,144
		8,206,209
Office Electronics - 0.0%
Xerox Corporation	1,100	12,870

Semiconductors & Semiconductor Equipment - 1.9%
Advanced Analogic Technologies, Inc. (a)	37,010	139,158
Advanced Micro Devices, Inc. (a)	28,700	210,371
Aixtron AG	8,400	273,168
Analog Devices, Inc.	100	3,367
Atheros Communications, Inc. (a)	4,000	124,160
AXT, Inc. (a)	25,100	207,075
Cabot Microelectronics Corporation (a)	60,839	2,350,210
Cavium Networks, Inc. (a)	45,000	1,434,150
Cree, Inc. (a)	400	20,516
Cymer, Inc. (a)	8,017	296,228
DayStar Technologies, Inc. (a)	6,400	12,544
Energy Conversion Devices, Inc. (a)	474,788	2,141,294
Evergreen Solar, Inc. (a)	18,600	17,298
FormFactor, Inc. (a)	26,100	253,953
Hittite Microwave Corporation (a)	9,400	485,698
Ikanos Communications, Inc. (a)	105	120
Intersil Corporation - Class A	35,100	459,459
Kopin Corporation (a)	106,800	406,908
Maxim Integrated Products, Inc.	200	4,332
MaxLinear, Inc. - Class A (a)	26,600	277,704
Micrel, Inc.	86,500	1,030,215
Micron Technology, Inc. (a)	3,000	24,810
Mindspeed Technologies, Inc. (a)	33,300	245,754
Monolithic Power Systems, Inc. (a)	32,745	526,212
MoSys, Inc. (a)	1,800	8,514
National Semiconductor Corporation	21,500	294,550
NetLogic Microsystems, Inc. (a)	48,582	1,460,375
NVE Corporation (a)	2,900	139,577
NVIDIA Corporation (a)	16,900	203,307
NXP Semiconductors N.V. (a)	31,800	419,442
ON Semiconductor Corporation (a)	5,900	45,253

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Information Technology - 10.6% (Continued)
Semiconductors & Semiconductor Equipment - 1.9% (Continued)
PLX Technology, Inc. (a)	1,100	$3,916
Power Integrations, Inc.	46,417	1,585,605
Sigma Designs, Inc. (a)	171,927	1,961,687
Silicon Laboratories, Inc. (a)	68,000	2,713,200
Skyworks Solutions, Inc. (a)	12,400	284,084
Standard Microsystems Corporation (a)	17,990	434,279
SunPower Corporation - Class A (a)	18,800	256,432
SunPower Corporation - Class B (a)	21,264	280,685
Ultra Clean Holdings, Inc. (a)	29	218
Veeco Instruments, Inc. (a)	7,900	330,615
		21,366,443
Software - 2.5%
Activision Blizzard, Inc.	300	3,441
Adobe Systems, Inc. (a)	600	16,890
Advent Software, Inc. (a)	39,056	2,098,088
AsiaInfo Linkage, Inc. (a)	8,485	188,537
Blackbaud, Inc.	47,212	1,198,713
Blackboard, Inc. (a)	27,837	1,161,916
Citrix Systems, Inc. (a)	600	38,442
CommVault Systems, Inc. (a)	3,400	98,362
Convio, Inc. (a)	200	1,794
Ebix, Inc. (a)	70,400	1,738,880
Electronic Arts, Inc. (a)	400	6,340
Fair Isaac Corporation	135,882	3,266,603
Informatica Corporation (a)	8,300	337,727
Intuit, Inc. (a)	600	28,800
Lawson Software, Inc. (a)	316,470	2,816,583
Manhattan Associates, Inc. (a)	26,544	817,024
MicroStrategy, Inc. - Class A (a)	600	54,378
Motricity, Inc. (a)	2,450	53,827
NetSuite, Inc. (a)	61,230	1,253,990
Parametric Technology Corporation (a)	4,000	85,880
Pegasystems, Inc.	34,360	929,438
Quest Software, Inc. (a)	7,200	188,424
RealD, Inc. (a)	7,100	148,532
RealPage, Inc. (a)	1,100	25,388
Renaissance Learning, Inc.	6,151	85,930
Rosetta Stone, Inc. (a)	33,453	774,437
salesforce.com, inc. (a)	400	46,428
Shanda Interactive Entertainment Ltd. (a)	24,700	998,127
Solarwinds, Inc. (a)	8,200	148,830
Sonic Solutions, Inc. (a)	101,034	1,209,377
SuccessFactors, Inc. (a)	43,200	1,171,584
Symantec Corporation (a)	3,500	56,630
TeleCommunication Systems, Inc. (a)	25,052	135,531
THQ, Inc. (a)	295,110	1,180,440
TiVo, Inc. (a)	20,569	229,139
Tyler Technologies, Inc. (a)	68,619	1,400,514
Ultimate Software Group, Inc. (The) (a)	39,505	1,634,717

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Information Technology - 10.6% (Continued)
Software - 2.5% (Continued)
VASCO Data Security International, Inc. (a)	59,546	$475,773
VirnetX Holding Corporation	74,606	1,383,941
VMware, Inc. - Class A (a)	400	30,584
Wave Systems Corporation - Class A (a)	245,784	580,050
		28,100,029
Materials - 3.6%
Chemicals - 1.5%
ADA-ES, Inc. (a)	1,600	9,504
Air Products and Chemicals, Inc.	100	8,497
Airgas, Inc.	400	28,372
Albemarle Corporation	1,200	60,156
Altair Nanotechnologies, Inc. (a)	168,552	92,299
American Vanguard Corporation	78,491	578,479
Ashland, Inc.	2,100	108,423
Balchem Corporation	20,248	618,779
Calgon Carbon Corporation (a)	14,557	218,500
China Agritech, Inc. (a)	119,454	1,534,984
China Green Agriculture, Inc. (a)	343,797	2,526,908
Hawkins, Inc.	39,404	1,414,603
International Flavors & Fragrances, Inc.	8,000	401,280
Kronos Worldwide, Inc. (a)	1,724	69,736
Mosaic Company (The)	900	65,844
NewMarket Corporation	1,130	133,928
Olin Corporation	20,416	408,116
Sensient Technologies Corporation	38,700	1,250,397
ShengdaTech, Inc. (a)	47,871	303,023
Sherwin-Williams Company (The)	300	21,891
Stepan Company	32,441	2,187,821
STR Holdings, Inc. (a)	48,861	1,214,196
Valhi, Inc.	4,886	98,599
W.R. Grace & Company (a)	6,700	214,802
Westlake Chemical Corporation	5,324	170,155
Yongye International, Inc. (a)	22,558	180,238
ZAGG, Inc. (a)	29,552	245,282
Zoltek Companies, Inc. (a)	236,636	2,271,706
		16,436,518
Construction Materials - 0.6%
China Advanced Construction Materials Group, Inc. (a)	200	958
Eagle Materials, Inc.	87,381	2,049,958
Headwaters, Inc. (a)	151,391	514,730
Texas Industries, Inc.	136,849	4,676,130
		7,241,776
Containers & Packaging - 0.0%
Boise, Inc. (a)	3,593	26,049
Graphic Packaging Holding Company (a)	32,800	120,048
Myers Industries, Inc.	62	548
Owens-Illinois, Inc. (a)	600	16,818

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Materials - 3.6% (Continued)
Containers & Packaging - 0.0% (Continued)
Temple-Inland, Inc.	4,600	$95,312
		258,775
Metals & Mining - 1.2%
A.M. Castle & Company (a)	29	447
AK Steel Holding Corporation	171,900	2,164,221
Alcoa, Inc.	8,800	115,544
AMCOL International Corporation	69,593	1,930,510
Brigus Gold Corporation (a)	2,656	4,196
Brush Engineered Materials, Inc. (a)	30,999	1,027,617
Century Aluminum Company (a)	13,800	186,576
China Direct Industries, Inc. (a)	37,300	53,339
China Gerui Advanced Materials Group Ltd. (a)	600	3,750
China Natural Resources, Inc. (a)	21	255
Cliffs Natural Resources, Inc.	600	39,120
Commercial Metals Company	2,500	34,700
Compass Minerals International, Inc.	2,699	212,870
Entrée Gold, Inc. (a)	1,000	2,590
General Steel Holdings, Inc. (a)	166,281	493,854
Gold Resource Corporation (a)	3,537	74,631
Great Basin Gold Ltd. (a)	97,841	274,933
Gulf Resources, Inc. (a)	62,384	524,026
Jaguar Mining, Inc. (a)	129,612	838,590
Kaiser Aluminum Corporation	4,394	197,686
Mesabi Trust	20,197	836,762
Newmont Mining Corporation	300	18,261
Olympic Steel, Inc.	52,080	1,167,634
Rare Element Resources Ltd. (a)	10,000	113,600
Schnitzer Steel Industries, Inc. - Class A	2,000	103,380
Seabridge Gold, Inc. (a)	15,500	423,615
Taseko Mines Ltd. (a)	6,647	42,075
Timberline Resources Corporation (a)	600	708
U.S. Energy Corporation (a)	10,565	55,361
United States Steel Corporation	500	21,395
Walter Energy, Inc.	600	52,776
WHX Corporation (a)	5,187	52,492
Worthington Industries, Inc.	178,900	2,755,060
		13,822,574
Paper & Forest Products - 0.3%
Deltic Timber Corporation	27,836	1,299,384
Domtar Corporation	100	7,936
International Paper Company	1,900	48,032
KapStone Paper and Packaging Corporation (a)	2,300	29,440
MeadWestvaco Corporation	1,660	42,712
Mercer International, Inc. (a)	48,185	255,381
Orient Paper, Inc. (a)	46,531	253,594
P.H. Glatfelter Company	20,600	256,264
Schweitzer-Mauduit International, Inc.	6,497	416,977
Verso Paper Corporation (a)	254	930

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Materials - 3.6% (Continued)
Paper & Forest Products - 0.3% (Continued)
Wausau Paper Corporation (a)	34,635	$292,319
		2,902,969
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.6%
AboveNet, Inc. (a)	100	5,689
Alaska Communications Systems Group, Inc.	59,255	594,328
AT&T, Inc.	400	11,400
Cbeyond, Inc. (a)	84,260	1,141,723
Cincinnati Bell, Inc. (a)	64,347	157,650
Cogent Communications Group, Inc. (a)	57,692	625,958
HickoryTech Corporation	1,631	14,842
IDT Corporation - Class B (a)	31,447	461,642
Iridium Communications, Inc. (a)	194,120	1,601,490
Neutral Tandem, Inc. (a)	1,400	20,468
PAETEC Holding Corporation (a)	32,229	136,006
Premiere Global Services, Inc. (a)	53,220	363,493
Qwest Communications International, Inc.	900	5,940
Radcom Ltd. (a)	1,400	15,120
tw telecom, inc. (a)	54,062	994,741
Verizon Communications, Inc.	400	12,988
VocalTec Communications Ltd. (a)	12,074	402,185
		6,565,663
Wireless Telecommunication Services - 0.1%
Clearwire Corporation - Class A (a)	78	553
Fibertower Corporation (a)	114,879	516,956
Leap Wireless International, Inc. (a)	27,300	311,493
Shenandoah Telecommunications Company	4,177	76,230
Telephone and Data Systems, Inc.	2,200	76,626
USA Mobility, Inc.	16,481	277,375
		1,259,233
Utilities - 1.2%
Electric Utilities - 0.4%
Brookfield Infrastructure Partners, L.P.	4,500	95,175
DPL, Inc.	100	2,610
Duke Energy Corporation	200	3,642
Empire District Electric Company (The)	2,600	54,704
Exelon Corporation	400	16,328
FirstEnergy Corporation	240	8,717
Great Plains Energy, Inc.	2,100	39,963
MGE Energy, Inc.	9,443	382,913
Otter Tail Corporation	17,100	350,892
Pepco Holdings, Inc.	100	1,926
Pinnacle West Capital Corporation	5,500	226,380
PNM Resources, Inc.	79,800	940,842
PPL Corporation	400	10,760
Unitil Corporation	37,458	813,588
Westar Energy, Inc.	62,300	1,576,190
		4,524,630

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.2% (Continued)	Shares	Value
Utilities - 1.2% (Continued)
Gas Utilities - 0.6%
China Natural Gas, Inc. (a)	156,097	$963,118
New Jersey Resources Corporation	100	4,049
Nicor, Inc.	1,160	55,251
Northwest Natural Gas Company	26,534	1,307,861
Piedmont Natural Gas, Inc.	38,400	1,132,416
South Jersey Industries, Inc.	44,810	2,256,631
Star Gas Partners, L.P.	600	2,958
WGL Holdings, Inc.	37,423	1,442,657
		7,164,941
Independent Power Producers & Energy Traders - 0.1%
AES Corporation (The) (a)	200	2,388
American DG Energy, Inc. (a)	600	1,908
Dynegy, Inc. (a)	123,200	571,648
Mirant Corporation (a)	10,900	115,649
Ormat Technologies, Inc.	205	5,845
Raser Technologies, Inc. (a)	315,711	59,606
U.S. Geothermal, Inc. (a)	1,500	1,278
		758,322
Multi-Utilities - 0.1%
Black Hills Corporation	22,803	726,048
CH Energy Group, Inc.	1,110	50,449
Sempra Energy	200	10,696
Wisconsin Energy Corporation	800	47,632
		834,825
Water Utilities - 0.0%
American Water Works Company, Inc.	2,140	51,103
Aqua America, Inc.	28,375	610,914
Cadiz, Inc. (a)	2,623	28,512
York Water Company	1,912	30,267
		720,796

Total Common Stocks (Proceeds $679,457,226)		$687,882,546

EXCHANGE-TRADED FUNDS - 0.0%	Shares	Value
First Trust NASDAQ-100 Equal Weighted Index Fund	1,000	$22,600
ProShares UltraPro QQQ (a)	740	96,696
Total Exchange-Traded Funds (Proceeds $87,935)		$119,296

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

RIGHTS - 0.0%	Shares	Value
Zion Oil & Gas, Inc. (a) (b) (Proceeds $2,148)	4,870	$202

Total Securities Sold Short - 60.2% (Proceeds $679,547,309)		$688,002,044

ADR	- American Depositary Receipt.

(a)	Security did not pay a dividend during the year. Therefore, no dividend expense was incurred on the security.
(b)	Fair Value priced (Note 1). Fair valued securities totaled $202 at October 31, 2010, representing 0.0% of net assets.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
October 31, 2010

COMMON STOCKS - 99.1%	Shares	Value
Consumer Discretionary - 15.6%
Auto Components - 1.1%
Amerigon, Inc. (a)	7,000	$75,460
Dorman Products, Inc. (a)	4,415	161,103
Federal-Mogul Corporation (a)	3,800	75,354
Gentex Corporation	3,100	61,938
Standard Motor Products, Inc.	2,600	27,638
		401,493
Automobiles - 0.3%
Thor Industries, Inc.	3,300	103,917

Diversified Consumer Services - 2.2%
Collectors Universe, Inc.	600	10,176
ITT Educational Services, Inc. (a)	2,600	167,778
K12, Inc. (a)	2,800	78,148
Lincoln Educational Services Corporation (a)	3,600	44,856
Pre-Paid Legal Services, Inc. (a)	2,300	138,414
Regis Corporation	2,500	51,125
Sotheby's	4,300	188,512
Weight Watchers International, Inc.	3,400	113,866
		792,875
Hotels, Restaurants & Leisure - 3.3%
Boyd Gaming Corporation (a)	10,900	90,579
Choice Hotels International, Inc.	1,400	53,242
Denny's Corporation (a)	22,000	71,060
Frisch's Restaurants, Inc.	200	4,420
Interval Leisure Group, Inc. (a)	5,000	71,750
Isle of Capri Casinos, Inc. (a)	11,200	90,048
Krispy Kreme Doughnuts, Inc. (a)	14,200	79,520
Life Time Fitness, Inc. (a)	4,200	151,746
Marcus Corporation	8,898	114,073
Orient-Express Hotels Ltd. - Class A (a)	7,000	88,620
P.F. Chang's China Bistro, Inc.	1,700	78,064
Penn National Gaming, Inc. (a)	2,000	66,520
Pinnacle Entertainment, Inc. (a)	6,300	80,640
Ruth's Hospitality Group, Inc. (a)	12,000	54,720
Wendy's/Arby's Group, Inc. - Class A	16,600	76,360
		1,171,362
Household Durables - 1.3%
Harman International Industries, Inc. (a)	2,300	77,165
Jarden Corporation	1,100	35,266
Kid Brands, Inc. (a)	8,436	82,336
Libbey, Inc. (a)	9,900	131,571
Toll Brothers, Inc. (a)	4,200	75,348
Tupperware Brands Corporation	1,200	53,772
		455,458
Internet & Catalog Retail - 0.2%
Orbitz Worldwide, Inc. (a)	10,900	74,120

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Consumer Discretionary - 15.6% (Continued)
Internet & Catalog Retail - 0.2% (Continued)
U.S. Auto Parts Network, Inc. (a)	1,500	$11,985
		86,105
Leisure Equipment & Products - 0.5%
Callaway Golf Company	16,200	111,456
Eastman Kodak Company (a)	12,000	56,520
Marine Products Corporation (a)	581	3,608
		171,584
Media - 1.8%
Ballantyne Strong, Inc. (a)	1,800	15,156
Belo Corporation - Class A (a)	8,400	48,636
Cinemark Holdings, Inc.	6,100	107,055
DreamWorks Animation SKG, Inc. - Class A (a)	4,200	148,260
Fisher Communications, Inc. (a)	214	3,912
Harte-Hanks, Inc.	4,000	48,320
John Wiley & Sons, Inc. - Class A	1,500	64,740
Liberty Media, LLC - Starz Entertainment - Series A (a)	900	58,968
LIN TV Corporation - Class A (a)	2,400	9,984
Madison Square Garden, Inc. - Class A (a)	4,600	95,634
Media General, Inc. - Class A (a)	1,600	8,816
Mediacom Communications Corporation (a)	6,100	42,090
		651,571
Multiline Retail - 0.4%
Retail Ventures, Inc. (a)	7,400	100,566
Tuesday Morning Corporation (a)	8,000	38,320
		138,886
Specialty Retail - 3.3%
bebe stores, inc.	11,400	74,784
Charming Shoppes, Inc. (a)	43,100	150,419
Christopher & Banks Corporation	7,400	44,104
Group 1 Automotive, Inc. (a)	1,400	49,364
Jos. A. Bank Clothiers, Inc. (a)	1,800	78,480
Men's Wearhouse, Inc. (The)	3,600	87,984
New York & Company, Inc. (a)	13,300	41,496
Office Depot, Inc. (a)	31,700	142,333
RadioShack Corporation	6,900	138,897
Select Comfort Corporation (a)	18,100	150,411
Shoe Carnival, Inc. (a)	2,114	48,410
Signet Jewelers Ltd. (a)	2,604	91,609
Stein Mart, Inc. (a)	7,800	73,242
West Marine, Inc. (a)	700	6,867
Winmark Corporation	200	6,584
		1,184,984
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc. (a)	2,000	49,800
Delta Apparel, Inc. (a)	600	7,752
Maidenform Brands, Inc. (a)	2,600	69,576
Perry Ellis International, Inc. (a)	2,315	52,041
Quiksilver, Inc. (a)	18,300	76,311

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Consumer Discretionary - 15.6% (Continued)
Textiles, Apparel & Luxury Goods - 1.2% (Continued)
Timberland Company (The) (a)	3,700	$77,626
Warnaco Group, Inc. (The) (a)	1,300	69,043
Wolverine World Wide, Inc.	1,200	34,944
		437,093
Consumer Staples - 3.9%
Beverages - 0.7%
Central European Distribution Corporation (a)	3,200	79,904
Constellation Brands, Inc. - Class A (a)	6,000	118,380
MGP Ingredients, Inc.	4,100	36,982
National Beverage Corporation	1,080	15,444
		250,710
Food & Staples Retailing - 1.7%
Andersons, Inc. (The)	2,000	78,740
BJ's Wholesale Club, Inc. (a)	1,200	50,076
Casey's General Stores, Inc.	1,800	74,628
Spartan Stores, Inc.	9,300	139,035
SUPERVALU, Inc.	15,000	161,850
Susser Holdings Corporation (a)	2,400	32,808
Weis Markets, Inc.	2,100	81,816
		618,953
Food Products - 1.2%
Corn Products International, Inc.	2,205	93,823
Dean Foods Company (a)	11,700	121,680
Del Monte Foods Company	4,000	57,360
Imperial Sugar Company	5,500	69,850
John B. Sanfilippo & Son, Inc. (a)	300	4,026
Treehouse Foods, Inc. (a)	1,700	79,390
		426,129
Personal Products - 0.3%
Prestige Brands Holdings, Inc. (a)	9,200	98,900

Energy - 5.1%
Energy Equipment & Services - 2.0%
Allis-Chalmers Energy, Inc. (a)	30,600	157,284
Dresser-Rand Group, Inc. (a)	2,800	95,816
Gulf Island Fabrication, Inc.	5,610	128,133
Helix Energy Solutions Group, Inc. (a)	4,000	50,760
Hercules Offshore, Inc. (a)	25,000	59,000
Matrix Service Company (a)	1,100	9,988
OYO Geospace Corporation (a)	800	48,488
Parker Drilling Company (a)	3,600	15,228
SEACOR Holdings, Inc. (a)	900	85,275
Superior Energy Services, Inc. (a)	2,600	71,812
		721,784
Oil, Gas & Consumable Fuels - 3.1%
Approach Resources, Inc. (a)	8,801	135,976
Berry Petroleum Company - Class A	4,300	147,103
CAMAC Energy, Inc. (a)	5,200	13,728

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Energy - 5.1% (Continued)
Oil, Gas & Consumable Fuels - 3.1% (Continued)
Clayton Williams Energy, Inc. (a)	900	$53,748
Crimson Exploration, Inc. (a)	3,400	10,098
Crosstex Energy, Inc.	3,038	24,638
CVR Energy, Inc. (a)	6,400	60,928
Frontline Ltd.	900	25,875
General Maritime Corporation	15,000	57,600
GeoResources, Inc. (a)	6,012	103,406
Gulfport Energy Corporation (a)	4,600	76,636
Hyperdynamics Corporation (a)	11,100	27,195
Stone Energy Corporation (a)	9,400	146,922
Teekay Corporation	1,400	44,520
Teekay Tankers Ltd. - Class A	9,500	112,860
Warren Resources, Inc. (a)	12,200	50,996
		1,092,229
Financials - 15.2%
Capital Markets - 1.9%
BlackRock Kelso Capital Corporation	8,700	101,964
E*TRADE Financial Corporation (a)	5,000	71,500
FBR Capital Markets Corporation (a)	19,100	67,614
GFI Group, Inc.	14,400	68,976
HFF, Inc. - Class A (a)	6,100	59,963
International Assets Holding Corporation (a)	3,300	72,765
Main Street Capital Corporation	2,100	35,259
MVC Capital, Inc.	5,800	77,430
TICC Capital Corporation	5,800	59,972
Triangle Capital Corporation	12	195
Waddell & Reed Financial, Inc. - Class A	1,800	52,326
		667,964
Commercial Banks - 1.7%
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR	4,200	64,722
Bryn Mawr Bank Corporation	300	5,013
CapitalSource, Inc.	13,600	83,096
Citizens & Northern Corporation	629	9,202
CNB Financial Corporation	106	1,473
Commerce Bancshares, Inc.	1,900	69,996
East West Bancorp, Inc.	5,400	95,202
First Financial Bancorporation	3,737	62,931
Home BancShares, Inc.	500	10,285
IBERIABANK Corporation	1,200	62,460
Investors Bancorp, Inc. (a)	4,200	50,400
MainSource Financial Group, Inc.	1,500	12,405
Metro Bancorporation, Inc. (a)	1,200	12,132
Nara Bancorp, Inc. (a)	6,100	47,824
Suffolk Bancorp	1,000	25,900
West Bancorporation, Inc. (a)	300	1,971
		615,012
Consumer Finance - 1.9%
Advance America, Cash Advance Centers, Inc.	11,300	56,387

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Financials - 15.2% (Continued)
Consumer Finance - 1.9% (Continued)
Cardtronics, Inc. (a)	8,500	$144,075
Cash America International, Inc.	4,300	151,489
Credit Acceptance Corporation (a)	600	35,286
First Cash Financial Services, Inc. (a)	5,100	148,257
Nelnet, Inc. - Class A	3,300	74,151
Student Loan Corporation (The)	2,000	59,640
		669,285
Diversified Financial Services - 0.9%
Encore Capital Group, Inc. (a)	3,800	77,216
MarketAxess Holdings, Inc.	8,300	150,811
PICO Holdings, Inc. (a)	1,400	43,036
Portfolio Recovery Associates, Inc. (a)	900	60,345
		331,408
Insurance - 4.6%
Allied World Assurance Company Holdings Ltd.	1,000	57,210
American Financial Group, Inc.	2,400	73,392
American National Insurance Company	500	39,220
American Physicians Service Group, Inc.	1,200	38,880
American Safety Insurance Holdings Ltd. (a)	1,800	33,426
Aspen Insurance Holdings Ltd.	4,500	127,665
Erie Indemnity Company - Class A	2,490	142,378
FBL Financial Group, Inc. - Class A	2,700	70,632
First Mercury Financial Corporation	3,500	57,050
Flagstone Reinsurance Holdings Ltd.	3,600	39,240
Hallmark Financial Services, Inc. (a)	1,100	9,834
HCC Insurance Holdings, Inc.	2,000	52,960
Horace Mann Educators Corporation	2,800	52,332
Kansas City Life Insurance Company	900	28,584
Maiden Holdings Ltd.	7,600	58,140
MBIA, Inc. (a)	6,700	75,107
Meadowbrook Insurance Group, Inc.	9,547	82,391
Mercury General Corporation	1,900	80,712
NYMAGIC, Inc.	572	14,683
OneBeacon Insurance Group Ltd.	2,600	36,608
Presidential Life Corporation	3,800	36,366
Protective Life Corporation	3,400	81,498
SeaBright Holdings, Inc.	2,100	17,577
Transatlantic Holdings, Inc.	2,000	105,200
Unitrin, Inc.	3,500	85,050
Universal Insurance Holdings, Inc.	12,440	56,602
Validus Holdings Ltd.	3,700	104,932
		1,657,669
Real Estate Investment Trusts - 3.6%
Agree Realty Corporation	2,200	56,100
Associated Estates Realty Corporation	5,000	69,450
Brandywine Realty Trust	6,500	77,805
Chimera Investment Corporation	14,020	57,482
CommonWealth REIT	2,625	66,806
Developers Diversified Realty Corporation	4,500	58,050

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Financials - 15.2% (Continued)
Real Estate Investment Trusts - 3.6% (Continued)
Duke Realty Corporation	6,300	$78,561
Dynex Capital, Inc.	4,700	49,914
FelCor Lodging Trust, Inc. (a)	13,100	80,565
Glimcher Realty Trust	10,500	78,855
Hersha Hospitality Trust	24,446	149,121
Hospitality Properties Trust	3,500	79,835
LTC Properties, Inc.	2,000	55,700
Mack-Cali Realty Corporation	2,200	73,876
Saul Centers, Inc.	1,700	72,556
Senior Housing Properties Trust	2,200	52,558
Sovran Self Storage, Inc.	1,800	70,326
Winthrop Realty Trust	2,900	39,440
		1,267,000
Thrifts & Mortgage Finance - 0.6%
ESB Financial Corporation	100	1,439
Flagstar Bancorp, Inc. (a)	14,700	19,110
Home Federal Bancorp, Inc.	900	10,836
NewAlliance Bancshares, Inc.	4,800	61,872
OceanFirst Financial Corporation	1,000	11,940
TFS Financial Corporation	8,200	71,750
WSFS Financial Corporation	1,115	43,529
		220,476
Health Care - 12.4%
Biotechnology - 1.9%
Ariad Pharmaceuticals, Inc. (a)	45,800	168,544
ArQule, Inc. (a)	9,600	52,992
Array BioPharma, Inc. (a)	10,900	35,316
Cubist Pharmaceuticals, Inc. (a)	5,700	132,696
MannKind Corporation (a)	11,900	75,922
Martek Biosciences Corporation (a)	3,400	74,630
OPKO Health, Inc. (a)	35,389	97,674
Regeneron Pharmaceuticals, Inc. (a)	2,000	52,160
		689,934
Health Care Equipment & Supplies - 0.7%
Beckman Coulter, Inc.	1,900	101,156
Immucor, Inc. (a)	4,200	73,080
NxStage Medical, Inc. (a)	1,500	30,240
Sirona Dental Systems, Inc. (a)	1,400	52,710
		257,186
Health Care Providers & Services - 6.8%
Almost Family, Inc. (a)	1,500	51,795
AMERIGROUP Corporation (a)	3,300	137,709
AMN Healthcare Services, Inc. (a)	9,600	50,880
AmSurg Corporation (a)	7,600	137,408
CardioNet, Inc. (a)	24,952	127,255
Catalyst Health Solutions, Inc. (a)	2,400	90,840
Community Health Systems, Inc. (a)	1,700	51,136
Continucare Corporation (a)	9,706	43,677

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Health Care - 12.4% (Continued)
Health Care Providers & Services - 6.8% (Continued)
Corvel Corporation (a)	1,600	$71,680
Coventry Health Care, Inc. (a)	2,600	60,892
Ensign Group, Inc. (The)	800	15,016
Five Star Quality Care, Inc. (a)	28,590	155,244
Genoptix, Inc. (a)	2,200	37,444
Health Management Associates, Inc. - Class A (a)	8,000	64,080
Health Net, Inc. (a)	3,000	80,670
HealthSpring, Inc. (a)	1,800	52,542
Healthways, Inc. (a)	14,600	153,008
IPC The Hospitalist Company, Inc. (a)	2,600	83,278
Magellan Health Services, Inc. (a)	2,800	134,400
National Research Corporation	200	5,626
NightHawk Radiology Holdings, Inc. (a)	10,588	67,869
PDI, Inc. (a)	700	6,139
Providence Service Corporation (The) (a)	3,617	59,427
Psychiatric Solutions, Inc. (a)	4,500	151,650
Res-Care, Inc. (a)	8,500	112,455
Rural/Metro Corporation (a)	4,200	36,204
Skilled Healthcare Group, Inc. - Class A (a)	24,000	90,000
Sun Healthcare Group, Inc. (a)	15,735	149,640
Tenet Healthcare Corporation (a)	14,600	63,656
Universal American Corporation	4,900	78,792
		2,420,412
Health Care Technology - 0.5%
Computer Programs & Systems, Inc.	600	27,402
Omnicell, Inc. (a)	4,700	65,659
SXC Health Solutions Corporation (a)	2,000	77,920
		170,981
Life Sciences Tools & Services - 0.6%
Bio-Rad Laboratories, Inc. - Class A (a)	700	63,434
PerkinElmer, Inc.	2,600	60,970
Pharmaceutical Product Development, Inc.	2,000	51,620
Techne Corporation	800	48,736
		224,760
Pharmaceuticals - 1.9%
Cornerstone Therapeutics, Inc. (a)	5,300	33,178
Cypress Bioscience, Inc. (a)	12,600	50,274
Impax Laboratories, Inc. (a)	7,900	148,836
Jazz Pharmaceuticals, Inc. (a)	6,800	72,284
King Pharmaceuticals, Inc. (a)	2,800	39,592
Medicines Company (The) (a)	6,800	86,836
Par Pharmaceutical Companies, Inc. (a)	3,500	113,785
Penwest Pharmaceuticals Company (a)	14,000	70,000
Santarus, Inc. (a)	14,400	45,072
		659,857
Industrials - 16.0%
Aerospace & Defense - 2.2%
Alliant Techsystems, Inc. (a)	900	68,616

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Industrials - 16.0% (Continued)
Aerospace & Defense - 2.2% (Continued)
BE Aerospace, Inc. (a)	4,200	$154,392
Cubic Corporation	1,200	52,284
Esterline Technologies Corporation (a)	1,200	72,528
GeoEye, Inc. (a)	1,600	70,832
LMI Aerospace, Inc. (a)	5,549	90,615
Orbital Sciences Corporation (a)	9,200	149,408
Spirit AeroSystems Holdings, Inc. - Class A (a)	2,600	56,264
TransDigm Group, Inc. (a)	900	59,643
		774,582
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	8,400	56,448
Dynamex, Inc. (a)	1,800	38,052
Forward Air Corporation	5,500	147,840
		242,340
Airlines - 1.1%
Copa Holdings, S.A. - Class A	1,300	65,949
Hawaiian Holdings, Inc. (a)	19,790	144,863
Republic Airways Holdings, Inc. (a)	9,500	88,255
SkyWest, Inc.	6,100	92,476
		391,543
Building Products - 0.8%
Ameron International Corporation	1,099	75,567
NCI Building Systems, Inc. (a)	7,800	77,298
Universal Forest Products, Inc.	5,000	150,700
		303,565
Commercial Services & Supplies - 1.0%
APAC Customer Services, Inc. (a)	2,900	17,603
Cenveo, Inc. (a)	2,600	14,300
Clean Harbors, Inc. (a)	1,000	70,500
Copart, Inc. (a)	1,400	47,404
Deluxe Corporation	2,600	53,144
Schawk, Inc.	3,600	69,912
US Ecology, Inc.	4,400	71,368
		344,231
Construction & Engineering - 1.6%
AECOM Technology Corporation (a)	2,700	71,523
Argan, Inc. (a)	1,000	8,470
Chicago Bridge & Iron Company N.V. (a)	3,000	75,630
Great Lakes Dredge & Dock Corporation	23,678	146,567
Pike Electric Corporation (a)	1,700	12,852
Shaw Group, Inc. (The) (a)	2,200	67,232
Tutor Perini Corporation (a)	6,000	139,260
URS Corporation (a)	1,700	66,181
		587,715
Electrical Equipment - 0.8%
Advanced Battery Technologies, Inc. (a)	10,457	41,305
Babcock & Wilcox Company (The) (a)	2,200	50,204
Polypore International, Inc. (a)	4,500	149,715

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Industrials - 16.0% (Continued)
Electrical Equipment - 0.8% (Continued)
Thomas & Betts Corporation (a)	1,400	$60,970
		302,194
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	2,000	70,140

Machinery - 4.0%
3D Systems Corporation (a)	2,300	59,432
Alamo Group, Inc.	2,715	65,160
American Railcar Industries, Inc. (a)	4,200	64,722
Astec Industries, Inc. (a)	3,800	111,986
Commercial Vehicle Group, Inc. (a)	4,000	53,720
Gardner Denver, Inc.	700	40,474
Greenbrier Companies, Inc. (The) (a)	4,200	76,440
Harsco Corporation	4,200	97,356
Hawk Corporation - Class A (a)	1,000	49,830
Hurco Companies, Inc. (a)	1,216	22,374
IDEX Corporation	1,400	50,512
NACCO Industries, Inc. - Class A	550	54,593
Navistar International Corporation (a)	1,700	81,906
Sauer-Danfoss, Inc. (a)	4,800	106,128
Snap-on, Inc.	1,300	66,300
SPX Corporation	800	53,648
Thermadyne Holdings Corporation (a)	5,100	76,908
Trimas Corporation (a)	9,356	148,106
Twin Disc, Inc.	7,312	148,872
		1,428,467
Marine - 0.6%
Genco Shipping & Trading Ltd. (a)	3,700	61,235
Horizon Lines, Inc.	28,820	124,214
International Shipholding Corporation	600	16,782
		202,231
Professional Services - 0.7%
Acacia Research Corporation (a)	5,900	157,058
CBIZ, Inc. (a)	12,751	75,486
		232,544
Road & Rail - 1.2%
AMERCO (a)	1,484	122,163
Celadon Group, Inc. (a)	2,800	36,316
Landstar System, Inc.	2,000	75,240
RailAmerica, Inc. (a)	5,200	60,320
Ryder System, Inc.	3,400	148,750
		442,789
Trading Companies & Distributors - 1.1%
Aircastle Ltd.	7,080	65,207
RSC Holdings, Inc. (a)	17,300	139,784
TAL International Group, Inc.	2,000	56,040
United Rentals, Inc. (a)	8,000	150,320
		411,351

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Information Technology - 23.9%
Communications Equipment - 2.6%
Blue Coat Systems, Inc. (a)	6,100	$164,517
Comtech Telecommunications Corporation	2,800	86,296
EchoStar Corporation - Class A (a)	3,889	82,447
Harmonic, Inc. (a)	7,200	50,256
Ixia (a)	6,500	101,725
JDS Uniphase Corporation (a)	6,000	63,060
Occam Networks, Inc. (a)	6,300	46,431
Sonus Networks, Inc. (a)	31,070	96,628
Sycamore Networks, Inc.	1,800	54,882
ViaSat, Inc. (a)	1,900	78,223
Westell Technologies, Inc. - Class A (a)	38,800	113,684
		938,149
Computers & Peripherals - 2.2%
ActivIdentity Corporation (a)	12,700	41,021
Compellent Technologies, Inc. (a)	6,200	156,674
Hypercom Corporation (a)	7,800	46,488
Imation Corporation (a)	7,600	74,024
Isilon Systems, Inc. (a)	5,200	148,044
Netezza Corporation (a)	3,300	88,968
Quantum Corporation (a)	15,700	53,066
Super Micro Computer, Inc. (a)	5,100	56,712
Xyratex Ltd. (a)	7,000	108,360
		773,357
Electronic Equipment, Instruments & Components - 4.3%
Agilysys, Inc. (a)	6,500	39,000
Arrow Electronics, Inc. (a)	2,000	59,220
AVX Corporation	3,550	50,907
Cogent, Inc. (a)	6,600	69,432
Cognex Corporation	4,600	122,820
DDi Corporation	6,400	65,792
Ingram Micro, Inc. - Class A (a)	4,400	77,704
Itron, Inc. (a)	1,200	72,924
Jabil Circuit, Inc.	7,700	118,118
Keithley Instruments, Inc.	3,500	75,530
Littelfuse, Inc. (a)	1,900	80,617
Mercury Computer Systems, Inc. (a)	5,700	90,288
Methode Electronics, Inc.	3,300	30,657
National Instruments Corporation	2,300	80,017
Nu Horizons Electronics Corporation (a)	17,128	119,211
Park Electrochemical Corporation	4,580	123,660
SMART Modular Technologies (WWH), Inc. (a)	17,300	127,847
Spectrum Control, Inc. (a)	4,800	73,248
Viasystems Group, Inc. (a)	700	11,025
Vishay Precision Group, Inc. (a)	2,800	47,600
Zygo Corporation (a)	1,409	15,076
		1,550,693
Internet Software & Services - 1.3%
Dice Holdings, Inc. (a)	4,400	39,820
Internet Brands, Inc. - Class A (a)	5,200	68,848

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Information Technology - 23.9% (Continued)
Internet Software & Services - 1.3% (Continued)
Internet Capital Group, Inc. (a)	3,200	$39,968
Limelight Networks, Inc. (a)	20,501	138,997
RealNetworks, Inc. (a)	11,000	33,000
Web.com Group, Inc. (a)	5,200	32,240
Zix Corporation (a)	30,200	117,478
		470,351
IT Services - 3.0%
Acxiom Corporation (a)	6,486	113,829
Alliance Data Systems Corporation (a)	2,400	145,728
Broadridge Financial Solutions, Inc.	2,200	48,400
DST Systems, Inc.	1,700	73,559
Global Cash Access Holdings, Inc. (a)	31,600	115,024
iGATE Corporation	5,400	110,376
MAXIMUS, Inc.	2,100	127,323
NCI, Inc. - Class A (a)	1,745	32,527
Syntel, Inc.	900	43,974
TeleTech Holdings, Inc. (a)	3,500	53,130
Unisys Corporation (a)	6,200	142,910
Virtusa Corporation (a)	3,200	45,632
		1,052,412
Office Electronics - 0.2%
Zebra Technologies Corporation - Class A (a)	2,200	78,716

Semiconductors & Semiconductor Equipment - 7.2%
Actel Corporation (a)	1,700	35,462
Amtech Systems, Inc. (a)	3,100	51,894
ATMI, Inc. (a)	9,000	159,030
Brooks Automation, Inc. (a)	10,200	69,258
Cirrus Logic, Inc. (a)	10,900	140,065
Cypress Semiconductor Corporation (a)	11,700	164,970
Entegris, Inc. (a)	24,800	148,304
Entropic Communications, Inc. (a)	6,100	50,996
Exar Corporation (a)	8,600	57,190
Fairchild Semiconductor International, Inc. (a)	14,000	157,780
FSI International, Inc. (a)	53,100	142,839
GSI Technology, Inc. (a)	5,800	40,310
International Rectifier Corporation (a)	4,000	92,920
Lattice Semiconductor Corporation (a)	13,800	67,068
Microtune, Inc. (a)	21,400	61,846
MIPS Technologies, Inc. (a)	9,800	144,060
Nanometrics, Inc. (a)	3,400	45,798
ON Semiconductor Corporation (a)	22,300	171,041
Photronics, Inc. (a)	4,961	31,155
PMC-Sierra, Inc. (a)	13,100	100,739
Semtech Corporation (a)	4,100	87,781
Silicon Image, Inc. (a)	20,700	127,305
Spansion, Inc. - Class A (a)	4,900	85,701
Teradyne, Inc. (a)	12,100	136,004
Varian Semiconductor Equipment Associates, Inc. (a)	1,300	42,471

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Information Technology - 23.9% (Continued)
Semiconductors & Semiconductor Equipment - 7.2% (Continued)
Veeco Instruments, Inc. (a)	4,000	$167,400
		2,579,387
Software - 3.1%
Aspen Technology, Inc. (a)	5,900	66,080
Compuware Corporation (a)	6,900	69,069
DemandTec, Inc. (a)	10,800	114,264
Epicor Software Corporation (a)	5,200	48,880
Jack Henry & Associates, Inc.	743	20,180
NetScout Systems, Inc. (a)	4,600	107,962
Novell, Inc. (a)	13,400	79,462
OPNET Technologies, Inc.	2,562	50,497
Solera Holdings, Inc.	1,900	91,295
Sonic Solutions, Inc. (a)	4,780	57,216
SS&C Technologies Holdings, Inc. (a)	2,500	43,250
Take-Two Interactive Software, Inc. (a)	7,900	84,214
TeleCommunication Systems, Inc. (a)	19,800	107,118
Websense, Inc. (a)	8,000	160,960
		1,100,447
Materials - 4.4%
Chemicals - 2.1%
Cabot Corporation	1,900	64,638
Cytec Industries, Inc.	1,000	49,520
Ferro Corporation (a)	10,800	148,176
Georgia Gulf Corporation (a)	5,500	111,265
Rockwood Holdings, Inc. (a)	4,400	149,248
Scotts Miracle-Gro Company (The) - Class A	2,060	110,004
TPC Group, Inc. (a)	1,803	49,492
Valspar Corporation (The)	1,900	60,990
		743,333
Construction Materials - 0.0%
United States Lime & Minerals, Inc. (a)	172	6,966

Containers & Packaging - 0.5%
AEP Industries, Inc. (a)	2,100	51,177
Greif, Inc. - Class A	800	46,992
Packaging Corporation of America	2,600	63,518
Temple-Inland, Inc.	1,300	26,936
		188,623
Metals & Mining - 0.7%
Capital Gold Corporation (a)	23,300	102,287
Globe Specialty Metals, Inc.	3,200	49,728
Reliance Steel & Aluminum Company	600	25,110
Royal Gold, Inc.	1,500	74,265
		251,390
Paper & Forest Products - 1.1%
Buckeye Technologies, Inc.	3,000	54,150
Clearwater Paper Corporation (a)	1,900	153,425
Domtar Corporation	2,000	158,720

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Materials - 4.4% (Continued)
Paper & Forest Products - 1.1% (Continued)
Verso Paper Corporation (a)	9,500	$34,770
		401,065
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.7%
Atlantic Tele-Network, Inc.	1,200	50,712
Cbeyond, Inc. (a)	5,800	78,590
SureWest Communications (a)	800	6,400
Vonage Holdings Corporation (a)	54,000	137,700
		273,402
Wireless Telecommunication Services - 0.4%
NTELOS Holdings Corporation	3,100	56,327
United States Cellular Corporation (a)	1,700	78,982
		135,309
Utilities - 1.5%
Electric Utilities - 0.6%
NV Energy, Inc.	8,500	116,110
Portland General Electric Company	4,600	96,140
		212,250
Gas Utilities - 0.9%
AGL Resources, Inc.	1,501	58,929
Atmos Energy Corporation	1,800	53,010
Energen Corporation	1,600	71,424
Questar Corporation	4,200	71,274
UGI Corporation	2,600	78,234
		332,871

Total Common Stocks (Cost $32,579,648)		$35,478,390

MONEY MARKET FUNDS - 1.0%	Shares	Value
UMB Money Market Fiduciary, 0.02% (b) (Cost $344,184)	344,184	$344,184

Total Investments at Value - 100.1% (Cost $32,923,832)		$35,822,574

Liabilities in Excess of Other Assets - (0.1%)		(38,544)

Net Assets - 100.0%		$35,784,030

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of October 31, 2010.

See accompanying notes to financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON
DETAILED SCHEDULES OF INVESTMENTS

To the Shareholders and Board of Trustees of
TFS Capital Investment Trust

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of TFS Capital Investment Trust (the "Funds"), comprised of TFS Market Neutral Fund and TFS Small Cap Fund, as of October 31, 2010, and for the year then ended and have issued our report thereon dated December 28, 2010 (which report expressed an unqualified opinion) which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audits also included the Funds’ detailed schedules of investments (the "Schedules") as of October 31, 2010 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion based on our audits. In our opinion, the Schedules referred to above, when considered in relation to the basic financial statements taken as a whole of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Cincinnati, Ohio
December 28, 2010

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust

By (Signature and Title)*		/s/ Larry S, Eiben
Larry S. Eiben, President

Date	December 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	December 29, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	December 29, 2010

* Print the name and title of each signing officer under his or her signature.